UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22128

FocusShares Trust
(Exact name of registrant as specified in charter)

210 Summit Avenue
Suite C-11
Montvale, NJ  07645
(Address of principal executive offices) (Zip code)

Erik Liik
FocusShares, LLC
210 Summit Avenue
Suite C-11
Montvale, NJ  07645
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (201) 930-8500

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report
April 30, 2011

Table of Contents

I	Allocation of Portfolio Holdings and Industries
1	Schedule of Portfolio Investments
1	Focus Morningstar US Market Index ETF
11	Focus Morningstar Large Cap Index ETF
15	Focus Morningstar Mid Cap Index ETF
22	Focus Morningstar Small Cap Index ETF
30	Focus Morningstar Basic Materials Index ETF
32	Focus Morningstar Communication Services Index ETF
33	Focus Morningstar Consumer Cyclical Index ETF
36	Focus Morningstar Consumer Defensive Index ETF
38	Focus Morningstar Energy Index ETF
40	Focus Morningstar Financial Services Index ETF
43	Focus Morningstar Health Care Index ETF
45	Focus Morningstar Industrials Index ETF
48	Focus Morningstar Real Estate Index ETF
50	Focus Morningstar Technology Index ETF
53	Focus Morningstar Utilities Index ETF
54	Statements of Assets and Liabilities
56	Statements of Operations
58	Statements of Changes in Net Assets
60	Financial Highlights
63	Notes to Financial Statements
71	Expense Examples
73	Board Approval of Investment Advisory Agreement
75	Proxy Voting & Quarterly Portfolio Holdings Information

Shares of the Trust are not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the shares of the Trust or any member of the public regarding the advisability of trading in the product(s). Morningstar has no obligation to take the needs of FocusShares, LLC (in its capacity as licensee of the underlying indexes, the “licensee”) or the owners of the shares of the Trust into consideration in determining, composing or calculating the underlying indexes. Morningstar is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the shares of the trust to be listed or in the determination or calculation of the equation by which the shares of the trust are to be converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the shares of the trust.

Morningstar does not guarantee the accuracy and/or the completeness of the underlying indexes or any data included therein and Morningstar shall have no liability for any errors, omissions, or interruptions therein. Morningstar makes no warranty, express or implied, as to results to be obtained by licensee, owners of the shares of the trust, or any other person or entity from the use of the underlying indexes or any data included therein. Morningstar makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the underlying indexes or any data included therein, without limiting any of the foregoing, in no event shall Morningstar have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between Morningstar and Licensee.

Morningstar® is a registered trademark of Morningstar, Inc. Morningstar Basic MaterialsSM, Morningstar Communication ServicesSM, Morningstar Consumer CyclicalSM, Morningstar Consumer DefensiveSM, Morningstar EnergySM, Morningstar Financial ServicesSM, Morningstar Health CareSM, Morningstar IndustrialsSM, Morningstar Large CapSM, Morningstar Mid CapSM, Morningstar Real EstateSM, Morningstar Small CapSM, Morningstar TechnologySM, Morningstar US MarketSM, Morningstar UtilitiesSM are service marks of Morningstar, Inc.

FocusShares Trust

Allocation of Portfolio Holdings & Industries
April 30, 2011 (Unaudited)

Focus Morningstar US Market Index ETF (Ticker: FMU)

The Focus Morningstar US Market Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar US Market Index (the “Underlying Index”). The Underlying Index measures the performance of United States (“US”), publicly traded companies as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Exxon Mobil Corp.	3 .0%
Apple, Inc.	2 .2%
Chevron Corp.	1 .5%
General Electric Co.	1 .5%
International Business Machines Corp.	1 .4%

Industry Holdings
% of Total Investments
Information Technology	18.1%
Financials	15.7%
Energy	12.5%
Industrials	11.7%
Consumer Discretionary	11.3%
Heath Care	10.9%
Consumer Staples	9.2%
Materials	4.4%
Utilities	3.5%
Telecommunication Services	2.7%

Focus Morningstar Large Cap Index ETF (Ticker: FLG)

The Focus Morningstar Large Cap Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Large Cap Index (the “Underlying Index”). The Underlying Index measures the performance of stocks issued by large-capitalization companies as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Exxon Mobil Corp.	4 .2%
Apple, Inc.	3 .0%
Chevron Corp.	2 .1%
General Electric Co.	2 .1%
International Business Machines Corp.	2 .0%

Industry Holdings
% of Total Investments
Information Technology	19.3%
Financials	14.5%
Energy	14.0%
Heath Care	11.3%
Consumer Staples	11.0%
Industrials	10.6%
Consumer Discretionary	9.9%
Materials	3.3%
Telecommunication Services	3.3%
Utilities	2.8%

Focus Morningstar Mid Cap Index ETF (Ticker: FMM)

The Focus Morningstar Mid Cap Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Mid Cap Index (the “Underlying Index”). The Underlying Index measures the performance of stocks issued by middle-capitalization companies as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Valero Energy Corp.	0 .5%
Altera Corp.	0 .5%
El Paso Corp.	0 .4%
Discover Financial Services	0 .4%
CIGNA Corp.	0 .4%

Industry Holdings
% of Total Investments
Financials	17.7%
Consumer Discretionary	15.5%
Information Technology	14.6%
Industrials	12.9%
Health Care	11.0%
Energy	8.8%
Materials	6.9%
Consumer Staples	5.9%
Utilities	5.6%
Telecommunication Services	1.1%

I

Focus Morningstar Small Cap Index ETF (Ticker: FOS)

The Focus Morningstar Small Cap Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Small Cap Index (the “Underlying Index”). The Underlying Index measures the performance of stocks issued by small-capitalization companies as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
SandRidge Energy, Inc.	0 .4%
Acme Packet, Inc.	0 .4%
Brigham Exploration Co.	0 .4%
Tesoro Corp.	0 .4%
Cypress Semiconductor Corp.	0 .3%

Industry Holdings
% of Total Investments
Financials	20.0%
Information Technology	19.7%
Industrials	16.8%
Consumer Discretionary	13.2%
Health Care	9.9%
Energy	7.5%
Materials	5.8%
Utilities	4.0%
Consumer Staples	2.8%
Telecommunication Services	0.3%

Focus Morningstar Basic Materials Index ETF (Ticker: FBM)

The Focus Morningstar Basic Materials Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Basic Materials Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that manufacture chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
E.I. du Pont de Nemours & Co.	8 .5%
Freeport-McMoRan Copper & Gold, Inc.	8 .4%
Dow Chemical Co./The	7 .6%
Monsanto Co.	6 .0%
Newmont Mining Corp.	4 .6%

Largest Industry Holdings
% of Total Investments
Chemicals	47.4%
Metals & Mining	28.6%
Oil, Gas & Consumable Fuels	8.7%
Real Estate Investment Trusts	4.2%
Paper & Forest Products	4.1%
Construction Materials	1.9%
Building Products	1.5%
Containers & Packaging	1.4%
Commercial Services & Supplies	0.7%
Multi-Utilities	0.7%

Focus Morningstar Communication Services Index ETF (Ticker: FCQ)

The Focus Morningstar Communication Services Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Communication Services Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that provide communication services using fixed-line networks or those that provide wireless access and services. This sector also includes companies that provide internet services such as access, navigation and internet related software and services.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
AT&T, Inc.	19 .8%
Verizon Communications, Inc.	12 .9%
Comcast Corp., Class A	6 .9%
CenturyLink, Inc.	4 .8%
DIRECTV, Class A	4 .8%

Industry Holdings
% of Total Investments
Diversified Telecommunication Services	46.1%
Media	31.6%
Wireless Telecommunication Services	16.8%
Internet Software & Services	2.9%
IT Services	1.3%
Communications Equipment	0.9%
Software	0.4%

II

Focus Morningstar Consumer Cyclical Index ETF (Ticker: FCL)

The Focus Morningstar Consumer Cyclical Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Consumer Cyclical Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and includes retail stores, auto & auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
McDonald’s Corp.	5 .5%
Walt Disney Co./The	5 .1%
Amazon.com, Inc.	4 .6%
Home Depot, Inc.	4 .1%
Ford Motor Co.	3 .7%

Largest Industry Holdings
% of Total Investments
Specialty Retail	20.5%
Media	19.0%
Hotels, Restaurants & Leisure	18.7%
Internet & Catalog Retail	8.2%
Textiles, Apparel & Luxury Goods	6.2%
Automobiles	5.5%
Auto Components	4.1%
Household Durables	3.4%
Multiline Retail	3.2%
Internet Software & Services	2.8%

Focus Morningstar Consumer Defensive Index ETF (Ticker: FCD)

The Focus Morningstar Consumer Defensive Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Consumer Defensive Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco. This sector also includes companies that provide services such as education & training services.

Market Exposure
Investment Type	% of Net Assets
Equity Securities 100%	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Procter & Gamble Co./The	12 .6%
Coca-Cola Co./The	9 .9%
Philip Morris International, Inc.	8 .6%
Wal-Mart Stores, Inc.	7 .7%
PepsiCo, Inc.	7 .6%

Largest Industry Holdings
% of Total Investments
Food & Staples Retailing	20.5%
Beverages	20.4%
Household Products	18.7%
Food Products	17.8%
Tobacco	14.6%
Multiline Retail	3.5%
Personal Products	2.4%
Diversified Consumer Services	1.2%
Household Durables	0.7%
Chemicals	0.1%

Focus Morningstar Energy Index ETF (Ticker: FEG)

The Focus Morningstar Energy Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Energy Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators. This sector also includes companies engaged in the mining of coal.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Exxon Mobil Corp.	19 .8%
Chevron Corp.	10 .8%
Schlumberger Ltd.	6 .9%
ConocoPhillips	6 .3%
Occidental Petroleum Corp.	5 .0%

Industry Holdings
% of Total Investments
Oil, Gas & Consumable Fuels	76.0%
Energy Equipment & Services	23.0%
Gas Utilities	1.0%

III

Focus Morningstar Financial Services Index ETF (Ticker: FFL)

The Focus Morningstar Financial Services Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Financial Services Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that provide financial services which includes banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
JPMorgan Chase & Co.	9 .2%
Wells Fargo & Co.	7 .5%
Citigroup, Inc.	6 .9%
Bank of America Corp.	6 .4%
Berkshire Hathaway, Inc.,Class B	4 .1%

Industry Holdings
% of Total Investments
Insurance	25.9%
Diversified Financial Services	24.8%
Commercial Banks	20.7%
Capital Markets	16.7%
Consumer Finance	5.3%
IT Services	3.6%
Thrifts & Mortgage Finance	1.6%
Real Estate Investment Trusts	1.4%

Focus Morningstar Health Care Index ETF (Ticker: FHC)

The Focus Morningstar Health Care Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Health Care Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consist of companies involved in biotechnology, pharmaceuticals, research services, home health care, hospitals, long-term care facilities, and medical equipment and supplies.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Johnson & Johnson	11 .4%
Pfizer, Inc.	10 .7%
Merck & Co., Inc.	7 .0%
Abbott Laboratories	5 .1%
UnitedHealth Group, Inc.	3 .4%

Industry Holdings
% of Total Investments
Pharmaceuticals	44.8%
Heath Care Providers & Services	20.7%
Health Care Equipment & Supplies	19.1%
Biotechnology	10.8%
Life Sciences Tools & Services	4.5%
Commercial Services & Supplies	0.1%

Focus Morningstar Industrials Index ETF (Ticker: FIL)

The Focus Morningstar Industrials Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Industrials Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms as well as companies engaged in transportations and logistic services.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
General Electric Co.	11 .4%
United Technologies Corp.	3 .7%
Caterpillar, Inc.	3 .5%
3M Co.	3 .3%
United Parcel Service, Inc., Class B	2 .8%

Largest Industry Holdings
% of Total Investments
Machinery	19.8%
Aerospace & Defense	18.0%
Industrial Conglomerates	15.9%
Road & Rail	7.3%
IT Services	7.0%
Air Freight & Logistics	5.9%
Electrical Equipment	5.7%
Commercial Services & Supplies	4.2%
Chemicals	2.8%
Construction & Engineering	2.4%

IV

Focus Morningstar Real Estate Index ETF (Ticker: FRL)

The Focus Morningstar Real Estate Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Real Estate Index (the “Underlying index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of mortgage companies, property management companies and REITs.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Simon Property Group, Inc.	9 .2%
Vornado Realty Trust	4 .8%
Equity Residential	4 .6%
Public Storage	4 .5%
HCP, Inc.	4 .0%

Industry Holdings
% of Total Investments
Real Estate Investment Trusts	94.2%
Real Estate Management & Development	4.6%
Commercial Services & Supplies	0.8%
Professional Services	0.4%

Focus Morningstar Technology Index ETF (Ticker: FTQ)

The Focus Morningstar Technology Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Technology Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services and companies engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Apple, Inc.	13 .0%
International Business Machines Corp.	8 .5%
Microsoft Corp.	7 .9%
Oracle Corp.	5 .6%
Google, Inc., Class A	5 .5%

Largest Industry Holdings
% of Total Investments
Software	22.6%
Computers & Peripherals	22.4%
Semiconductors & Semiconductor Equipment	17.1%
Communications Equipment	11.8%
IT Services	10.9%
Internet Software & Services	7.7%
Electronic Equipment, Instruments & Components	4.5%
Life Sciences Tools & Services	1.2%
Health Care Technology	0.7%
Electrical Equipment	0.3%

Focus Morningstar Utilities Index ETF (Ticker: FUI)

The Focus Morningstar Utilities Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Utilities Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of electric, gas, and water utilities.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Southern Co.	6 .7%
Exelon Corp.	5 .7%
Dominion Resources, Inc.	5 .5%
Duke Energy Corp.	5 .0%
NextEra Energy, Inc.	4 .8%

Industry Holdings
% of Total Investments
Electric Utilities	50.1%
Multi-Utilities	35.4%
Independent Power Producers & Energy Traders	6.6%
Gas Utilities	5.9%
Water Utilities	2.0%

V

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Consumer Discretionary – 11.3%
37	Abercrombie & Fitch Co., Class A	$2,620
33	Advance Auto Parts, Inc.	2,160
41	Aeropostale, Inc.*	1,047
131	Amazon.com, Inc.*	25,741
78	American Eagle Outfitters, Inc.	1,214
45	Apollo Group, Inc., Class A*	1,801
33	Ascena Retail Group, Inc.*	1,033
12	AutoZone, Inc.*	3,389
102	Bed Bath & Beyond, Inc.*	5,724
127	Best Buy Co., Inc.	3,965
25	Big Lots, Inc.*	1,028
49	BorgWarner, Inc.*	3,785
45	Brinker International, Inc.	1,084
45	Brunswick Corp.	1,052
98	Cablevision Systems Corp., Class A	3,452
90	CarMax, Inc.*	3,123
168	Carnival Corp.	6,396
249	CBS Corp., Class B	6,280
78	Chico’s FAS, Inc.	1,141
12	Chipotle Mexican Grill, Inc.*	3,201
115	Coach, Inc.	6,878
1,031	Comcast Corp., Class A	26,590
122	D.R. Horton, Inc.	1,518
53	Darden Restaurants, Inc.	2,489
16	Deckers Outdoor Corp.*	1,358
25	DeVry, Inc.	1,322
41	Dick’s Sporting Goods, Inc.*	1,678
303	DIRECTV, Class A*	14,723
61	Discovery Communications, Inc., Class A*	2,700
57	Discovery Communications, Inc., Class C*	2,249
82	DISH Network Corp., Class A*	2,053
53	Dollar Tree, Inc.*	3,047
73	Expedia, Inc.	1,827
49	Family Dollar Stores, Inc.	2,656
82	Foot Locker, Inc.	1,765
1,325	Ford Motor Co.*	20,498
61	Fortune Brands, Inc.	3,970
20	Fossil, Inc.*	1,916
57	GameStop Corp., Class A*	1,464
94	Gannett Co., Inc.	1,416
143	Gap, Inc./The	3,323
45	Garmin Ltd.*	1,540
200	General Motors Co.*	6,418
65	Gentex Corp.	2,038
78	Genuine Parts Co.	4,189
131	Goodyear Tire & Rubber Co./The*	2,378
29	Guess?, Inc.	1,247

Shares		Value
	Common Stocks (continued)
114	H&R Block, Inc.	$1,971
41	Hanesbrands, Inc.*	1,333
90	Harley-Davidson, Inc.	3,353
33	Harman International Industries, Inc.	1,601
61	Hasbro, Inc.	2,857
605	Home Depot, Inc.	22,470
114	International Game Technology	2,017
200	Interpublic Group of Cos., Inc./The	2,350
82	J.C. Penney Co., Inc.	3,153
45	Jarden Corp.	1,637
25	John Wiley & Sons, Inc., Class A	1,273
258	Johnson Controls, Inc.	10,578
111	Kohl’s Corp.	5,851
33	Lamar Advertising Co., Class A*	1,073
168	Las Vegas Sands Corp.*	7,898
41	Lear Corp.	2,097
69	Leggett & Platt, Inc.	1,814
73	Lennar Corp., Class A	1,386
45	Liberty Global, Inc.*	1,998
45	Liberty Global, Inc., Class A*	2,092
29	Liberty Media Corp. – Capital*	2,386
220	Liberty Media Corp. – Interactive*	3,846
20	Liberty Media Corp. – Starz*	1,537
61	LKQ Corp.*	1,538
524	Lowe’s Cos., Inc.	13,755
110	Ltd. Brands, Inc.	4,528
167	Macy’s, Inc.	3,993
131	Marriott International, Inc., Class A	4,624
143	Mattel, Inc.	3,821
376	McDonald’s Corp.	29,445
119	McGraw-Hill Cos., Inc./The	4,816
135	MGM Resorts International*	1,709
29	Mohawk Industries, Inc.*	1,741
16	Netflix, Inc.*	3,723
114	Newell Rubbermaid, Inc.	2,173
679	News Corp., Class A	12,100
188	News Corp., Class B	3,553
119	NIKE, Inc., Class B	9,796
74	Nordstrom, Inc.	3,519
4	NVR, Inc.*	2,957
123	Omnicom Group, Inc.	6,050
61	O’Reilly Automotive, Inc.*	3,603
16	Panera Bread Co., Class A*	1,938
33	Penn National Gaming, Inc.*	1,320
49	PetSmart, Inc.	2,066
29	Phillips-Van Heusen Corp.	2,042
16	Polaris Industries, Inc.	1,687
29	Polo Ralph Lauren Corp.	3,792
16	priceline.com, Inc.*	8,752

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
180	Pulte Group, Inc.*	$1,463
37	Rent-A-Center, Inc., Class A	1,127
45	Ross Stores, Inc.	3,316
57	Royal Caribbean Cruises Ltd.*	2,270
37	Scripps Networks Interactive, Inc., Class A	1,902
20	Sears Holdings Corp.*	1,719
126	Service Corp. International	1,483
41	Signet Jewelers Ltd.*	1,794
29	Sotheby’s	1,465
66	Stanley Black & Decker, Inc.	4,795
290	Staples, Inc.	6,131
282	Starbucks Corp.	10,206
74	Starwood Hotels & Resorts Worldwide, Inc.	4,408
250	Target Corp.	12,275
29	Tempur-Pedic International, Inc.*	1,821
29	Tenneco, Inc.*	1,340
61	Tiffany & Co.	4,236
131	Time Warner Cable, Inc.	10,235
413	Time Warner, Inc.	15,636
143	TJX Cos., Inc.	7,668
69	Toll Brothers, Inc.*	1,450
33	Tractor Supply Co.	2,042
41	TRW Automotive Holdings Corp.*	2,339
20	Tupperware Brands Corp.	1,273
20	Ulta Salon Cosmetics & Fragrance, Inc.*	1,064
16	Under Armour, Inc., Class A*	1,095
53	Urban Outfitters, Inc.*	1,667
37	VF Corp.	3,721
205	Viacom, Inc., Class B	10,488
650	Walt Disney Co./The	28,015
20	Warnaco Group, Inc./The*	1,287
33	Whirlpool Corp.	2,844
41	Williams-Sonoma, Inc.	1,780
33	WMS Industries, Inc.*	1,082
73	Wyndham Worldwide Corp.	2,526
33	Wynn Resorts Ltd.	4,856
176	Yum! Brands, Inc.	9,441
		600,358
	Consumer Staples – 9.2%
33	Alberto-Culver Co.	1,232
770	Altria Group, Inc.	20,667
209	Archer-Daniels-Midland Co.	7,737
163	Avon Products, Inc.	4,789
41	Brown-Forman Corp., Class B	2,946
53	Bunge Ltd.	3,998
53	Campbell Soup Co.	1,780

Shares		Value
	Common Stocks (continued)
33	Church & Dwight Co., Inc.	$2,722
53	Clorox Co.	3,692
777	Coca-Cola Co./The	52,416
122	Coca-Cola Enterprises, Inc.	3,466
180	Colgate-Palmolive Co.	15,183
176	ConAgra Foods, Inc.	4,303
94	Constellation Brands, Inc., Class A*	2,105
33	Corn Products International, Inc.	1,818
160	Costco Wholesale Corp.	12,947
508	CVS Caremark Corp.	18,410
82	Dr. Pepper Snapple Group, Inc.	3,214
33	Energizer Holdings, Inc.*	2,493
45	Estee Lauder Cos., Inc./The, Class A	4,365
225	General Mills, Inc.	8,681
45	Green Mountain Coffee Roasters, Inc.*	3,013
123	H.J. Heinz Co.	6,301
25	Hansen Natural Corp.*	1,654
25	Herbalife Ltd.	2,245
53	Hershey Co./The	3,059
57	Hormel Foods Corp.	1,676
45	J.M. Smucker Co./The	3,378
86	Kellogg Co.	4,925
147	Kimberly-Clark Corp.	9,711
602	Kraft Foods, Inc., Class A	20,215
200	Kroger Co./The	4,862
53	Lorillard, Inc.	5,645
57	McCormick & Co., Inc.	2,800
78	Mead Johnson Nutrition Co.	5,217
61	Molson Coors Brewing Co., Class B	2,974
581	PepsiCo, Inc.	40,025
659	Philip Morris International, Inc.	45,761
1,018	Procter & Gamble Co./The	66,068
25	Ralcorp Holdings, Inc.*	1,945
131	Reynolds American, Inc.	4,861
131	Safeway, Inc.	3,185
228	Sara Lee Corp.	4,378
61	Smithfield Foods, Inc.*	1,437
221	Sysco Corp.	6,389
118	Tyson Foods, Inc., Class A	2,348
336	Walgreen Co.	14,354
728	Wal-Mart Stores, Inc.	40,026
53	Whole Foods Market, Inc.	3,326
		490,742
	Energy – 12.5%
53	Alpha Natural Resources, Inc.*	3,083
180	Anadarko Petroleum Corp.	14,209
139	Apache Corp.	18,538
69	Arch Coal, Inc.	2,367

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
25	Atwood Oceanics, Inc.*	$1,123
156	Baker Hughes, Inc.	12,076
25	Berry Petroleum Co., Class A	1,328
45	Brigham Exploration Co.*	1,509
37	Cabot Oil & Gas Corp.	2,082
94	Cameron International Corp.*	4,956
8	CARBO Ceramics, Inc.	1,288
233	Chesapeake Energy Corp.	7,845
736	Chevron Corp.	80,548
29	Cimarex Energy Co.	3,207
37	Complete Production Services, Inc.*	1,256
37	Concho Resources, Inc.*	3,953
503	ConocoPhillips	39,702
86	Consol Energy, Inc.	4,652
16	Continental Resources, Inc.*	1,099
16	Core Laboratories N.V.	1,536
147	Denbury Resources, Inc.*	3,318
151	Devon Energy Corp.	13,741
25	Diamond Offshore Drilling, Inc.	1,897
41	Dresser-Rand Group, Inc.*	2,154
16	Dril-Quip, Inc.*	1,225
245	El Paso Corp.	4,755
90	EOG Resources, Inc.	10,162
57	EQT Corp.	2,999
57	EXCO Resources, Inc.	1,194
1,828	Exxon Mobil Corp.	160,864
90	FMC Technologies, Inc.*	4,183
45	Forest Oil Corp.*	1,616
41	Frontier Oil Corp.	1,146
336	Halliburton Co.	16,961
33	Helmerich & Payne, Inc.	2,189
119	Hess Corp.	10,229
20	Holly Corp.	1,158
90	Key Energy Services, Inc.*	1,638
16	Lufkin Industries, Inc.	1,477
262	Marathon Oil Corp.	14,158
41	Massey Energy Co.	2,798
94	McDermott International, Inc.*	2,170
86	Murphy Oil Corp.	6,663
98	Nabors Industries Ltd.*	3,003
151	National Oilwell Varco, Inc.	11,580
57	Newfield Exploration Co.*	4,036
61	Noble Energy, Inc.	5,872
299	Occidental Petroleum Corp.	34,173
20	Oceaneering International, Inc.*	1,748
29	Oil States International, Inc.*	2,407
61	Patterson-UTI Energy, Inc.	1,898
102	Peabody Energy Corp.	6,816
118	Petrohawk Energy Corp.*	3,187

Shares		Value
	Common Stocks (continued)
37	Pioneer Natural Resources Co.	$3,783
49	Plains Exploration & Production Co.*	1,864
61	Pride International, Inc.*	2,679
65	QEP Resources, Inc.	2,777
61	Range Resources Corp.	3,443
25	Rosetta Resources, Inc.*	1,148
49	Rowan Cos., Inc.*	2,043
143	SandRidge Energy, Inc.*	1,768
495	Schlumberger Ltd.	44,426
12	SEACOR Holdings, Inc.	1,186
25	SM Energy Co.	1,897
41	Southern Union Co.	1,226
127	Southwestern Energy Co.*	5,570
258	Spectra Energy Corp.	7,492
45	Sunoco, Inc.	1,920
33	Superior Energy Services, Inc.*	1,268
57	Tesoro Corp.*	1,546
25	Tidewater, Inc.	1,488
119	Transocean Ltd.*	8,657
57	Ultra Petroleum Corp.*	2,895
25	Unit Corp.*	1,576
208	Valero Energy Corp.	5,886
41	Whiting Petroleum Corp.*	2,850
213	Williams Cos., Inc./The	7,065
33	World Fuel Services Corp.	1,306
		667,531
	Financials – 15.7%
127	ACE Ltd.	8,541
25	Affiliated Managers Group, Inc.*	2,727
180	Aflac, Inc.	10,114
25	Alexandria Real Estate Equities, Inc. (REIT)	2,054
4	Alleghany Corp.*	1,342
209	Allstate Corp./The	7,073
82	AMB Property Corp. (REIT)	2,985
33	American Campus Communities, Inc. (REIT)	1,160
45	American Capital Agency Corp. (REIT)	1,310
393	American Express Co.	19,288
53	American Financial Group, Inc./OH	1,896
49	American International Group, Inc.*	1,526
98	Ameriprise Financial, Inc.	6,082
298	Annaly Capital Management, Inc. (REIT)	5,316
115	AON Corp.	6,000
61	Apartment Investment & Management Co., Class A (REIT)	1,645
25	Arch Capital Group Ltd.*	2,600
45	Arthur J. Gallagher & Co.	1,340

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
90	Associated Banc-Corp	$1,314
45	Assurant, Inc.	1,787
69	Assured Guaranty Ltd.	1,173
33	AvalonBay Communities, Inc. (REIT)	4,178
65	Axis Capital Holdings Ltd.	2,298
3,680	Bank of America Corp.	45,190
29	Bank of Hawaii Corp.	1,415
467	Bank of New York Mellon Corp./The	13,524
262	BB&T Corp.	7,053
352	Berkshire Hathaway, Inc., Class B*	29,322
78	BioMed Realty Trust, Inc. (REIT)	1,548
37	BlackRock, Inc.	7,250
53	Boston Properties, Inc. (REIT)	5,540
33	BRE Properties, Inc. (REIT)	1,674
57	Brown & Brown, Inc.	1,473
33	Camden Property Trust (REIT)	2,071
172	Capital One Financial Corp.	9,414
106	CB Richard Ellis Group, Inc., Class A*	2,831
61	CBL & Associates Properties, Inc. (REIT)	1,133
364	Charles Schwab Corp./The	6,665
441	Chimera Investment Corp. (REIT)	1,786
123	Chubb Corp.	8,018
86	Cincinnati Financial Corp.	2,724
65	CIT Group, Inc.*	2,760
10,583	Citigroup, Inc.*	48,576
29	City National Corp./CA	1,656
25	CME Group, Inc.	7,394
78	Comerica, Inc.	2,959
41	Commerce Bancshares, Inc./MO	1,745
41	Corporate Office Properties Trust (REIT)	1,444
41	Cullen/Frost Bankers, Inc.	2,429
86	Developers Diversified Realty Corp. (REIT)	1,268
33	Digital Realty Trust, Inc. (REIT)	1,991
204	Discover Financial Services	5,067
106	Duke Realty Corp. (REIT)	1,617
86	E*Trade Financial Corp.*	1,397
57	East West Bancorp, Inc.	1,204
65	Eaton Vance Corp.	2,195
33	Endurance Specialty Holdings Ltd.	1,463
29	Entertainment Properties Trust (REIT)	1,381
111	Equity Residential (REIT)	6,629
16	Essex Property Trust, Inc. (REIT)	2,168
25	Everest Re Group Ltd.	2,278
29	Federal Realty Investment Trust (REIT)	2,539
53	Federated Investors, Inc., Class B	1,366

Shares		Value
	Common Stocks (continued)
110	Fidelity National Financial, Inc., Class A	$1,698
347	Fifth Third Bancorp	4,605
135	First Horizon National Corp.	1,478
168	First Niagara Financial Group, Inc.	2,419
57	Forest City Enterprises, Inc., Class A*	1,095
57	Franklin Resources, Inc.	7,360
98	Fulton Financial Corp.	1,145
204	Genworth Financial, Inc., Class A*	2,487
159	Goldman Sachs Group, Inc./The	24,011
172	Hartford Financial Services Group, Inc.	4,983
57	HCC Insurance Holdings, Inc.	1,855
147	HCP, Inc. (REIT)	5,824
70	Health Care REIT, Inc. (REIT)	3,764
33	Highwoods Properties, Inc. (REIT)	1,218
20	Home Properties, Inc. (REIT)	1,268
57	Hospitality Properties Trust (REIT)	1,377
277	Host Hotels & Resorts, Inc. (REIT)	4,928
306	Hudson City Bancorp, Inc.	2,916
343	Huntington Bancshares, Inc./OH	2,329
29	IntercontinentalExchange, Inc.*	3,490
188	Invesco Ltd.	4,676
131	Janus Capital Group, Inc.	1,594
53	Jefferies Group, Inc.	1,281
16	Jones Lang LaSalle, Inc.	1,638
1,435	JPMorgan Chase & Co.	65,479
334	KeyCorp	2,896
163	Kimco Realty Corp. (REIT)	3,185
69	Legg Mason, Inc.	2,563
82	Leucadia National Corp.	3,170
45	Liberty Property Trust (REIT)	1,583
127	Lincoln National Corp.	3,966
131	Loews Corp.	5,798
41	M&T Bank Corp.	3,623
53	Macerich Co./The (REIT)	2,799
49	Mack-Cali Realty Corp. (REIT)	1,731
4	Markel Corp.*	1,669
213	Marsh & McLennan Cos., Inc.	6,450
208	Marshall & Ilsley Corp.	1,699
307	MetLife, Inc.	14,365
126	MFA Financial, Inc. (REIT)	1,005
20	Mid-America Apartment Communities, Inc. (REIT)	1,337
78	Moody’s Corp.	3,053
512	Morgan Stanley	13,389
61	MSCI, Inc., Class A*	2,164
53	NASDAQ OMX Group, Inc./The*	1,436
69	National Retail Properties, Inc. (REIT)	1,817

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
49	Nationwide Health Properties, Inc. (REIT)	$2,146
184	New York Community Bancorp, Inc.	3,054
98	Northern Trust Corp.	4,899
98	NYSE Euronext	3,925
143	Old Republic International Corp.	1,812
57	Omega Healthcare Investors, Inc. (REIT)	1,309
33	PartnerRe Ltd.	2,652
204	People’s United Financial, Inc.	2,793
65	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,294
74	Plum Creek Timber Co., Inc. (REIT)	3,189
197	PNC Financial Services Group, Inc.	12,281
123	Principal Financial Group, Inc.	4,151
233	Progressive Corp./The	5,112
224	ProLogis (REIT)	3,649
45	Protective Life Corp.	1,211
180	Prudential Financial, Inc.	11,416
53	Public Storage (REIT)	6,217
49	Raymond James Financial, Inc.	1,837
37	Rayonier, Inc. (REIT)	2,455
61	Realty Income Corp. (REIT)	2,169
41	Regency Centers Corp. (REIT)	1,929
489	Regions Financial Corp.	3,589
37	Reinsurance Group of America, Inc.	2,342
25	RenaissanceRe Holdings Ltd.	1,757
65	SEI Investments Co.	1,451
61	Senior Housing Properties Trust (REIT)	1,447
20	Signature Bank/NY*	1,164
110	Simon Property Group, Inc. (REIT)	12,599
33	SL Green Realty Corp. (REIT)	2,723
188	SLM Corp.*	3,119
25	StanCorp Financial Group, Inc.	1,077
188	State Street Corp.	8,751
37	Stifel Financial Corp.*	1,690
188	SunTrust Banks, Inc.	5,300
25	SVB Financial Group*	1,511
111	T. Rowe Price Group, Inc.	7,132
41	Tanger Factory Outlet Centers (REIT)	1,133
33	Taubman Centers, Inc. (REIT)	1,919
94	TD Ameritrade Holding Corp.	2,025
37	Torchmark Corp.	2,476
37	Transatlantic Holdings, Inc.	1,824
160	Travelers Cos., Inc./The	10,125
704	U.S. Bancorp	18,177
86	UDR, Inc. (REIT)	2,227
139	Unum Group	3,681
98	Valley National Bancorp	1,403

Shares		Value
	Common Stocks (continued)
66	Ventas, Inc. (REIT)	$3,691
70	Vornado Realty Trust (REIT)	6,768
41	W.R. Berkley Corp.	1,337
49	Waddell & Reed Financial, Inc., Class A	2,009
61	Weingarten Realty Investors (REIT)	1,611
1,828	Wells Fargo & Co.	53,213
200	Weyerhaeuser Co. (REIT)	4,602
4	White Mountains Insurance Group Ltd.	1,430
122	XL Group plc	2,979
78	Zions Bancorp.	1,907
		838,211
	Health Care – 10.9%
560	Abbott Laboratories	29,142
139	Aetna, Inc.	5,752
139	Agilent Technologies, Inc.*	6,938
33	Alere, Inc.*	1,226
37	Alexion Pharmaceuticals, Inc.*	3,585
115	Allergan, Inc.	9,149
69	Allscripts Healthcare Solutions, Inc.*	1,486
20	AMERIGROUP Corp.*	1,366
98	AmerisourceBergen Corp.	3,983
348	Amgen, Inc.*	19,784
217	Baxter International, Inc.	12,347
25	Beckman Coulter, Inc.	2,071
86	Becton Dickinson and Co.	7,391
86	Biogen Idec, Inc.*	8,372
53	BioMarin Pharmaceutical, Inc.*	1,425
8	Bio-Rad Laboratories, Inc., Class A*	1,001
591	Boston Scientific Corp.*	4,427
623	Bristol-Myers Squibb Co.	17,506
37	C.R. Bard, Inc.	3,950
127	Cardinal Health, Inc.	5,549
82	CareFusion Corp.*	2,408
16	Catalyst Health Solutions, Inc.*	953
176	Celgene Corp.*	10,363
29	Cephalon, Inc.*	2,227
29	Cerner Corp.*	3,485
25	Charles River Laboratories International, Inc.*	1,055
94	CIGNA Corp.	4,402
41	Community Health Systems, Inc.*	1,260
20	Cooper Cos., Inc./The	1,498
25	Covance, Inc.*	1,565
57	Coventry Health Care, Inc.*	1,839
180	Covidien plc	10,024
37	DaVita, Inc.*	3,259
65	DENTSPLY International, Inc.	2,440

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
12	Dionex Corp.*	$1,420
41	Edwards Lifesciences Corp.*	3,540
352	Eli Lilly & Co.	13,028
37	Endo Pharmaceuticals Holdings, Inc.*	1,449
180	Express Scripts, Inc.*	10,213
106	Forest Laboratories, Inc.*	3,515
16	Gen-Probe, Inc.*	1,327
291	Gilead Sciences, Inc.*	11,302
118	Health Management Associates, Inc., Class A*	1,331
33	Health Net, Inc.*	1,099
45	Healthsouth Corp.*	1,153
37	Henry Schein, Inc.*	2,704
25	Hill-Rom Holdings, Inc.	1,125
12	HMS Holdings Corp.*	945
106	Hologic, Inc.*	2,334
66	Hospira, Inc.*	3,744
73	Human Genome Sciences, Inc.*	2,151
61	Humana, Inc.*	4,643
29	IDEXX Laboratories, Inc.*	2,361
45	Illumina, Inc.*	3,194
12	Intuitive Surgical, Inc.*	4,196
994	Johnson & Johnson	65,326
25	Kinetic Concepts, Inc.*	1,476
37	Laboratory Corp of America Holdings*	3,569
74	Life Technologies Corp.*	4,085
29	LifePoint Hospitals, Inc.*	1,207
37	Lincare Holdings, Inc.	1,163
90	McKesson Corp.	7,471
156	Medco Health Solutions, Inc.*	9,256
20	Mednax, Inc.*	1,418
393	Medtronic, Inc.	16,408
1,133	Merck & Co., Inc.	40,731
16	Mettler-Toledo International, Inc.*	2,998
171	Mylan, Inc.*	4,261
45	Omnicare, Inc.	1,414
33	Onyx Pharmaceuticals, Inc.*	1,240
45	Patterson Cos., Inc.	1,562
57	PerkinElmer, Inc.	1,611
33	Perrigo Co.	2,982
2,932	Pfizer, Inc.	61,455
45	Pharmaceutical Product Development, Inc.	1,388
53	Quest Diagnostics, Inc.	2,988
65	ResMed, Inc.*	2,073
131	St Jude Medical, Inc.	7,001
115	Stryker Corp.	6,785
16	Techne Corp.	1,243
179	Tenet Healthcare Corp.*	1,241

Shares		Value
	Common Stocks (continued)
147	Thermo Fisher Scientific, Inc.*	$8,819
16	United Therapeutics Corp.*	1,071
397	UnitedHealth Group, Inc.	19,544
37	Universal Health Services, Inc., Class B	2,027
53	Varian Medical Systems, Inc.*	3,721
45	VCA Antech, Inc.*	1,107
45	Warner Chilcott plc, Class A	1,037
37	Waters Corp.*	3,626
45	Watson Pharmaceuticals, Inc.*	2,791
143	WellPoint, Inc.	10,981
74	Zimmer Holdings, Inc.*	4,829
		581,907
	Industrials – 11.7%
245	3M Co.	23,816
25	Acuity Brands, Inc.	1,470
53	Aecom Technology Corp.*	1,445
45	AGCO Corp.*	2,591
16	Alaska Air Group, Inc.*	1,054
12	Alliant Techsystems, Inc.	848
61	AMETEK, Inc.	2,808
151	AMR Corp.*	886
61	Avery Dennison Corp.	2,546
41	Babcock & Wilcox Co./The*	1,288
41	BE Aerospace, Inc.*	1,582
241	Boeing Co./The	19,227
29	Bucyrus International, Inc.	2,652
33	Carlisle Cos., Inc.	1,635
217	Caterpillar, Inc.	25,044
78	CH Robinson Worldwide, Inc.	6,254
69	Cintas Corp.	2,142
53	CLARCOR, Inc.	2,395
33	Con-way, Inc.	1,284
66	Cooper Industries plc	4,353
25	Copart, Inc.*	1,134
45	Corrections Corp. of America*	1,120
25	Crane Co.	1,248
143	CSX Corp.	11,253
70	Cummins, Inc.	8,413
197	Danaher Corp.	10,882
155	Deere & Co.	15,113
318	Delta Air Lines, Inc.*	3,301
41	Donaldson Co., Inc.	2,510
78	Dover Corp.	5,307
20	Dun & Bradstreet Corp.	1,644
131	Eaton Corp.	7,012
37	EMCOR Group, Inc.*	1,146
283	Emerson Electric Co.	17,195
61	Equifax, Inc.	2,289

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
16	Esterline Technologies Corp.*	$1,149
98	Expeditors International of Washington, Inc.	5,318
66	Fastenal Co.	4,428
115	FedEx Corp.	11,002
25	Flowserve Corp.	3,166
74	Fluor Corp.	5,176
29	Gardner Denver, Inc.	2,506
115	General Dynamics Corp.	8,374
3,893	General Electric Co.	79,612
29	Genesee & Wyoming, Inc., Class A*	1,797
53	Goodrich Corp.	4,684
37	Graco, Inc.	1,851
49	GrafTech International Ltd.*	1,137
33	Harsco Corp.	1,175
102	Hertz Global Holdings, Inc.*	1,755
274	Honeywell International, Inc.	16,777
29	Hubbell, Inc., Class B	2,030
41	IDEX Corp.	1,924
20	IHS, Inc., Class A*	1,765
168	Illinois Tool Works, Inc.	9,813
123	Ingersoll-Rand plc	6,212
73	Iron Mountain, Inc.	2,325
78	ITT Corp.	4,508
70	J.B. Hunt Transport Services, Inc.	3,338
53	Jacobs Engineering Group, Inc.*	2,629
41	Joy Global, Inc.	4,139
45	Kansas City Southern*	2,615
57	KBR, Inc.	2,187
53	Kennametal, Inc.	2,238
25	Kirby Corp.*	1,420
41	L-3 Communications Holdings, Inc.	3,288
37	Landstar System, Inc.	1,754
20	Lennox International, Inc.	972
25	Lincoln Electric Holdings, Inc.	1,965
98	Lockheed Martin Corp.	7,767
53	Manitowoc Co., Inc./The	1,176
41	ManpowerGroup	2,716
143	Masco Corp.	1,919
25	MSC Industrial Direct Co., Class A	1,790
20	Navistar International Corp.*	1,390
32	Nordson Corp.	1,823
147	Norfolk Southern Corp.	10,978
98	Northrop Grumman Corp.	6,234
45	Oshkosh Corp.*	1,425
45	Owens Corning*	1,703
164	PACCAR, Inc.	8,710
45	Pall Corp.	2,630
61	Parker Hannifin Corp.	5,754

Shares		Value
	Common Stocks (continued)
65	Pentair, Inc.	$2,610
82	Pitney Bowes, Inc.	2,014
53	Precision Castparts Corp.	8,190
86	Quanta Services, Inc.*	1,864
98	R.R. Donnelley & Sons Co.	1,848
135	Raytheon Co.	6,554
25	Regal-Beloit Corp.	1,895
114	Republic Services, Inc.	3,605
78	Robert Half International, Inc.	2,366
57	Rockwell Automation, Inc.	4,966
61	Rockwell Collins, Inc.	3,849
49	Roper Industries, Inc.	4,238
33	Ryder System, Inc.	1,765
37	Shaw Group, Inc./The*	1,439
33	Snap-On, Inc.	2,038
306	Southwest Airlines Co.	3,596
41	Spirit AeroSystems Holdings, Inc., Class A*	1,009
25	SPX Corp.	2,161
33	Stericycle, Inc.*	3,012
45	Terex Corp.*	1,565
102	Textron, Inc.	2,662
25	Thomas & Betts Corp.*	1,449
41	Timken Co.	2,312
20	Towers Watson & Co., Class A	1,147
16	TransDigm Group, Inc.*	1,333
45	Trinity Industries, Inc.	1,629
172	Tyco International Ltd.	8,383
184	Union Pacific Corp.	19,038
122	United Continental Holdings, Inc.*	2,784
274	United Parcel Service, Inc., Class B	20,542
299	United Technologies Corp.	26,784
33	URS Corp.*	1,477
8	Valmont Industries, Inc.	842
49	Verisk Analytics, Inc., Class A*	1,612
29	W.W. Grainger, Inc.	4,396
33	WABCO Holdings, Inc.*	2,437
29	Wabtec Corp.	2,070
168	Waste Management, Inc.	6,629
20	WESCO International, Inc.*	1,239
		625,280
	Information Technology – 18.1%
238	Accenture plc, Class A	13,597
20	Acme Packet, Inc.*	1,652
228	Activision Blizzard, Inc.	2,597
188	Adobe Systems, Inc.*	6,307
237	Advanced Micro Devices, Inc.*	2,157
65	Akamai Technologies, Inc.*	2,239
20	Alliance Data Systems Corp.*	1,900

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
119	Altera Corp.	$5,795
65	Amdocs Ltd.*	1,999
70	Amphenol Corp., Class A	3,914
119	Analog Devices, Inc.	4,797
12	Anixter International, Inc.	902
41	ANSYS, Inc.*	2,267
335	Apple, Inc.*	116,657
487	Applied Materials, Inc.	7,641
41	Ariba, Inc.*	1,426
53	Arrow Electronics, Inc.*	2,416
33	Aruba Networks, Inc.*	1,186
29	Atheros Communications, Inc.*	1,301
179	Atmel Corp.*	2,739
94	Autodesk, Inc.*	4,228
197	Automatic Data Processing, Inc.	10,707
65	Avnet, Inc.*	2,361
70	BMC Software, Inc.*	3,516
188	Broadcom Corp., Class A*	6,614
49	Broadridge Financial Solutions, Inc.	1,139
163	Brocade Communications Systems, Inc.*	1,019
163	CA, Inc.	4,008
41	Ciena Corp.*	1,158
2,016	Cisco Systems, Inc.	35,401
70	Citrix Systems, Inc.*	5,904
115	Cognizant Technology Solutions Corp., Class A*	9,533
66	Computer Sciences Corp.	3,365
114	Compuware Corp.*	1,292
20	Concur Technologies, Inc.*	1,157
582	Corning, Inc.	12,187
57	Cree, Inc.*	2,322
69	Cypress Semiconductor Corp.*	1,501
663	Dell, Inc.*	10,283
49	Diebold, Inc.	1,656
25	Dolby Laboratories, Inc., Class A*	1,251
409	eBay, Inc.*	14,070
110	Electronic Arts, Inc.*	2,220
753	EMC Corp.*	21,340
16	Equinix, Inc.*	1,610
33	F5 Networks, Inc.*	3,345
20	Factset Research Systems, Inc.	2,188
61	Fairchild Semiconductor International, Inc.*	1,279
98	Fidelity National Information Services, Inc.	3,244
20	First Solar, Inc.*	2,791
70	Fiserv, Inc.*	4,292
57	FLIR Systems, Inc.	2,007
33	Gartner, Inc.*	1,416

Shares		Value
	Common Stocks (continued)
33	Global Payments, Inc.	$1,757
90	Google, Inc., Class A*	48,969
53	Harris Corp.	2,816
797	Hewlett-Packard Co.	32,175
45	IAC/InterActiveCorp*	1,625
41	Informatica Corp.*	2,296
78	Ingram Micro, Inc., Class A*	1,461
2,024	Intel Corp.	46,937
442	International Business Machines Corp.	75,396
49	International Rectifier Corp.*	1,693
102	Intuit, Inc.*	5,667
90	Jabil Circuit, Inc.	1,786
45	Jack Henry & Associates, Inc.	1,529
86	JDS Uniphase Corp.*	1,792
205	Juniper Networks, Inc.*	7,858
65	KLA-Tencor Corp.	2,853
57	Lam Research Corp.*	2,754
33	Lender Processing Services, Inc.	971
33	Lexmark International, Inc., Class A*	1,064
102	Linear Technology Corp.	3,550
253	LSI Corp.*	1,854
204	Marvell Technology Group Ltd.*	3,148
41	Mastercard, Inc., Class A	11,311
126	Maxim Integrated Products, Inc.	3,445
86	MEMC Electronic Materials, Inc.*	1,017
90	Microchip Technology, Inc.	3,694
339	Micron Technology, Inc.*	3,827
41	MICROS Systems, Inc.*	2,133
2,727	Microsoft Corp.	70,956
78	Monster Worldwide, Inc.*	1,280
115	Motorola Solutions, Inc.*	5,276
41	National Instruments Corp.	1,244
114	National Semiconductor Corp.	2,750
69	NCR Corp.*	1,367
139	NetApp, Inc.*	7,225
25	Netlogic Microsystems, Inc.*	1,078
37	Novellus Systems, Inc.*	1,188
98	Nuance Communications, Inc.*	2,029
212	NVIDIA Corp.*	4,240
192	ON Semiconductor Corp.*	2,018
1,398	Oracle Corp.	50,398
73	Parametric Technology Corp.*	1,772
135	Paychex, Inc.	4,416
33	Polycom, Inc.*	1,974
601	QUALCOMM, Inc.	34,161
37	Rackspace Hosting, Inc.*	1,709
49	Rambus, Inc.*	975
78	Red Hat, Inc.*	3,703
61	Riverbed Technology, Inc.*	2,143

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
41	Rovi Corp.*	$1,991
143	SAIC, Inc.*	2,488
45	Salesforce.com, Inc.*	6,237
90	SanDisk Corp.*	4,423
184	Seagate Technology plc	3,242
86	Skyworks Solutions, Inc.*	2,706
37	Solera Holdings, Inc.	2,035
37	SuccessFactors, Inc.*	1,283
282	Symantec Corp.*	5,541
65	Synopsys, Inc.*	1,780
176	TE Connectivity Ltd.	6,310
29	Tech Data Corp.*	1,541
66	Teradata Corp.*	3,691
94	Teradyne, Inc.*	1,513
442	Texas Instruments, Inc.	15,704
61	TIBCO Software, Inc.*	1,829
86	Total System Services, Inc.	1,621
45	Trimble Navigation Ltd.*	2,108
86	TriQuint Semiconductor, Inc.*	1,184
33	Varian Semiconductor Equipment Associates, Inc.*	1,384
20	Veeco Instruments, Inc.*	1,023
37	VeriFone Systems, Inc.*	2,028
61	VeriSign, Inc.	2,255
184	Visa, Inc., Class A	14,374
65	Vishay Intertechnology, Inc.*	1,240
33	VMware, Inc., Class A*	3,149
25	WebMD Health Corp.*	1,447
86	Western Digital Corp.*	3,423
270	Western Union Co./The	5,737
543	Xerox Corp.	5,479
102	Xilinx, Inc.	3,556
466	Yahoo!, Inc.*	8,271
		961,766
	Materials – 4.4%
78	Air Products & Chemicals, Inc.	7,451
25	Airgas, Inc.	1,736
49	Albemarle Corp.	3,457
406	Alcoa, Inc.	6,902
37	Allegheny Technologies, Inc.	2,664
53	Aptargroup, Inc.	2,780
33	Ashland, Inc.	2,049
69	Ball Corp.	2,574
61	Bemis Co., Inc.	1,912
29	Cabot Corp.	1,301
61	Celanese Corp.	3,045
25	CF Industries Holdings, Inc.	3,539
49	Cliffs Natural Resources, Inc.	4,592
37	Coeur d’Alene Mines Corp.*	1,173

Shares		Value
	Common Stocks (continued)
12	Compass Minerals International, Inc.	$1,171
57	Crown Holdings, Inc.*	2,132
20	Cytec Industries, Inc.	1,174
16	Domtar Corp.	1,488
422	Dow Chemical Co./The	17,298
344	E.I. du Pont de Nemours & Co.	19,536
33	Eastman Chemical Co.	3,539
94	Ecolab, Inc.	4,959
37	FMC Corp.	3,266
348	Freeport-McMoRan Copper & Gold, Inc.	19,150
127	Hecla Mining Co.*	1,195
90	Huntsman Corp.	1,877
33	International Flavors & Fragrances, Inc.	2,096
159	International Paper Co.	4,910
25	Lubrizol Corp.	3,363
20	Martin Marietta Materials, Inc.	1,824
90	MeadWestvaco Corp.	3,032
197	Monsanto Co.	13,404
53	Mosaic Co./The	3,968
78	Nalco Holding Co.	2,278
176	Newmont Mining Corp.	10,315
111	Nucor Corp.	5,213
69	Owens-Illinois, Inc.*	2,047
49	Packaging Corp. of America	1,398
70	PPG Industries, Inc.	6,627
119	Praxair, Inc.	12,664
33	Reliance Steel & Aluminum Co.	1,868
20	Rock-Tenn Co., Class A	1,381
33	Rockwood Holdings, Inc.*	1,872
20	Royal Gold, Inc.	1,220
57	RPM International, Inc.	1,340
20	Scotts Miracle-Gro Co./The, Class A	1,129
73	Sealed Air Corp.	1,881
37	Sherwin-Williams Co./The	3,045
53	Sigma-Aldrich Corp.	3,741
33	Smurfit-Stone Container Corp.*	1,270
57	Solutia, Inc.*	1,502
49	Sonoco Products Co.	1,693
98	Steel Dynamics, Inc.	1,783
49	Temple-Inland, Inc.	1,153
57	United States Steel Corp.	2,719
37	Valspar Corp.	1,455
45	Vulcan Materials Co.	2,034
25	Walter Energy, Inc.	3,456
37	WR Grace & Co.*	1,678
		231,319

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Telecommunication Services – 2.7%
152	American Tower Corp., Class A*	$7,951
2,184	AT&T, Inc.	67,966
208	CenturyLink, Inc.	8,482
404	Frontier Communications Corp.	3,341
106	MetroPCS Communications, Inc.*	1,784
65	NII Holdings, Inc.*	2,703
1,128	Sprint Nextel Corp.*	5,843
65	tw telecom, inc.*	1,400
1,035	Verizon Communications, Inc.	39,102
224	Windstream Corp.	2,870
		141,442
	Utilities – 3.5%
310	AES Corp./The*	4,104
37	AGL Resources, Inc.	1,536
53	Alliant Energy Corp.	2,096
98	Ameren Corp.	2,872
176	American Electric Power Co., Inc.	6,421
65	American Water Works Co., Inc.	1,910
65	Aqua America, Inc.	1,466
33	Atmos Energy Corp.	1,151
135	Calpine Corp.*	2,261
179	CenterPoint Energy, Inc.	3,329
102	CMS Energy Corp.	2,020
102	Consolidated Edison, Inc.	5,316
69	Constellation Energy Group, Inc.	2,513
217	Dominion Resources, Inc.	10,073
53	DPL, Inc.	1,605
66	DTE Energy Co.	3,335
451	Duke Energy Corp.	8,411
131	Edison International	5,144
25	Energen Corp.	1,625
70	Entergy Corp.	4,881
246	Exelon Corp.	10,369
151	FirstEnergy Corp.	6,034
306	GenOn Energy, Inc.*	1,203
69	Great Plains Energy, Inc.	1,420
37	Hawaiian Electric Industries, Inc.	943
37	Integrys Energy Group, Inc.	1,937
20	ITC Holdings Corp.	1,419
90	MDU Resources Group, Inc.	2,150
29	National Fuel Gas Co.	2,126
147	NextEra Energy, Inc.	8,316

Shares		Value
	Common Stocks (continued)
37	Nicor, Inc.	$2,051
122	NiSource, Inc.	2,373
53	Northeast Utilities	1,887
90	NRG Energy, Inc.*	2,178
37	NSTAR	1,713
106	NV Energy, Inc.	1,610
45	OGE Energy Corp.	2,393
49	Oneok, Inc.	3,427
86	Pepco Holdings, Inc.	1,657
147	PG&E Corp.	6,774
57	Pinnacle West Capital Corp.	2,473
196	PPL Corp.	5,376
98	Progress Energy, Inc.	4,650
188	Public Service Enterprise Group, Inc.	6,048
78	Questar Corp.	1,371
45	SCANA Corp.	1,868
82	Sempra Energy	4,518
307	Southern Co.	11,985
106	TECO Energy, Inc.	2,043
69	UGI Corp.	2,298
33	Vectren Corp.	943
53	Westar Energy, Inc.	1,442
94	Wisconsin Energy Corp.	2,934
180	Xcel Energy, Inc.	4,379
		186,377
	Total Common Stocks (Cost $5,107,235)	5,324,933
	Total Investment Securities (Cost $5,107,235) – 100.0%	5,324,933
	Liabilities in excess of other assets – 0.0%	(585)
	Net Assets — 100.0%	$5,324,348
*	Non-income producing security.
REIT	Real Estate Investment Trust

As of April 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$256,087
Aggregate gross unrealized depreciation	(38,560)
Net unrealized appreciation	$217,527
Federal income tax cost of investments	$5,107,406

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Large Cap Index ETF
Schedule of Portfolio Investments
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Consumer Discretionary – 9.9%
175	Amazon.com, Inc.*	$34,388
13	AutoZone, Inc.*	3,671
126	Bed Bath & Beyond, Inc.*	7,071
160	Best Buy Co., Inc.	4,995
204	Carnival Corp.	7,766
310	CBS Corp., Class B	7,818
146	Coach, Inc.	8,732
1,380	Comcast Corp., Class A	35,603
413	DIRECTV, Class A*	20,068
68	Discovery Communications, Inc., Class A*	3,010
70	Discovery Communications, Inc., Class C*	2,762
1,770	Ford Motor Co.*	27,382
176	Gap, Inc./The	4,090
274	General Motors Co.*	8,793
812	Home Depot, Inc.	30,158
332	Johnson Controls, Inc.	13,612
136	Kohl’s Corp.	7,169
222	Las Vegas Sands Corp.*	10,436
684	Lowe’s Cos., Inc.	17,955
156	Marriott International, Inc., Class A	5,507
517	McDonald’s Corp.	40,486
153	McGraw-Hill Cos., Inc./The	6,192
899	News Corp., Class A	16,020
216	News Corp., Class B	4,082
147	NIKE, Inc., Class B	12,101
149	Omnicom Group, Inc.	7,329
24	priceline.com, Inc.*	13,128
360	Staples, Inc.	7,610
368	Starbucks Corp.	13,318
318	Target Corp.	15,614
175	Time Warner Cable, Inc.	13,673
550	Time Warner, Inc.	20,823
196	TJX Cos., Inc.	10,510
5	Viacom, Inc., Class A	291
275	Viacom, Inc., Class B	14,069
880	Walt Disney Co./The	37,928
43	Wynn Resorts Ltd.	6,327
232	Yum! Brands, Inc.	12,444
		512,93
	Consumer Staples – 11.0%
1,032	Altria Group, Inc.	27,699
290	Archer-Daniels-Midland Co.	10,736
212	Avon Products, Inc.	6,229
104	Campbell Soup Co.	3,493
1,055	Coca-Cola Co./The	71,170
245	Colgate-Palmolive Co.	20,666

Shares		Value
	Common Stocks (continued)
218	ConAgra Foods, Inc.	$5,330
214	Costco Wholesale Corp.	17,317
674	CVS Caremark Corp.	24,426
300	General Mills, Inc.	11,574
157	H.J. Heinz Co.	8,043
124	Kellogg Co.	7,101
203	Kimberly-Clark Corp.	13,410
802	Kraft Foods, Inc., Class A	26,931
294	Kroger Co./The	7,147
74	Lorillard, Inc.	7,881
101	Mead Johnson Nutrition Co.	6,755
788	PepsiCo, Inc.	54,285
890	Philip Morris International, Inc.	61,802
1,387	Procter & Gamble Co./The	90,016
168	Reynolds American, Inc.	6,234
292	Sysco Corp.	8,442
458	Walgreen Co.	19,566
1,001	Wal-Mart Stores, Inc.	55,035
		571,288
	Energy – 14.0%
245	Anadarko Petroleum Corp.	19,340
180	Apache Corp.	24,007
211	Baker Hughes, Inc.	16,334
120	Cameron International Corp.*	6,326
320	Chesapeake Energy Corp.	10,774
993	Chevron Corp.	108,674
677	ConocoPhillips	53,436
203	Devon Energy Corp.	18,473
125	EOG Resources, Inc.	14,114
2,498	Exxon Mobil Corp.	219,824
450	Halliburton Co.	22,716
151	Hess Corp.	12,980
352	Marathon Oil Corp.	19,022
94	Murphy Oil Corp.	7,283
207	National Oilwell Varco, Inc.	15,875
86	Noble Energy, Inc.	8,279
401	Occidental Petroleum Corp.	45,830
132	Peabody Energy Corp.	8,820
676	Schlumberger Ltd.	60,671
172	Southwestern Energy Co.*	7,544
320	Spectra Energy Corp.	9,293
158	Transocean Ltd.*	11,495
290	Williams Cos., Inc./The	9,619
		730,729
	Financials – 14.5%
168	ACE Ltd.	11,298
233	Aflac, Inc.	13,092
250	Allstate Corp./The	8,460

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Large Cap Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
527	American Express Co.	$25,865
123	Ameriprise Financial, Inc.	7,633
392	Annaly Capital Management, Inc. (REIT)	6,993
148	AON Corp.	7,721
4,996	Bank of America Corp.	61,351
614	Bank of New York Mellon Corp./The	17,781
342	BB&T Corp.	9,207
477	Berkshire Hathaway, Inc., Class B*	39,734
47	BlackRock, Inc.	9,209
69	Boston Properties, Inc. (REIT)	7,213
226	Capital One Financial Corp.	12,369
479	Charles Schwab Corp./The	8,771
151	Chubb Corp.	9,844
14,355	Citigroup, Inc.*	65,889
33	CME Group, Inc.	9,760
140	Equity Residential (REIT)	8,361
452	Fifth Third Bancorp	5,998
75	Franklin Resources, Inc.	9,684
214	Goldman Sachs Group, Inc./The	32,316
184	HCP, Inc. (REIT)	7,290
228	Invesco Ltd.	5,670
1,936	JPMorgan Chase & Co.	88,340
168	Loews Corp.	7,436
268	Marsh & McLennan Cos., Inc.	8,115
408	MetLife, Inc.	19,090
683	Morgan Stanley	17,860
120	Northern Trust Corp.	5,999
261	PNC Financial Services Group, Inc.	16,271
308	Progressive Corp./The	6,758
239	Prudential Financial, Inc.	15,157
70	Public Storage (REIT)	8,212
145	Simon Property Group, Inc. (REIT)	16,608
248	State Street Corp.	11,544
248	SunTrust Banks, Inc.	6,991
128	T. Rowe Price Group, Inc.	8,224
213	Travelers Cos., Inc./The	13,479
947	U.S. Bancorp	24,452
89	Vornado Realty Trust (REIT)	8,605
2,468	Wells Fargo & Co.	71,844
		756,494
	Health Care – 11.3%
762	Abbott Laboratories	39,655
190	Aetna, Inc.	7,862
173	Agilent Technologies, Inc.*	8,634
152	Allergan, Inc.	12,093
468	Amgen, Inc.*	26,606
289	Baxter International, Inc.	16,444
105	Becton Dickinson and Co.	9,024

Shares		Value
	Common Stocks (continued)
113	Biogen Idec, Inc.*	$11,001
851	Bristol-Myers Squibb Co.	23,913
172	Cardinal Health, Inc.	7,515
233	Celgene Corp.*	13,719
244	Covidien plc	13,588
486	Eli Lilly & Co.	17,987
243	Express Scripts, Inc.*	13,788
394	Gilead Sciences, Inc.*	15,303
19	Intuitive Surgical, Inc.*	6,644
1,355	Johnson & Johnson	89,051
126	McKesson Corp.	10,459
210	Medco Health Solutions, Inc.*	12,459
536	Medtronic, Inc.	22,378
1,523	Merck & Co., Inc.	54,752
3,990	Pfizer, Inc.	83,630
170	St Jude Medical, Inc.	9,085
151	Stryker Corp.	8,909
197	Thermo Fisher Scientific, Inc.*	11,818
545	UnitedHealth Group, Inc.	26,830
195	WellPoint, Inc.	14,974
		588,121
	Industrials – 10.6%
323	3M Co.	31,399
324	Boeing Co./The	25,849
287	Caterpillar, Inc.	33,123
82	CH Robinson Worldwide, Inc.	6,575
183	CSX Corp.	14,400
88	Cummins, Inc.	10,576
250	Danaher Corp.	13,810
209	Deere & Co.	20,377
412	Delta Air Lines, Inc.*	4,276
166	Eaton Corp.	8,886
374	Emerson Electric Co.	22,724
146	FedEx Corp.	13,968
157	General Dynamics Corp.	11,433
5,285	General Electric Co.	108,078
353	Honeywell International, Inc.	21,614
212	Illinois Tool Works, Inc.	12,383
160	Ingersoll-Rand plc	8,080
143	Lockheed Martin Corp.	11,333
176	Norfolk Southern Corp.	13,144
136	Northrop Grumman Corp.	8,651
180	PACCAR, Inc.	9,560
80	Parker Hannifin Corp.	7,546
70	Precision Castparts Corp.	10,816
180	Raytheon Co.	8,739
156	Republic Services, Inc.	4,933
235	Tyco International Ltd.	11,454

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Large Cap Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
243	Union Pacific Corp.	$25,143
361	United Parcel Service, Inc., Class B	27,064
397	United Technologies Corp.	35,563
220	Waste Management, Inc.	8,681
		550,178
	Information Technology – 19.3%
317	Accenture plc, Class A	18,110
268	Activision Blizzard, Inc.	3,053
252	Adobe Systems, Inc.*	8,455
454	Apple, Inc.*	158,096
655	Applied Materials, Inc.	10,277
244	Automatic Data Processing, Inc.	13,261
240	Broadcom Corp., Class A*	8,443
204	CA, Inc.	5,016
2,746	Cisco Systems, Inc.	48,220
93	Citrix Systems, Inc.*	7,844
150	Cognizant Technology Solutions Corp., Class A*	12,435
775	Corning, Inc.	16,229
843	Dell, Inc.*	13,075
555	eBay, Inc.*	19,092
1,010	EMC Corp.*	28,623
27	First Solar, Inc.*	3,768
123	Google, Inc., Class A*	66,924
1,077	Hewlett-Packard Co.	43,479
2,719	Intel Corp.	63,054
604	International Business Machines Corp.	103,030
141	Intuit, Inc.*	7,834
262	Juniper Networks, Inc.*	10,042
266	Marvell Technology Group Ltd.*	4,104
53	Mastercard, Inc., Class A	14,622
3,702	Microsoft Corp.	96,326
146	Motorola Solutions, Inc.*	6,699
179	NetApp, Inc.*	9,304
1,895	Oracle Corp.	68,315
160	Paychex, Inc.	5,234
814	QUALCOMM, Inc.	46,268
59	Salesforce.com, Inc.*	8,177
378	Symantec Corp.*	7,428
221	TE Connectivity Ltd.	7,923
582	Texas Instruments, Inc.	20,679
245	Visa, Inc., Class A	19,139
326	Western Union Co./The	6,928
680	Xerox Corp.	6,861
604	Yahoo!, Inc.*	10,721
		1,007,088

Shares		Value
	Common Stocks (continued)
	Materials – 3.3%
100	Air Products & Chemicals, Inc.	$9,552
526	Alcoa, Inc.	8,942
567	Dow Chemical Co./The	23,241
456	E.I. du Pont de Nemours & Co.	25,896
116	Ecolab, Inc.	6,120
466	Freeport-McMoRan Copper & Gold, Inc.	25,644
200	International Paper Co.	6,176
268	Monsanto Co.	18,235
74	Mosaic Co./The	5,540
239	Newmont Mining Corp.	14,008
141	Nucor Corp.	6,622
81	PPG Industries, Inc.	7,668
153	Praxair, Inc.	16,282
		173,926
	Telecommunication Services – 3.3%
199	American Tower Corp., Class A*	10,410
2,943	AT&T, Inc.	91,586
265	CenturyLink, Inc.	10,807
1,459	Sprint Nextel Corp.*	7,557
1,400	Verizon Communications, Inc.	52,892
		173,252
	Utilities – 2.8%
236	American Electric Power Co., Inc.	8,609
144	Consolidated Edison, Inc.	7,505
288	Dominion Resources, Inc.	13,369
652	Duke Energy Corp.	12,160
148	Edison International	5,812
90	Entergy Corp.	6,275
327	Exelon Corp.	13,783
207	FirstEnergy Corp.	8,272
205	NextEra Energy, Inc.	11,597
196	PG&E Corp.	9,032
278	PPL Corp.	7,625
145	Progress Energy, Inc.	6,880
252	Public Service Enterprise Group, Inc.	8,107
110	Sempra Energy	6,061
415	Southern Co.	16,202
226	Xcel Energy, Inc.	5,498
		146,787
	Total Common Stocks (Cost $5,005,802)	5,210,794
	Total Investment Securities (Cost $5,005,802) – 100.0%	5,210,794
	Other assets less liabilities – 0.0%	1,961
	Net Assets – 100.0%	$5,212,755

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Large Cap Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

*	Non-income producing security.
REIT	Real Estate Investment Trust

As of April 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$ 241,592
Aggregate gross unrealized depreciation	(36,602)
Net unrealized appreciation	$204,990
Federal income tax cost of investments	$5,005,804

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Consumer Discretionary – 15.5%
151	Abercrombie & Fitch Co., Class A	$10,691
144	Advance Auto Parts, Inc.	9,426
150	Aeropostale, Inc.*	3,830
334	American Eagle Outfitters, Inc.	5,197
219	Apollo Group, Inc., Class A*	8,767
79	AutoNation, Inc.*	2,679
129	Big Lots, Inc.*	5,303
195	BorgWarner, Inc.*	15,062
405	Cablevision Systems Corp., Class A	14,268
381	CarMax, Inc.*	13,221
53	Chipotle Mexican Grill, Inc.*	14,140
70	Clear Channel Outdoor Holdings, Inc., Class A*	963
476	D.R. Horton, Inc.	5,921
239	Darden Restaurants, Inc.	11,226
104	DeVry, Inc.	5,502
155	Dick’s Sporting Goods, Inc.*	6,344
356	DISH Network Corp., Class A*	8,914
58	Dollar General Corp.*	1,890
214	Dollar Tree, Inc.*	12,305
106	DreamWorks Animation SKG, Inc., Class A*	2,808
343	Expedia, Inc.	8,585
203	Family Dollar Stores, Inc.	11,005
260	Fortune Brands, Inc.	16,921
79	Fossil, Inc.*	7,567
261	GameStop Corp., Class A*	6,702
404	Gannett Co., Inc.	6,084
197	Garmin Ltd.*	6,743
236	Gentex Corp.	7,399
273	Genuine Parts Co.	14,660
412	Goodyear Tire & Rubber Co./The*	7,478
110	Guess?, Inc.	4,729
522	H&R Block, Inc.	9,025
160	Hanesbrands, Inc.*	5,202
399	Harley-Davidson, Inc.	14,867
119	Harman International Industries, Inc.	5,775
209	Hasbro, Inc.	9,790
508	International Game Technology	8,987
832	Interpublic Group of Cos., Inc./The	9,776
55	ITT Educational Services, Inc.*	3,945
355	J.C. Penney Co., Inc.	13,650
158	Jarden Corp.	5,750
88	John Wiley & Sons, Inc., Class A	4,482
100	Lamar Advertising Co., Class A*	3,252
180	Lear Corp.	9,205
250	Leggett & Platt, Inc.	6,572
266	Lennar Corp., Class A	5,051

Shares		Value
	Common Stocks (continued)
193	Liberty Global, Inc.*	$8,567
193	Liberty Global, Inc., Class A*	8,974
128	Liberty Media Corp. – Capital*	10,531
967	Liberty Media Corp. – Interactive*	16,903
90	Liberty Media Corp. – Starz*	6,916
245	LKQ Corp.*	6,179
471	Ltd. Brands, Inc.	19,386
718	Macy’s, Inc.	17,167
618	Mattel, Inc.	16,513
544	MGM Resorts International*	6,887
95	Mohawk Industries, Inc.*	5,704
38	Morningstar, Inc.	2,189
77	Netflix, Inc.*	17,916
496	Newell Rubbermaid, Inc.	9,454
291	Nordstrom, Inc.	13,837
10	NVR, Inc.*	7,393
239	O’Reilly Automotive, Inc.*	14,115
50	Panera Bread Co., Class A*	6,055
114	Penn National Gaming, Inc.*	4,561
202	PetSmart, Inc.	8,518
106	Phillips-Van Heusen Corp.	7,463
110	Polo Ralph Lauren Corp.	14,385
572	Pulte Group, Inc.*	4,650
196	RadioShack Corp.	3,099
204	Ross Stores, Inc.	15,033
230	Royal Caribbean Cruises Ltd.*	9,159
152	Scripps Networks Interactive, Inc., Class A	7,816
81	Sears Holdings Corp.*	6,964
146	Signet Jewelers Ltd.*	6,388
115	Sotheby’s	5,810
284	Stanley Black & Decker, Inc.	20,633
299	Starwood Hotels & Resorts Worldwide, Inc.	17,811
111	Tempur-Pedic International, Inc.*	6,969
216	Tiffany & Co.	14,999
231	Toll Brothers, Inc.*	4,853
124	Tractor Supply Co.	7,672
174	TRW Automotive Holdings Corp.*	9,928
107	Tupperware Brands Corp.	6,813
223	Urban Outfitters, Inc.*	7,016
146	VF Corp.	14,682
9	Washington Post Co./The, Class B	3,923
58	Weight Watchers International, Inc.	4,509
130	Whirlpool Corp.	11,203
161	Williams-Sonoma, Inc.	6,989
100	WMS Industries, Inc.*	3,280
299	Wyndham Worldwide Corp.	10,348
		811,819

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Consumer Staples – 5.9%
150	Alberto-Culver Co.	$5,601
152	Brown-Forman Corp., Class B	10,923
248	Bunge Ltd.	18,709
120	Church & Dwight Co., Inc.	9,898
237	Clorox Co.	16,509
560	Coca-Cola Enterprises, Inc.	15,909
320	Constellation Brands, Inc., Class A*	7,165
129	Corn Products International, Inc.	7,108
389	Dr. Pepper Snapple Group, Inc.	15,249
119	Energizer Holdings, Inc.*	8,988
204	Estee Lauder Cos., Inc./The, Class A	19,788
157	Flowers Foods, Inc.	4,798
215	Green Mountain Coffee Roasters, Inc.*	14,396
121	Hansen Natural Corp.*	8,004
101	Herbalife Ltd.	9,068
266	Hershey Co./The	15,351
247	Hormel Foods Corp.	7,264
204	J.M. Smucker Co./The	15,314
205	McCormick & Co., Inc.	10,070
273	Molson Coors Brewing Co., Class B	13,309
94	Ralcorp Holdings, Inc.*	7,313
638	Safeway, Inc.	15,510
1,008	Sara Lee Corp.	19,354
264	Smithfield Foods, Inc.*	6,220
364	SUPERVALU, Inc.	4,099
526	Tyson Foods, Inc., Class A	10,467
235	Whole Foods Market, Inc.	14,748
		311,132
	Energy – 8.8%
204	Alpha Natural Resources, Inc.*	11,867
278	Arch Coal, Inc.	9,535
178	Cabot Oil & Gas Corp.	10,018
144	Cimarex Energy Co.	15,925
175	Concho Resources, Inc.*	18,699
386	Consol Energy, Inc.	20,879
54	Continental Resources, Inc.*	3,709
76	Core Laboratories N.V.	7,294
681	Denbury Resources, Inc.*	15,370
112	Diamond Offshore Drilling, Inc.	8,497
138	Dresser-Rand Group, Inc.*	7,251
53	Dril-Quip, Inc.*	4,058
1,208	El Paso Corp.	23,447
255	EQT Corp.	13,416
292	EXCO Resources, Inc.	6,117
411	FMC Technologies, Inc.*	19,103
192	Forest Oil Corp.*	6,895

Shares		Value
	Common Stocks (continued)
166	Helmerich & Payne, Inc.	$11,012
176	Massey Energy Co.	12,010
400	McDermott International, Inc.*	9,236
487	Nabors Industries Ltd.*	14,922
228	Newfield Exploration Co.*	16,142
93	Oceaneering International, Inc.*	8,130
86	Oil States International, Inc.*	7,139
264	Patterson-UTI Energy, Inc.	8,213
515	Petrohawk Energy Corp.*	13,910
158	Pioneer Natural Resources Co.	16,152
238	Plains Exploration & Production Co.*	9,054
272	Pride International, Inc.*	11,944
300	QEP Resources, Inc.	12,819
204	Quicksilver Resources, Inc.*	3,029
273	Range Resources Corp.	15,411
216	Rowan Cos., Inc.*	9,007
108	SM Energy Co.	8,193
199	Southern Union Co.	5,950
206	Sunoco, Inc.	8,788
88	Tidewater, Inc.	5,237
260	Ultra Petroleum Corp.*	13,205
963	Valero Energy Corp.	27,253
200	Whiting Petroleum Corp.*	13,900
		462,736
	Financials – 17.7%
87	Affiliated Managers Group, Inc.*	9,490
95	Alexandria Real Estate Equities, Inc. (REIT)	7,804
13	Alleghany Corp.*	4,356
288	AMB Property Corp. (REIT)	10,483
134	American Financial Group, Inc./OH	4,793
214	American International Group, Inc.*	6,666
200	Apartment Investment & Management Co., Class A (REIT)	5,392
84	Arch Capital Group Ltd.*	8,736
180	Arthur J. Gallagher & Co.	5,360
182	Assurant, Inc.	7,225
288	Assured Guaranty Ltd.	4,896
146	AvalonBay Communities, Inc. (REIT)	18,485
212	Axis Capital Holdings Ltd.	7,496
45	BOK Financial Corp.	2,420
111	BRE Properties, Inc. (REIT)	5,630
197	Brown & Brown, Inc.	5,092
118	Camden Property Trust (REIT)	7,405
503	CB Richard Ellis Group, Inc., Class A*	13,435
23	CBOE Holdings, Inc.	617
1,728	Chimera Investment Corp. (REIT)	6,998
260	Cincinnati Financial Corp.	8,237

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
303	CIT Group, Inc.*	$12,865
82	City National Corp./CA	4,683
50	CNA Financial Corp.	1,552
302	Comerica, Inc.	11,455
133	Commerce Bancshares, Inc./MO	5,661
99	Cullen/Frost Bankers, Inc.	5,865
332	Developers Diversified Realty Corp. (REIT)	4,894
155	Digital Realty Trust, Inc. (REIT)	9,353
931	Discover Financial Services	23,126
432	Duke Realty Corp. (REIT)	6,588
344	E*Trade Financial Corp.*	5,587
253	East West Bancorp, Inc.	5,346
202	Eaton Vance Corp.	6,822
49	Erie Indemnity Co., Class A	3,549
54	Essex Property Trust, Inc. (REIT)	7,316
89	Everest Re Group Ltd.	8,110
104	Federal Realty Investment Trust (REIT)	9,106
176	Federated Investors, Inc., Class B	4,537
390	Fidelity National Financial, Inc., Class A	6,022
448	First Horizon National Corp.	4,906
527	First Niagara Financial Group, Inc.	7,589
836	Genworth Financial, Inc., Class A*	10,191
760	Hartford Financial Services Group, Inc.	22,017
197	HCC Insurance Holdings, Inc.	6,410
295	Health Care REIT, Inc. (REIT)	15,862
212	Hospitality Properties Trust (REIT)	5,120
1,141	Host Hotels & Resorts, Inc. (REIT)	20,298
836	Hudson City Bancorp, Inc.	7,967
1,472	Huntington Bancshares, Inc./OH	9,995
126	IntercontinentalExchange, Inc.*	15,164
214	Jefferies Group, Inc.	5,172
72	Jones Lang LaSalle, Inc.	7,371
1,505	KeyCorp	13,048
688	Kimco Realty Corp. (REIT)	13,444
244	Legg Mason, Inc.	9,065
331	Leucadia National Corp.	12,796
194	Liberty Property Trust (REIT)	6,823
539	Lincoln National Corp.	16,833
28	LPL Investment Holdings, Inc.*	1,027
191	M&T Bank Corp.	16,879
222	Macerich Co./The (REIT)	11,726
147	Mack-Cali Realty Corp. (REIT)	5,192
17	Markel Corp.*	7,094
900	Marshall & Ilsley Corp.	7,353
45	Mercury General Corp.	1,788
349	Moody’s Corp.	13,660

Shares		Value
	Common Stocks (continued)
203	MSCI, Inc., Class A*	$7,200
236	NASDAQ OMX Group, Inc./The*	6,396
216	Nationwide Health Properties, Inc. (REIT)	9,461
746	New York Community Bancorp, Inc.	12,384
443	NYSE Euronext	17,742
412	Old Republic International Corp.	5,220
120	PartnerRe Ltd.	9,643
600	People’s United Financial, Inc.	8,214
296	Piedmont Office Realty Trust, Inc., Class A (REIT)	5,890
279	Plum Creek Timber Co., Inc. (REIT)	12,022
514	Principal Financial Group, Inc.	17,348
975	ProLogis (REIT)	15,883
174	Raymond James Financial, Inc.	6,525
136	Rayonier, Inc. (REIT)	9,025
200	Realty Income Corp. (REIT)	7,110
140	Regency Centers Corp. (REIT)	6,588
2,131	Regions Financial Corp.	15,642
125	Reinsurance Group of America, Inc.	7,913
94	RenaissanceRe Holdings Ltd.	6,606
262	SEI Investments Co.	5,850
243	Senior Housing Properties Trust (REIT)	5,764
133	SL Green Realty Corp. (REIT)	10,977
832	SLM Corp.*	13,803
93	Taubman Centers, Inc. (REIT)	5,408
396	TD Ameritrade Holding Corp.	8,530
160	TFS Financial Corp.	1,741
138	Torchmark Corp.	9,235
108	Transatlantic Holdings, Inc.	5,323
312	UDR, Inc. (REIT)	8,078
543	Unum Group	14,379
279	Ventas, Inc. (REIT)	15,604
217	W.R. Berkley Corp.	7,076
147	Waddell & Reed Financial, Inc., Class A	6,028
204	Weingarten Realty Investors (REIT)	5,388
2	Wesco Financial Corp.	784
914	Weyerhaeuser Co. (REIT)	21,031
12	White Mountains Insurance Group Ltd.	4,290
553	XL Group plc	13,504
313	Zions Bancorp.	7,653
		925,501
	Health Care – 11.0%
144	Alere, Inc.*	5,348
155	Alexion Pharmaceuticals, Inc.*	15,018
319	Allscripts Healthcare Solutions, Inc.*	6,871
469	AmerisourceBergen Corp.	19,060

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
119	Beckman Coulter, Inc.	$9,859
174	BioMarin Pharmaceutical, Inc.*	4,679
33	Bio-Rad Laboratories, Inc., Class A*	4,129
2,552	Boston Scientific Corp.*	19,114
124	Bruker Corp.*	2,448
160	C.R. Bard, Inc.	17,080
379	CareFusion Corp.*	11,131
130	Cephalon, Inc.*	9,984
119	Cerner Corp.*	14,301
471	CIGNA Corp.	22,057
158	Community Health Systems, Inc.*	4,855
111	Covance, Inc.*	6,949
253	Coventry Health Care, Inc.*	8,164
166	DaVita, Inc.*	14,623
244	DENTSPLY International, Inc.	9,160
192	Edwards Lifesciences Corp.*	16,579
178	Endo Pharmaceuticals Holdings, Inc.*	6,970
493	Forest Laboratories, Inc.*	16,348
83	Gen-Probe, Inc.*	6,882
167	Health Net, Inc.*	5,561
156	Henry Schein, Inc.*	11,399
442	Hologic, Inc.*	9,733
286	Hospira, Inc.*	16,225
321	Human Genome Sciences, Inc.*	9,460
288	Humana, Inc.*	21,923
98	IDEXX Laboratories, Inc.*	7,980
213	Illumina, Inc.*	15,119
107	Kinetic Concepts, Inc.*	6,316
174	Laboratory Corp of America Holdings*	16,786
320	Life Technologies Corp.*	17,664
167	Lincare Holdings, Inc.	5,247
80	Mednax, Inc.*	5,674
56	Mettler-Toledo International, Inc.*	10,494
742	Mylan, Inc.*	18,491
199	Omnicare, Inc.	6,253
175	Patterson Cos., Inc.	6,074
202	PerkinElmer, Inc.	5,711
143	Perrigo Co.	12,921
188	Pharmaceutical Product Development, Inc.	5,800
265	Quest Diagnostics, Inc.	14,941
259	ResMed, Inc.*	8,259
105	Talecris Biotherapeutics Holdings Corp.*	2,932
85	United Therapeutics Corp.*	5,692
154	Universal Health Services, Inc., Class B	8,436
205	Varian Medical Systems, Inc.*	14,391
197	Warner Chilcott plc, Class A	4,541

Shares		Value
	Common Stocks (continued)
156	Waters Corp.*	$15,288
227	Watson Pharmaceuticals, Inc.*	14,079
338	Zimmer Holdings, Inc.*	22,054
		577,053
	Industrials – 12.9%
177	Aecom Technology Corp.*	4,825
158	AGCO Corp.*	9,098
53	Alliant Techsystems, Inc.	3,744
275	AMETEK, Inc.	12,661
568	AMR Corp.*	3,334
31	Armstrong World Industries, Inc.	1,387
177	Avery Dennison Corp.	7,388
200	Babcock & Wilcox Co./The*	6,282
165	BE Aerospace, Inc.*	6,367
129	Bucyrus International, Inc.	11,797
214	Cintas Corp.	6,645
286	Cooper Industries plc	18,862
126	Copart, Inc.*	5,717
189	Corrections Corp. of America*	4,704
224	Covanta Holding Corp.	3,846
122	Donaldson Co., Inc.	7,470
318	Dover Corp.	21,637
85	Dun & Bradstreet Corp.	6,985
211	Equifax, Inc.	7,919
365	Expeditors International of Washington, Inc.	19,809
252	Fastenal Co.	16,907
96	Flowserve Corp.	12,156
306	Fluor Corp.	21,402
89	Gardner Denver, Inc.	7,691
213	Goodrich Corp.	18,823
399	Hertz Global Holdings, Inc.*	6,867
90	Hubbell, Inc., Class B	6,299
138	IDEX Corp.	6,475
80	IHS, Inc., Class A*	7,059
316	Iron Mountain, Inc.	10,065
314	ITT Corp.	18,146
158	J.B. Hunt Transport Services, Inc.	7,533
215	Jacobs Engineering Group, Inc.*	10,666
175	Joy Global, Inc.	17,666
174	Kansas City Southern*	10,111
258	KBR, Inc.	9,899
140	Kennametal, Inc.	5,911
194	L-3 Communications Holdings, Inc.	15,557
88	Lennox International, Inc.	4,278
73	Lincoln Electric Holdings, Inc.	5,736
140	ManpowerGroup	9,275
616	Masco Corp.	8,267
79	MSC Industrial Direct Co., Class A	5,656

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
92	Navistar International Corp.*	$6,396
105	Nordson Corp.	5,982
155	Oshkosh Corp.*	4,907
187	Owens Corning*	7,076
198	Pall Corp.	11,571
168	Pentair, Inc.	6,747
348	Pitney Bowes, Inc.	8,547
358	Quanta Services, Inc.*	7,761
350	R.R. Donnelley & Sons Co.	6,601
252	Robert Half International, Inc.	7,643
242	Rockwell Automation, Inc.	21,085
265	Rockwell Collins, Inc.	16,722
128	Rollins, Inc.	2,684
161	Roper Industries, Inc.	13,925
146	Shaw Group, Inc./The*	5,679
100	Snap-On, Inc.	6,177
1,268	Southwest Airlines Co.	14,899
183	Spirit AeroSystems Holdings, Inc., Class A*	4,502
85	SPX Corp.	7,348
145	Stericycle, Inc.*	13,236
185	Terex Corp.*	6,434
462	Textron, Inc.	12,058
132	Timken Co.	7,443
64	TransDigm Group, Inc.*	5,331
540	United Continental Holdings, Inc.*	12,323
143	URS Corp.*	6,399
207	Verisk Analytics, Inc., Class A*	6,810
100	W.W. Grainger, Inc.	15,160
110	WABCO Holdings, Inc.*	8,124
199	Waste Connections, Inc.	6,123
		678,615
	Information Technology – 14.6%
980	Advanced Micro Devices, Inc.*	8,918
311	Akamai Technologies, Inc.*	10,711
89	Alliance Data Systems Corp.*	8,455
548	Altera Corp.	26,688
306	Amdocs Ltd.*	9,410
297	Amphenol Corp., Class A	16,605
510	Analog Devices, Inc.	20,558
155	ANSYS, Inc.*	8,570
197	Arrow Electronics, Inc.*	8,981
788	Atmel Corp.*	12,056
392	Autodesk, Inc.*	17,632
259	Avnet, Inc.*	9,407
88	AVX Corp.	1,435
308	BMC Software, Inc.*	15,471
214	Broadridge Financial Solutions, Inc.	4,973

Shares		Value
	Common Stocks (continued)
800	Brocade Communications Systems, Inc.*	$5,000
263	Computer Sciences Corp.	13,408
77	Concur Technologies, Inc.*	4,456
187	Cree, Inc.*	7,618
91	Dolby Laboratories, Inc., Class A*	4,555
572	Electronic Arts, Inc.*	11,543
77	Equinix, Inc.*	7,751
138	F5 Networks, Inc.*	13,988
73	Factset Research Systems, Inc.	7,987
439	Fidelity National Information Services, Inc.	14,531
257	Fiserv, Inc.*	15,757
271	FLIR Systems, Inc.	9,545
141	Gartner, Inc.*	6,050
136	Global Payments, Inc.	7,241
221	Harris Corp.	11,742
143	IAC/InterActiveCorp*	5,164
161	Informatica Corp.*	9,018
268	Ingram Micro, Inc., Class A*	5,020
68	Itron, Inc.*	3,701
344	Jabil Circuit, Inc.	6,825
372	JDS Uniphase Corp.*	7,752
287	KLA-Tencor Corp.	12,599
210	Lam Research Corp.*	10,145
156	Lender Processing Services, Inc.	4,591
134	Lexmark International, Inc., Class A*	4,322
358	Linear Technology Corp.	12,458
1,056	LSI Corp.*	7,740
511	Maxim Integrated Products, Inc.	13,971
388	MEMC Electronic Materials, Inc.*	4,590
323	Microchip Technology, Inc.	13,256
1,482	Micron Technology, Inc.*	16,732
138	MICROS Systems, Inc.*	7,179
110	Molex, Inc.	2,970
122	Molex, Inc., Class A	2,747
156	National Instruments Corp.	4,733
410	National Semiconductor Corp.	9,889
157	Novellus Systems, Inc.*	5,040
388	Nuance Communications, Inc.*	8,032
995	NVIDIA Corp.*	19,900
728	ON Semiconductor Corp.*	7,651
198	Parametric Technology Corp.*	4,805
146	Polycom, Inc.*	8,735
177	Rackspace Hosting, Inc.*	8,176
330	Red Hat, Inc.*	15,665
252	Riverbed Technology, Inc.*	8,855
180	Rovi Corp.*	8,741
636	SAIC, Inc.*	11,066
399	SanDisk Corp.*	19,607

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
808	Seagate Technology plc	$14,237
317	Skyworks Solutions, Inc.*	9,973
120	Solera Holdings, Inc.	6,600
256	Synopsys, Inc.*	7,012
580	Tellabs, Inc.	2,854
285	Teradata Corp.*	15,937
285	TIBCO Software, Inc.*	8,547
332	Total System Services, Inc.	6,258
206	Trimble Navigation Ltd.*	9,649
127	Varian Semiconductor Equipment Associates, Inc.*	5,325
150	VeriFone Systems, Inc.*	8,223
294	VeriSign, Inc.	10,866
135	VMware, Inc., Class A*	12,883
100	WebMD Health Corp.*	5,787
391	Western Digital Corp.*	15,562
443	Xilinx, Inc.	15,443
		767,873
	Materials – 6.9%
123	Airgas, Inc.	8,542
156	Albemarle Corp.	11,006
159	Allegheny Technologies, Inc.	11,448
108	Aptargroup, Inc.	5,665
123	Ashland, Inc.	7,636
302	Ball Corp.	11,268
185	Bemis Co., Inc.	5,798
268	Celanese Corp.	13,379
122	CF Industries Holdings, Inc.	17,269
232	Cliffs Natural Resources, Inc.	21,743
56	Compass Minerals International, Inc.	5,466
273	Crown Holdings, Inc.*	10,210
72	Domtar Corp.	6,697
117	Eastman Chemical Co.	12,548
124	FMC Corp.	10,947
42	Greif, Inc., Class A	2,608
329	Huntsman Corp.	6,860
134	International Flavors & Fragrances, Inc.	8,512
73	Intrepid Potash, Inc.*	2,501
112	Lubrizol Corp.	15,066
78	Martin Marietta Materials, Inc.	7,113
288	MeadWestvaco Corp.	9,703
220	Nalco Holding Co.	6,426
282	Owens-Illinois, Inc.*	8,367
175	Packaging Corp. of America	4,993
127	Reliance Steel & Aluminum Co.	7,189
102	Rockwood Holdings, Inc.*	5,787
92	Royal Gold, Inc.	5,610
220	RPM International, Inc.	5,170

Shares		Value
	Common Stocks (continued)
77	Scotts Miracle-Gro Co./The, Class A	$4,348
270	Sealed Air Corp.	6,958
155	Sherwin-Williams Co./The	12,755
179	Sigma-Aldrich Corp.	12,634
87	Silgan Holdings, Inc.	3,990
156	Smurfit-Stone Container Corp.*	6,003
176	Sonoco Products Co.	6,083
368	Steel Dynamics, Inc.	6,694
146	Titanium Metals Corp.*	2,924
245	United States Steel Corp.	11,689
10	Valhi, Inc.	316
154	Valspar Corp.	6,054
197	Vulcan Materials Co.	8,904
109	Walter Energy, Inc.	15,066
		359,945
	Telecommunication Services – 1.1%
1,706	Frontier Communications Corp.	14,109
428	MetroPCS Communications, Inc.*	7,203
290	NII Holdings, Inc.*	12,058
86	Telephone & Data Systems, Inc.	2,886
73	Telephone & Data Systems, Inc., Class L	2,128
260	tw telecom, inc.*	5,600
26	United States Cellular Corp.*	1,280
828	Windstream Corp.	10,607
		55,871
	Utilities – 5.6%
1,362	AES Corp./The*	18,033
134	AGL Resources, Inc.	5,562
189	Alliant Energy Corp.	7,473
410	Ameren Corp.	12,017
299	American Water Works Co., Inc.	8,785
234	Aqua America, Inc.	5,277
154	Atmos Energy Corp.	5,373
597	Calpine Corp.*	10,000
676	CenterPoint Energy, Inc.	12,574
418	CMS Energy Corp.	8,276
308	Constellation Energy Group, Inc.	11,217
205	DPL, Inc.	6,209
288	DTE Energy Co.	14,553
124	Energen Corp.	8,061
232	Great Plains Energy, Inc.	4,775
131	Integrys Energy Group, Inc.	6,859
87	ITC Holdings Corp.	6,171
297	MDU Resources Group, Inc.	7,095
120	National Fuel Gas Co.	8,796
473	NiSource, Inc.	9,200
300	Northeast Utilities	10,680

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
423	NRG Energy, Inc.*	$10,237
177	NSTAR	8,195
400	NV Energy, Inc.	6,076
166	OGE Energy Corp.	8,826
169	Oneok, Inc.	11,820
382	Pepco Holdings, Inc.	7,361
186	Pinnacle West Capital Corp.	8,070
300	Questar Corp.	5,271
196	SCANA Corp.	8,138
345	TECO Energy, Inc.	6,648
189	UGI Corp.	6,294
189	Westar Energy, Inc.	5,143
400	Wisconsin Energy Corp.	12,484
		291,549
	Total Common Stocks (Cost $5,002,727)	5,242,094
	Total Investment Securities (Cost $5,002,727) – 100.0%	5,242,094
	Other assets less liabilities – 0.0%	1,006
	Net Assets – 100.0%	$5,243,100
*	Non-income producing security.
REIT	Real Estate Investment Trust

As of April 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$280,894
Aggregate gross unrealized depreciation	(41,584)
Net unrealized appreciation	$239,310
Federal income tax cost of investments	$5,002,784

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Consumer Discretionary – 13.2%
265	99 Cents Only Stores*	$5,342
362	Aaron’s, Inc.	10,422
183	American Greetings Corp., Class A	4,502
118	Ameristar Casinos, Inc.	2,354
289	Ann, Inc.*	9,020
315	Ascena Retail Group, Inc.*	9,856
265	Bally Technologies, Inc.*	10,332
196	Barnes & Noble, Inc.	2,154
113	BJ’s Restaurants, Inc.*	5,305
150	Bob Evans Farms, Inc.	4,704
280	Boyd Gaming Corp.*	2,503
91	Bridgepoint Education, Inc.*	1,597
441	Brinker International, Inc.	10,624
437	Brunswick Corp.	10,213
133	Buckle, Inc./The	6,050
89	Buffalo Wild Wings, Inc.*	5,438
208	Cabela’s, Inc.*	5,312
73	Capella Education Co.*	3,621
325	Career Education Corp.*	7,088
284	Carter’s, Inc.*	8,781
137	Cato Corp./The, Class A	3,495
101	CEC Entertainment, Inc.	3,821
283	Cheesecake Factory, Inc./The*	8,326
883	Chico’s FAS, Inc.	12,918
128	Childrens Place Retail Stores, Inc./The*	6,806
161	Choice Hotels International, Inc.	6,018
290	Cinemark Holdings, Inc.	5,896
145	Coinstar, Inc.*	7,827
308	Collective Brands, Inc.*	6,468
73	Columbia Sportswear Co.	4,963
302	Cooper Tire & Rubber Co.	8,148
115	Cracker Barrel Old Country Store, Inc.	5,891
424	CROCS, Inc.*	8,527
190	Deckers Outdoor Corp.*	16,123
213	Dillard’s, Inc., Class A	10,228
78	DineEquity, Inc.*	3,898
196	Domino’s Pizza, Inc.*	3,640
71	DSW, Inc., Class A*	3,371
1,327	Eastman Kodak Co.*	3,689
209	Education Management Corp.*	3,875
281	Express, Inc.	6,067
123	Federal-Mogul Corp.*	3,259
254	Finish Line, Inc./The, Class A	5,458
766	Foot Locker, Inc.	16,484
173	Gaylord Entertainment Co.*	6,205
117	Genesco, Inc.*	4,724

Shares		Value
	Common Stocks (continued)
155	Grand Canyon Education, Inc.*	$2,241
117	Group 1 Automotive, Inc.	5,036
190	Harte-Hanks, Inc.	1,765
142	Helen of Troy Ltd.*	4,419
114	hhgregg, Inc.*	1,409
138	Hibbett Sports, Inc.*	5,214
306	Hillenbrand, Inc.	7,014
199	HSN, Inc.*	6,603
178	Hyatt Hotels Corp., Class A*	7,887
357	Iconix Brand Group, Inc.*	8,743
196	Interval Leisure Group, Inc.*	3,150
255	Jack in the Box, Inc.*	5,266
431	Jones Group, Inc./The	5,875
135	JoS. A. Bank Clothiers, Inc.*	7,077
155	K12, Inc.*	6,102
330	KB Home	3,897
207	Life Time Fitness, Inc.*	8,098
147	Matthews International Corp., Class A	5,901
181	MDC Holdings, Inc.	5,283
260	Men’s Wearhouse, Inc./The	7,251
180	Meredith Corp.	6,016
149	Monro Muffler Brake, Inc.	4,527
268	National CineMedia, Inc.	4,674
477	New York Times Co./The, Class A*	3,878
1,348	Office Depot, Inc.*	5,810
419	OfficeMax, Inc.*	4,173
458	Orient-Express Hotels Ltd., Class A*	5,620
222	Penske Automotive Group, Inc.*	4,991
113	PF Chang’s China Bistro, Inc.	4,531
579	Pier 1 Imports, Inc.*	7,052
167	Polaris Industries, Inc.	17,607
244	Pool Corp.	7,383
387	Regal Entertainment Group, Class A	5,333
282	Regis Corp.	4,794
317	Rent-A-Center, Inc., Class A	9,653
320	Ruby Tuesday, Inc.*	3,363
591	Saks, Inc.*	7,068
476	Sally Beauty Holdings, Inc.*	7,040
109	Scholastic Corp.	2,865
338	Scientific Games Corp., Class A*	3,556
1,220	Service Corp. International	14,359
135	Shutterfly, Inc.*	8,311
135	Six Flags Entertainment Corp.	9,252
177	Skechers U.S.A., Inc., Class A*	3,372
124	Steven Madden Ltd.*	6,591
67	Strayer Education, Inc.	8,300
172	Talbots, Inc.*	925
293	Tenneco, Inc.*	13,540
289	Texas Roadhouse, Inc.	4,702

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
188	Thor Industries, Inc.	$5,830
197	Timberland Co./The, Class A*	8,902
235	Ulta Salon Cosmetics & Fragrance, Inc.*	12,500
178	Under Armour, Inc., Class A*	12,186
179	Vail Resorts, Inc.*	8,769
246	Valassis Communications, Inc.*	7,092
219	Warnaco Group, Inc./The*	14,095
261	Warner Music Group Corp.*	1,950
1,623	Wendy’s/Arby’s Group, Inc., Class A	7,823
241	Wolverine World Wide, Inc.	9,563
136	World Wrestling Entertainment, Inc., Class A	1,429
104	Zumiez, Inc.*	2,923
		691,922
	Consumer Staples – 2.8%
265	BJ’s Wholesale Club, Inc.*	13,600
46	Boston Beer Co., Inc., Class A*	4,336
69	Cal-Maine Foods, Inc.	1,993
187	Casey’s General Stores, Inc.	7,299
577	Darling International, Inc.*	9,330
891	Dean Foods Co.*	9,970
108	Diamond Foods, Inc.	7,085
176	Dole Food Co., Inc.*	2,431
195	Fresh Del Monte Produce, Inc.	5,286
178	Hain Celestial Group, Inc./The*	6,054
69	J&J Snack Foods Corp.	3,507
100	Lancaster Colony Corp.	6,111
275	Nu Skin Enterprises, Inc.	8,825
234	Pilgrim’s Pride Corp.*	1,376
89	Pricesmart, Inc.	3,706
2,992	Rite Aid Corp.*	3,321
212	Ruddick Corp.	8,802
103	Sanderson Farms, Inc.	4,903
207	Snyders-Lance, Inc.	4,088
121	Tootsie Roll Industries, Inc.	3,586
172	TreeHouse Foods, Inc.*	10,435
216	United Natural Foods, Inc.*	9,221
119	Universal Corp.	5,162
216	Vector Group Ltd.	3,966
55	Weis Markets, Inc.	2,270
		146,663
	Energy – 7.5%
216	ATP Oil & Gas Corp.*	3,840
275	Atwood Oceanics, Inc.*	12,356
235	Berry Petroleum Co., Class A	12,486
204	Bill Barrett Corp.*	8,513
575	Brigham Exploration Co.*	19,280
168	Bristow Group, Inc.*	7,795

Shares		Value
	Common Stocks (continued)
99	CARBO Ceramics, Inc.	$15,933
170	Carrizo Oil & Gas, Inc.*	6,773
246	Clean Energy Fuels Corp.*	4,192
361	Complete Production Services, Inc.*	12,252
227	Comstock Resources, Inc.*	7,278
65	Contango Oil & Gas Co.*	4,025
362	CVR Energy, Inc.*	8,047
312	Exterran Holdings, Inc.*	6,773
512	Frontier Oil Corp.	14,305
514	Global Industries Ltd.*	5,068
129	Gulfmark Offshore, Inc., Class A*	5,492
517	Helix Energy Solutions Group, Inc.*	9,787
263	Holly Corp.	15,228
876	International Coal Group, Inc.*	9,662
699	Key Energy Services, Inc.*	12,722
147	Lufkin Industries, Inc.	13,572
270	Northern Oil and Gas, Inc.*	6,415
209	Oasis Petroleum, Inc.*	6,423
133	Overseas Shipholding Group, Inc.	3,705
380	Patriot Coal Corp.*	9,568
259	Rosetta Resources, Inc.*	11,896
242	RPC, Inc.	6,546
1,849	SandRidge Energy, Inc.*	22,854
105	SEACOR Holdings, Inc.	10,377
212	Ship Finance International Ltd.	4,238
209	Stone Energy Corp.*	7,390
388	Superior Energy Services, Inc.*	14,907
206	Swift Energy Co.*	8,073
209	Teekay Corp.	7,104
693	Tesoro Corp.*	18,794
372	TETRA Technologies, Inc.*	5,494
233	Unit Corp.*	14,684
137	Venoco, Inc.*	2,547
179	W&T Offshore, Inc.	4,799
341	World Fuel Services Corp.	13,497
		394,690
	Financials – 20.0%
198	Acadia Realty Trust (REIT)	4,128
17	Alexander’s, Inc. (REIT)	7,468
330	American Campus Communities, Inc. (REIT)	11,599
592	American Capital Agency Corp. (REIT)	17,233
71	American National Insurance Co.	5,616
118	Amtrust Financial Services, Inc.	2,277
597	Anworth Mortgage Asset Corp. (REIT)	4,286
153	Argo Group International Holdings Ltd.	4,806
208	Artio Global Investors, Inc.	3,417

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
351	Aspen Insurance Holdings Ltd.	$10,028
854	Associated Banc-Corp	12,468
436	Astoria Financial Corp.	6,309
385	BancorpSouth, Inc.	5,217
236	Bank of Hawaii Corp.	11,514
647	BioMed Realty Trust, Inc. (REIT)	12,836
664	Brandywine Realty Trust (REIT)	8,433
1,467	CapitalSource, Inc.	9,800
829	Capitol Federal Financial, Inc.	9,384
347	Capstead Mortgage Corp. (REIT)	4,594
146	Cash America International, Inc.	6,928
388	Cathay General Bancorp	6,615
681	CBL & Associates Properties, Inc. (REIT)	12,646
79	CNA Surety Corp.*	2,093
1,116	CNO Financial Group, Inc.*	8,995
101	Cohen & Steers, Inc.	3,177
384	Colonial Properties Trust (REIT)	8,125
356	CommonWealth REIT (REIT)	9,751
182	Community Bank System, Inc.	4,554
331	Corporate Office Properties Trust (REIT)	11,655
447	Cousins Properties, Inc. (REIT)	4,023
25	Credit Acceptance Corp.*	2,022
467	CVB Financial Corp.	4,549
1,199	DCT Industrial Trust, Inc. (REIT)	6,966
239	Delphi Financial Group, Inc., Class A	7,636
818	DiamondRock Hospitality Co. (REIT)	9,849
293	DuPont Fabros Technology, Inc. (REIT)	7,167
133	EastGroup Properties, Inc. (REIT)	6,126
216	Endurance Specialty Holdings Ltd.	9,577
47	Enstar Group Ltd.*	5,271
230	Entertainment Properties Trust (REIT)	10,950
152	Equity Lifestyle Properties, Inc. (REIT)	9,093
287	Equity One, Inc. (REIT)	5,688
427	Extra Space Storage, Inc. (REIT)	9,245
216	Ezcorp, Inc., Class A*	6,802
67	FBL Financial Group, Inc., Class A	2,044
489	First American Financial Corp.	7,628
136	First Cash Financial Services, Inc.*	5,337
27	First Citizens BancShares Inc./NC, Class A	5,400
286	First Financial Bancorp	4,713
102	First Financial Bankshares, Inc.	5,653
366	First Midwest Bancorp, Inc./IL	4,795
533	FirstMerit Corp.	9,312
146	Flagstone Reinsurance Holdings S.A.	1,228
563	FNB Corp./PA	6,165

Shares		Value
	Common Stocks (continued)
597	Forest City Enterprises, Inc., Class A*	$11,468
356	Franklin Street Properties Corp. (REIT)	5,034
975	Fulton Financial Corp.	11,388
18	GAMCO Investors, Inc., Class A	926
138	Getty Realty Corp. (REIT)	3,507
348	Glacier Bancorp, Inc.	5,230
144	Government Properties Income Trust (REIT)	3,948
54	Green Dot Corp., Class A*	2,331
146	Greenhill & Co., Inc.	8,614
147	Greenlight Capital Re Ltd., Class A*	4,138
182	Hancock Holding Co.	5,944
222	Hanover Insurance Group, Inc./The	9,373
60	Harleysville Group, Inc.	1,925
357	Hatteras Financial Corp. (REIT)	10,142
318	Healthcare Realty Trust, Inc. (REIT)	7,263
742	Hersha Hospitality Trust (REIT)	4,407
354	Highwoods Properties, Inc. (REIT)	13,063
185	Home Properties, Inc. (REIT)	11,729
132	Iberiabank Corp.	7,921
374	Inland Real Estate Corp. (REIT)	3,654
184	Interactive Brokers Group, Inc., Class A	3,227
288	International Bancshares Corp.	5,075
334	Invesco Mortgage Capital, Inc. (REIT)	7,595
231	Investors Bancorp, Inc.*	3,474
908	Janus Capital Group, Inc.	11,050
175	KBW, Inc.	3,976
279	Kilroy Realty Corp. (REIT)	11,701
484	Knight Capital Group, Inc., Class A*	6,640
361	LaSalle Hotel Properties (REIT)	10,159
592	Lexington Realty Trust (REIT)	5,908
259	MB Financial, Inc.	5,359
770	MBIA, Inc.*	7,946
550	Medical Properties Trust, Inc. (REIT)	6,787
806	MF Global Holdings Ltd.*	6,778
1,707	MFA Financial, Inc. (REIT)	13,622
991	MGIC Investment Corp.*	8,582
169	Mid-America Apartment Communities, Inc. (REIT)	11,298
330	Montpelier Re Holdings Ltd.	5,970
116	National Health Investors, Inc. (REIT)	5,641
675	National Penn Bancshares, Inc.	5,542
412	National Retail Properties, Inc. (REIT)	10,852
69	Navigators Group, Inc./The*	3,576
169	NBT Bancorp, Inc.	3,819
137	Nelnet, Inc., Class A	3,155
219	Northwest Bancshares, Inc.	2,757

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
366	Ocwen Financial Corp.*	$4,381
431	Old National Bancorp/IN	4,461
487	Omega Healthcare Investors, Inc. (REIT)	11,182
113	OneBeacon Insurance Group Ltd., Class A	1,588
222	optionsXpress Holdings, Inc.	4,094
66	Park National Corp.	4,559
273	PHH Corp.*	5,859
96	Pico Holdings, Inc.*	3,084
193	Platinum Underwriters Holdings Ltd.	7,297
84	Portfolio Recovery Associates, Inc.*	7,582
239	Post Properties, Inc. (REIT)	9,703
197	Potlatch Corp. (REIT)	7,622
196	Primerica, Inc.	4,532
303	PrivateBancorp, Inc.	4,769
152	ProAssurance Corp.*	10,093
228	Prosperity Bancshares, Inc.	10,454
423	Protective Life Corp.	11,383
280	Provident Financial Services, Inc.	4,066
94	PS Business Parks, Inc. (REIT)	5,664
657	Radian Group, Inc.	3,896
344	Redwood Trust, Inc. (REIT)	5,446
87	RLI Corp.	5,154
38	Saul Centers, Inc. (REIT)	1,664
261	Selective Insurance Group, Inc.	4,604
201	Signature Bank/NY*	11,700
136	Sovran Self Storage, Inc. (REIT)	5,818
453	St Joe Co./The*	11,832
231	StanCorp Financial Group, Inc.	9,956
354	Starwood Property Trust, Inc. (REIT)	8,068
263	Stifel Financial Corp.*	12,014
582	Sunstone Hotel Investors, Inc. (REIT)*	6,088
641	Susquehanna Bancshares, Inc.	5,910
208	SVB Financial Group*	12,572
467	Symetra Financial Corp.	6,482
3,605	Synovus Financial Corp.	9,012
398	Tanger Factory Outlet Centers (REIT)	10,997
662	TCF Financial Corp.	10,321
185	Tower Group, Inc.	4,231
278	Trustmark Corp.	6,461
161	UMB Financial Corp.	6,780
560	Umpqua Holdings Corp.	6,502
213	United Bankshares, Inc.	5,572
226	Unitrin, Inc.	6,834
418	U-Store-It Trust (REIT)	4,748
801	Valley National Bancorp	11,470
555	Washington Federal, Inc.	8,930

Shares		Value
	Common Stocks (continued)
317	Washington Real Estate Investment Trust (REIT)	$10,271
362	Webster Financial Corp.	7,790
143	Westamerica Bancorp.	7,263
477	Whitney Holding Corp/LA	6,459
169	Wintrust Financial Corp.	5,694
		1,048,597
	Health Care – 9.9%
157	Accretive Health, Inc.*	4,434
292	Align Technology, Inc.*	7,049
467	Alkermes, Inc.*	6,734
141	Amedisys, Inc.*	4,698
372	American Medical Systems Holdings, Inc.*	10,974
245	AMERIGROUP Corp.*	16,734
132	Arthrocare Corp.*	4,664
169	athenahealth, Inc.*	7,813
211	Catalyst Health Solutions, Inc.*	12,567
254	Centene Corp.*	9,202
285	Charles River Laboratories International, Inc.*	12,024
113	Chemed Corp.	7,868
226	Cooper Cos., Inc./The	16,927
288	Cubist Pharmaceuticals, Inc.*	9,749
86	Dionex Corp.*	10,178
224	Emdeon, Inc., Class A*	3,508
149	Emergency Medical Services Corp., Class A*	9,506
144	Emeritus Corp.*	3,530
147	Gentiva Health Services, Inc.*	4,116
124	Haemonetics Corp.*	8,705
1,237	Health Management Associates, Inc., Class A*	13,953
461	Healthsouth Corp.*	11,815
290	Healthspring, Inc.*	12,032
309	Hill-Rom Holdings, Inc.	13,908
134	HMS Holdings Corp.*	10,547
301	Immucor, Inc.*	6,571
317	Impax Laboratories, Inc.*	8,680
91	Integra LifeSciences Holdings Corp.*	4,760
155	Invacare Corp.	5,100
459	Isis Pharmaceuticals, Inc.*	4,305
260	LifePoint Hospitals, Inc.*	10,819
207	Luminex Corp.*	4,014
165	Magellan Health Services, Inc.*	8,583
265	Masimo Corp.	9,219
223	MedAssets, Inc.*	3,573
300	Medicis Pharmaceutical Corp., Class A	10,638
202	Meridian Bioscience, Inc.	4,991

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
457	Myriad Genetics, Inc.*	$9,798
193	NuVasive, Inc.*	5,962
307	Onyx Pharmaceuticals, Inc.*	11,534
309	Owens & Minor, Inc.	10,645
176	Par Pharmaceutical Cos., Inc.*	6,061
286	Parexel International Corp.*	7,939
273	PSS World Medical, Inc.*	7,852
91	Quality Systems, Inc.	8,165
253	Salix Pharmaceuticals Ltd.*	9,940
347	Savient Pharmaceuticals, Inc.*	4,029
289	Select Medical Holdings Corp.*	2,578
221	Sirona Dental Systems, Inc.*	12,613
267	STERIS Corp.	9,623
140	Team Health Holdings, Inc.*	2,783
183	Techne Corp.	14,221
196	Teleflex, Inc.	12,350
2,372	Tenet Healthcare Corp.*	16,438
283	Thoratec Corp.*	8,688
202	Universal American Corp.	4,666
425	VCA Antech, Inc.*	10,455
383	Viropharma, Inc.*	7,388
250	Volcano Corp.*	6,665
209	WellCare Health Plans, Inc.*	9,156
164	West Pharmaceutical Services, Inc.	7,747
		521,784
	Industrials – 16.8%
195	AAR Corp.	5,078
219	ABM Industries, Inc.	5,326
335	Actuant Corp., Class A	9,300
213	Acuity Brands, Inc.	12,524
259	Aircastle Ltd.	3,227
665	AirTran Holdings, Inc.*	4,994
182	Alaska Air Group, Inc.*	11,988
204	Alexander & Baldwin, Inc.	10,751
74	Allegiant Travel Co.	3,320
29	Amerco, Inc.*	2,950
220	American Superconductor Corp.*	2,607
190	AO Smith Corp.	8,354
192	Applied Industrial Technologies, Inc.	6,770
128	Atlas Air Worldwide Holdings, Inc.*	8,820
504	Avis Budget Group, Inc.*	9,556
217	Barnes Group, Inc.	5,369
230	Belden, Inc.	8,747
241	Brady Corp., Class A	9,088
247	Briggs & Stratton Corp.	5,827
232	Brink’s Co./The	7,658
302	Carlisle Cos., Inc.	14,961
249	CLARCOR, Inc.	11,252
113	Clean Harbors, Inc.*	11,131

Shares		Value
	Common Stocks (continued)
269	Con-way, Inc.	$10,469
168	Corporate Executive Board Co./The	6,695
102	CoStar Group, Inc.*	6,938
251	Crane Co.	12,527
79	Cubic Corp.	4,272
226	Curtiss-Wright Corp.	7,514
254	Deluxe Corp.	6,878
137	DigitalGlobe, Inc.*	3,973
132	Dollar Thrifty Automotive Group, Inc.*	9,099
328	EMCOR Group, Inc.*	10,158
89	EnerNOC, Inc.*	1,594
228	EnerSys*	8,639
131	ESCO Technologies, Inc.	4,805
150	Esterline Technologies Corp.*	10,770
142	Forward Air Corp.	4,774
94	Franklin Electric Co., Inc.	4,240
232	FTI Consulting, Inc.*	9,257
200	GATX Corp.	8,454
137	Generac Holdings, Inc.*	2,852
257	General Cable Corp.*	12,465
192	Genesee & Wyoming, Inc., Class A*	11,900
318	Geo Group, Inc./The*	8,484
109	GeoEye, Inc.*	4,043
297	Graco, Inc.	14,859
598	GrafTech International Ltd.*	13,874
169	Granite Construction, Inc.	4,593
262	Griffon Corp.*	3,338
397	Harsco Corp.	14,133
293	Healthcare Services Group, Inc.	5,204
274	Heartland Express, Inc.	4,727
63	HEICO Corp.	3,010
114	HEICO Corp., Class A	4,045
282	Herman Miller, Inc.	7,338
475	Hexcel Corp.*	10,227
141	Higher One Holdings, Inc.*	1,987
184	HNI Corp.	5,064
184	HUB Group, Inc., Class A*	7,412
128	II-VI, Inc.*	7,405
194	Insituform Technologies, Inc., Class A*	4,910
279	Interface, Inc., Class A	5,201
1,229	JetBlue Airways Corp.*	6,956
118	KAR Auction Services, Inc.*	2,301
164	Kaydon Corp.	6,347
265	Kirby Corp.*	15,047
289	Knight Transportation, Inc.	5,205
229	Korn/Ferry International*	4,743
237	Landstar System, Inc.	11,234
649	Manitowoc Co., Inc./The	14,401

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
280	MasTec, Inc.*	$6,350
465	Meritor, Inc.*	8,003
91	Middleby Corp.*	8,160
156	Mine Safety Appliances Co.	6,190
203	Moog, Inc., Class A*	8,956
187	Mueller Industries, Inc.	7,315
27	NACCO Industries, Inc., Class A	2,841
24	National Presto Industries, Inc.	2,665
225	Old Dominion Freight Line, Inc.*	8,420
282	Orbital Sciences Corp.*	5,310
168	Polypore International, Inc.*	10,377
191	Regal-Beloit Corp.	14,476
229	Resources Connection, Inc.	3,387
186	Robbins & Myers, Inc.	8,085
238	RSC Holdings, Inc.*	3,134
256	Ryder System, Inc.	13,696
54	Sauer-Danfoss, Inc.*	3,187
2	Seaboard Corp.	4,774
188	Simpson Manufacturing Co., Inc.	5,249
276	Skywest, Inc.	4,562
428	Steelcase, Inc., Class A	4,943
208	SYKES Enterprises, Inc.*	4,166
87	TAL International Group, Inc.	3,136
177	Teledyne Technologies, Inc.*	8,937
308	Tetra Tech, Inc.*	7,275
89	Textainer Group Holdings Ltd.	3,156
260	Thomas & Betts Corp.*	15,072
155	Toro Co./The	10,526
269	Towers Watson & Co., Class A	15,430
393	Trinity Industries, Inc.	14,227
94	Triumph Group, Inc.	8,095
160	Tutor Perini Corp.	4,266
74	Unifirst Corp.	3,830
297	United Rentals, Inc.*	8,738
115	United Stationers, Inc.	8,287
796	US Airways Group, Inc.*	7,236
345	USG Corp.*	5,320
502	UTi Worldwide, Inc.	11,250
104	Valmont Industries, Inc.	10,951
237	Wabtec Corp.	16,917
122	Watsco, Inc.	8,649
146	Watts Water Technologies, Inc., Class A	5,650
255	Werner Enterprises, Inc.	6,673
208	WESCO International, Inc.*	12,886
287	Woodward, Inc.	10,633
		885,345

Shares		Value
	Common Stocks (continued)
	Information Technology – 19.7%
164	ACI Worldwide, Inc.*	$5,419
252	Acme Packet, Inc.*	20,818
395	Acxiom Corp.*	5,751
308	ADTRAN, Inc.	12,711
161	Advent Software, Inc.*	4,384
499	Amkor Technology, Inc.*	3,343
124	Ancestry.com, Inc.*	5,667
145	Anixter International, Inc.	10,895
461	Ariba, Inc.*	16,029
610	Arris Group, Inc.*	7,320
414	Aruba Networks, Inc.*	14,875
459	Aspen Technology, Inc.*	6,880
346	Atheros Communications, Inc.*	15,522
301	Benchmark Electronics, Inc.*	5,087
216	Blackbaud, Inc.	5,975
169	Blackboard, Inc.*	8,131
211	Blue Coat Systems, Inc.*	6,077
116	Cabot Microelectronics Corp.*	5,667
150	CACI International, Inc., Class A*	9,166
1,336	Cadence Design Systems, Inc.*	13,868
219	Cavium Networks, Inc.*	10,341
195	Checkpoint Systems, Inc.*	4,107
457	Ciena Corp.*	12,906
334	Cirrus Logic, Inc.*	5,531
178	Cognex Corp.	5,568
123	Coherent, Inc.*	7,689
200	CommVault Systems, Inc.*	7,878
1,103	Compuware Corp.*	12,497
137	Comtech Telecommunications Corp.	3,877
533	Convergys Corp.*	7,729
548	CoreLogic, Inc.*	10,089
138	Cymer, Inc.*	6,639
820	Cypress Semiconductor Corp.*	17,843
199	DealerTrack Holdings, Inc.*	4,470
328	Diebold, Inc.	11,086
196	Digital River, Inc.*	6,378
166	Diodes, Inc.*	5,681
182	DST Systems, Inc.	8,974
533	Earthlink, Inc.	4,381
157	Ebix, Inc.*	3,587
183	EchoStar Corp., Class A*	6,786
432	Emulex Corp.*	4,186
649	Entegris, Inc.*	5,601
236	Euronet Worldwide, Inc.*	4,425
197	Fair Isaac Corp.	5,886
613	Fairchild Semiconductor International, Inc.*	12,855
188	FEI Co.*	6,102

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
402	Finisar Corp.*	$11,292
70	Forrester Research, Inc.	2,766
225	Fortinet, Inc.*	10,958
297	GSI Commerce, Inc.*	8,693
323	GT Solar International, Inc.*	3,608
553	Harmonic, Inc.*	4,579
135	Hittite Microwave Corp.*	8,693
120	iGate Corp.	2,035
470	Infinera Corp.*	3,675
759	Integrated Device Technology, Inc.*	6,174
216	InterDigital, Inc.	9,999
232	Intermec, Inc.*	2,663
343	International Rectifier Corp.*	11,854
604	Intersil Corp., Class A	8,921
129	IPG Photonics Corp.*	8,960
232	Ixia*	3,791
225	j2 Global Communications, Inc.*	6,628
426	Jack Henry & Associates, Inc.	14,471
216	JDA Software Group, Inc.*	7,078
426	L-1 Identity Solutions, Inc.*	4,997
702	Lawson Software, Inc.*	7,771
109	Littelfuse, Inc.	6,781
75	LogMeIn, Inc.*	3,230
113	Mantech International Corp., Class A*	4,960
86	MAXIMUS, Inc.	6,879
540	Mentor Graphics Corp.*	7,965
249	Micrel, Inc.	3,190
410	Microsemi Corp.*	9,676
41	MicroStrategy, Inc., Class A*	5,793
233	MKS Instruments, Inc.	6,613
641	Monster Worldwide, Inc.*	10,519
789	NCR Corp.*	15,630
174	Netgear, Inc.*	7,265
283	Netlogic Microsystems, Inc.*	12,206
162	Netscout Systems, Inc.*	4,146
138	NetSuite, Inc.*	4,776
367	NeuStar, Inc., Class A*	9,869
267	Omnivision Technologies, Inc.*	8,971
85	OpenTable, Inc.*	9,460
78	Pegasystems, Inc.	2,896
236	Plantronics, Inc.	8,749
200	Plexus Corp.*	7,298
1,124	PMC – Sierra, Inc.*	9,014
138	Power Integrations, Inc.	5,567
278	Power-One, Inc.*	2,296
332	Progress Software Corp.*	9,844
521	QLogic Corp.*	9,368
310	Quest Software, Inc.*	7,986
131	QuinStreet, Inc.*	2,368

Shares		Value
	Common Stocks (continued)
554	Rambus, Inc.*	$11,025
1,340	RF Micro Devices, Inc.*	8,924
113	RightNow Technologies, Inc.*	4,088
140	Rofin-Sinar Technologies, Inc.*	6,063
396	Sanmina-SCI Corp.*	4,641
524	Sapient Corp.*	6,615
204	SAVVIS, Inc.*	8,029
132	Scansource, Inc.*	4,722
305	Semtech Corp.*	8,561
216	Silicon Laboratories, Inc.*	9,413
180	SolarWinds, Inc.*	4,361
1,032	Sonus Networks, Inc.*	4,066
219	SRA International, Inc., Class A*	6,787
108	SS&C Technologies Holdings, Inc.*	2,203
375	SuccessFactors, Inc.*	13,001
274	SunPower Corp., Class A*	5,965
208	SunPower Corp., Class B*	4,445
95	Sycamore Networks, Inc.	2,327
167	Synaptics, Inc.*	4,746
118	SYNNEX Corp.*	3,957
129	Syntel, Inc.	7,054
418	Take-Two Interactive Software, Inc.*	6,763
196	Taleo Corp., Class A*	7,109
230	Tech Data Corp.*	12,220
337	Tekelec*	2,814
150	TeleTech Holdings, Inc.*	2,981
891	Teradyne, Inc.*	14,345
248	Tessera Technologies, Inc.*	4,900
571	TiVo, Inc.*	5,464
786	TriQuint Semiconductor, Inc.*	10,823
259	TTM Technologies, Inc.*	4,952
123	Ultimate Software Group, Inc.*	6,888
190	Unisys Corp.*	5,639
402	ValueClick, Inc.*	6,734
200	Veeco Instruments, Inc.*	10,226
89	Verint Systems, Inc.*	3,046
200	Viasat, Inc.*	7,984
744	Vishay Intertechnology, Inc.*	14,196
197	VistaPrint N.V.*	10,717
188	Websense, Inc.*	4,849
189	Wright Express Corp.*	10,646
279	Zebra Technologies Corp., Class A*	10,962
		1,034,849
	Materials – 5.8%
540	AK Steel Holding Corp.	8,775
130	AMCOL International Corp.	4,839
124	Arch Chemicals, Inc.	4,795
139	Balchem Corp.	5,517
297	Cabot Corp.	13,321

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
277	Calgon Carbon Corp.*	$4,753
218	Carpenter Technology Corp.	11,175
279	Century Aluminum Co.*	5,574
57	Clearwater Paper Corp.*	4,473
435	Coeur d’Alene Mines Corp.*	13,794
565	Commercial Metals Co.	9,469
240	Cytec Industries, Inc.	14,083
218	Eagle Materials, Inc.	6,342
426	Ferro Corp.*	6,390
257	Globe Specialty Metals, Inc.	5,785
86	Graham Packaging Co., Inc.*	1,978
617	Graphic Packaging Holding Co.*	3,387
239	HB Fuller Co.	5,222
1,265	Hecla Mining Co.*	11,904
73	Kaiser Aluminum Corp.	3,658
154	Kraton Performance Polymers, Inc.*	7,109
48	Kronos Worldwide, Inc.	2,955
652	Louisiana-Pacific Corp.*	6,064
93	Minerals Technologies, Inc.	6,324
58	NewMarket Corp.	10,691
353	Olin Corp.	9,086
152	OM Group, Inc.*	5,509
425	PolyOne Corp.	6,154
197	Rock-Tenn Co., Class A	13,607
148	RTI International Metals, Inc.*	4,727
119	Schnitzer Steel Industries, Inc., Class A	7,386
91	Schweitzer-Mauduit International, Inc.	4,717
244	Sensient Technologies Corp.	9,245
600	Solutia, Inc.*	15,810
235	Stillwater Mining Co.*	5,360
204	STR Holdings, Inc.*	3,360
531	Temple-Inland, Inc.	12,494
117	Texas Industries, Inc.	4,934
95	Westlake Chemical Corp.	6,237
297	Worthington Industries, Inc.	6,406
298	WR Grace & Co.*	13,517
		306,926
	Telecommunication Services – 0.3%
111	AboveNet, Inc.	7,409
308	Leap Wireless International, Inc.*	4,571
141	NTELOS Holdings Corp.	2,782
		14,762
	Utilities – 4.0%
145	Allete, Inc.	5,871
92	American States Water Co.	3,212
280	Avista Corp.	6,818

Shares		Value
	Common Stocks (continued)
192	Black Hills Corp.	$6,672
95	California Water Service Group	3,583
298	Cleco Corp.	10,460
211	El Paso Electric Co.*	6,537
205	Empire District Electric Co./The	4,600
3,744	GenOn Energy, Inc.*	14,714
463	Hawaiian Electric Industries, Inc.	11,802
243	IDACORP, Inc.	9,528
103	Laclede Group, Inc./The	3,952
114	MGE Energy, Inc.	4,789
205	New Jersey Resources Corp.	8,975
222	Nicor, Inc.	12,306
131	Northwest Natural Gas Co.	6,057
177	NorthWestern Corp.	5,761
89	Ormat Technologies, Inc.	2,216
158	Otter Tail Corp.	3,694
333	Piedmont Natural Gas Co., Inc.	10,573
388	PNM Resources, Inc.	5,948
371	Portland General Electric Co.	9,260
147	South Jersey Industries, Inc.	8,445
224	Southwest Gas Corp.	8,909
249	UIL Holdings Corp.	7,923
178	Unisource Energy Corp.	6,609
400	Vectren Corp.	11,432
248	WGL Holdings, Inc.	9,801
		210,447
	Total Common Stocks (Cost $5,007,711)	5,255,985
	Money Market Fund – 0.2%
10,028	JPMorgan U.S. Government Money Market Premier, 0.03%	10,028
	Total Investment Securities (Cost $5,017,739) – 100.2%	5,266,013
	Liabilities in excess of other assets – (0.2%)	(12,703)
	Net Assets – 100.0%	$5,253,310
*	Non-income producing security.
REIT	Real Estate Investment Trust

As of April 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$303,646
Aggregate gross unrealized depreciation	(55,673)
Net unrealized appreciation	$247,973
Federal income tax cost of investments	$5,018,040

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Basic Materials Index ETF
Schedule of Portfolio Investments
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Building Products – 1.5%
152	Armstrong World Industries, Inc.	$6,802
452	Griffon Corp.*	5,758
435	Lennox International, Inc.	21,145
924	Owens Corning*	34,964
592	USG Corp.*	9,129
		77,798
	Chemicals – 47.4%
1,701	Air Products & Chemicals, Inc.	162,479
774	Albemarle Corp.	54,606
212	Arch Chemicals, Inc.	8,198
609	Ashland, Inc.	37,807
508	Cabot Corp.	22,784
473	Calgon Carbon Corp.*	8,117
1,326	Celanese Corp.	66,194
602	CF Industries Holdings, Inc.	85,213
410	Cytec Industries, Inc.	24,059
9,685	Dow Chemical Co./The	396,988
7,807	E.I. du Pont de Nemours & Co.	443,359
578	Eastman Chemical Co.	61,990
727	Ferro Corp.*	10,905
615	FMC Corp.	54,292
409	HB Fuller Co.	8,937
1,628	Huntsman Corp.	33,944
665	International Flavors & Fragrances, Inc.	42,241
360	Intrepid Potash, Inc.*	12,334
264	Kraton Performance Polymers, Inc.*	12,186
82	Kronos Worldwide, Inc.	5,048
555	Lubrizol Corp.	74,659
158	Minerals Technologies, Inc.	10,744
4,582	Monsanto Co.	311,759
1,260	Mosaic Co./The	94,324
100	NewMarket Corp.	18,432
604	Olin Corp.	15,547
260	OM Group, Inc.*	9,422
728	PolyOne Corp.	10,541
1,380	PPG Industries, Inc.	130,644
505	Rockwood Holdings, Inc.*	28,654
1,089	RPM International, Inc.	25,591
380	Scotts Miracle-Gro Co./The, Class A	21,459
417	Sensient Technologies Corp.	15,800
886	Sigma-Aldrich Corp.	62,534
1,028	Solutia, Inc.*	27,088
48	Valhi, Inc.	1,519
763	Valspar Corp.	29,993
163	Westlake Chemical Corp.	10,701
509	WR Grace & Co.*	23,088
		2,474,180

Shares		Value
	Common Stocks (continued)
	Commercial Services & Supplies – 0.7%
878	Avery Dennison Corp.	$36,648
	Construction Materials – 1.9%
373	Eagle Materials, Inc.	10,851
384	Martin Marietta Materials, Inc.	35,017
200	Texas Industries, Inc.	8,434
976	Vulcan Materials Co.	44,115
		98,417
	Containers & Packaging – 1.4%
338	Rock-Tenn Co., Class A	23,346
871	Sonoco Products Co.	30,102
910	Temple-Inland, Inc.	21,412
		74,860
	Electrical Equipment – 0.3%
288	Polypore International, Inc.*	17,790
	Machinery – 0.5%
680	Harsco Corp.	24,208
	Metals & Mining – 28.6%
923	AK Steel Holding Corp.	14,999
9,001	Alcoa, Inc.	153,017
786	Allegheny Technologies, Inc.	56,592
222	AMCOL International Corp.	8,263
373	Carpenter Technology Corp.	19,120
476	Century Aluminum Co.*	9,510
1,147	Cliffs Natural Resources, Inc.	107,497
745	Coeur d’Alene Mines Corp.*	23,624
968	Commercial Metals Co.	16,224
277	Compass Minerals International, Inc.	27,038
7,970	Freeport-McMoRan Copper & Gold, Inc.	438,589
440	Globe Specialty Metals, Inc.	9,904
2,172	Hecla Mining Co.*	20,438
124	Kaiser Aluminum Corp.	6,214
4,095	Newmont Mining Corp.	240,008
2,412	Nucor Corp.	113,267
628	Reliance Steel & Aluminum Co.	35,551
454	Royal Gold, Inc.	27,685
253	RTI International Metals, Inc.*	8,081
204	Schnitzer Steel Industries, Inc., Class A	12,662
1,821	Steel Dynamics, Inc.	33,124
401	Stillwater Mining Co.*	9,147
724	Titanium Metals Corp.*	14,502
541	Walter Energy, Inc.	74,777
508	Worthington Industries, Inc.	10,958
		1,490,791

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Basic Materials Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Multi-Utilities – 0.7%
1,470	MDU Resources Group, Inc.	$35,118
	Oil, Gas & Consumable Fuels – 8.7%
1,010	Alpha Natural Resources, Inc.*	58,752
1,375	Arch Coal, Inc.	47,162
1,910	Consol Energy, Inc.	103,312
1,497	International Coal Group, Inc.*	16,512
871	Massey Energy Co.	59,437
650	Patriot Coal Corp.*	16,367
2,257	Peabody Energy Corp.	150,813
		452,355
	Paper & Forest Products – 4.1%
97	Clearwater Paper Corp.*	7,613
355	Domtar Corp.	33,022
3,423	International Paper Co.	105,702
1,114	Louisiana-Pacific Corp.*	10,360
1,424	MeadWestvaco Corp.	47,975
156	Schweitzer-Mauduit International, Inc.	8,087
		212,759

Shares		Value
	Common Stocks (continued)
	Real Estate Investment Trusts – 4.2%
1,378	Plum Creek Timber Co., Inc.	$59,378
337	Potlatch Corp.	13,039
673	Rayonier, Inc.	44,660
4,522	Weyerhaeuser Co.	104,051
		221,128
	Total Common Stocks (Cost $5,007,296)	5,216,052
	Total Investment Securities (Cost $5,007,296) – 100.0%	5,216,052
	Other assets less liabilities – 0.0%	545
	Net Assets – 100.0%	$5,216,597
*	Non-income producing security.

As of April 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$252,206
Aggregate gross unrealized depreciation	(43,472)
Net unrealized appreciation	$208,734
Federal income tax cost of investments	$5,007,318

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Communication Services Index ETF
Schedule of Portfolio Investments
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Communications Equipment – 0.9%
1,017	InterDigital, Inc.	$47,077
	Diversified Telecommunication Services – 46.1%
523	AboveNet, Inc.	34,910
33,635	AT&T, Inc.	1,046,721
6,200	CenturyLink, Inc.	252,836
18,498	Frontier Communications Corp.	152,979
4,990	tw telecom, inc.*	107,485
18,030	Verizon Communications, Inc.	681,173
12,279	Windstream Corp.	157,294
		2,433,398
	Internet Software & Services – 2.9%
6,066	Earthlink, Inc.	49,862
1,030	Equinix, Inc.*	103,680
		153,542
	IT Services – 1.3%
2,646	NeuStar, Inc., Class A*	71,151
	Media – 31.6%
5,034	Cablevision Systems Corp., Class A	177,348
23,977	Comcast Corp., Class A	612,195
5,200	DIRECTV, Class A*	252,668
5,092	DISH Network Corp., Class A*	127,504
2,644	Liberty Global, Inc.*	117,367
2,704	Liberty Global, Inc., Class A*	125,736
3,217	Time Warner Cable, Inc.	251,344
		1,664,162
	Software – 0.4%
2,101	TiVo, Inc.*	20,107
	Wireless Telecommunication Services – 16.8%
4,654	American Tower Corp., Class A*	243,451
1,343	Leap Wireless International, Inc.*	19,930
6,058	MetroPCS Communications, Inc.*	101,956
3,878	NII Holdings, Inc.*	161,247

Shares		Value
	Common Stocks (continued)
1,181	NTELOS Holdings Corp.	$23,301
38,476	Sprint Nextel Corp.*	199,306
1,407	Telephone & Data Systems, Inc.	47,219
1,546	Telephone & Data Systems, Inc., Class L	45,066
858	United States Cellular Corp.*	42,248
		883,724
	Total Common Stocks (Cost $5,037,219)	5,273,161
	Total Investment Securities (Cost $5,037,219) – 100.0%	5,273,161
	Other assets less liabilities – 0.0%	1,614
	Net Assets – 100.0%	$5,274,775
*	Non-income producing security.

As of April 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$240,443
Aggregate gross unrealized depreciation	(4,688)
Net unrealized appreciation	$235,755
Federal income tax cost of investments	$5,037,406

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Cyclical Index ETF
Schedule of Portfolio Investments
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Aerospace & Defense – 0.0%
17	National Presto Industries, Inc.	$1,888
	Auto Components – 4.1%
404	BorgWarner, Inc.*	31,205
216	Cooper Tire & Rubber Co.	5,828
88	Federal-Mogul Corp.*	2,332
487	Gentex Corp.	15,267
850	Goodyear Tire & Rubber Co./The*	15,427
2,376	Johnson Controls, Inc.	97,416
372	Lear Corp.	19,024
210	Tenneco, Inc.*	9,704
359	TRW Automotive Holdings Corp.*	20,485
		216,688
	Automobiles – 5.5%
12,647	Ford Motor Co.*	195,649
1,965	General Motors Co.*	63,057
824	Harley-Davidson, Inc.	30,702
135	Thor Industries, Inc.	4,187
		293,595
	Building Products – 0.3%
1,272	Masco Corp.	17,070
	Chemicals – 0.5%
321	Sherwin-Williams Co./The	26,415
	Commercial Services & Supplies – 0.2%
200	Interface, Inc., Class A	3,728
84	KAR Auction Services, Inc.*	1,638
53	Unifirst Corp.	2,743
		8,109
	Consumer Finance – 0.1%
155	Ezcorp, Inc., Class A*	4,881
	Containers & Packaging – 2.6%
223	Aptargroup, Inc.	11,696
625	Ball Corp.	23,319
382	Bemis Co., Inc.	11,972
564	Crown Holdings, Inc.*	21,094
62	Graham Packaging Co., Inc.*	1,426
332	Graphic Packaging Holding Co.*	1,823
87	Greif, Inc., Class A	5,403
584	Owens-Illinois, Inc.*	17,327
362	Packaging Corp. of America	10,328
560	Sealed Air Corp.	14,431
180	Silgan Holdings, Inc.	8,255
322	Smurfit-Stone Container Corp.*	12,390
		139,464
	Distributors – 0.1%
175	Pool Corp.	5,295
	Diversified Consumer Services – 1.2%
1,080	H&R Block, Inc.	18,673
219	Hillenbrand, Inc.	5,019

Shares		Value
	Common Stocks (continued)
105	Matthews International Corp., Class A	$4,215
202	Regis Corp.	3,434
874	Service Corp. International	10,287
238	Sotheby’s	12,024
120	Weight Watchers International, Inc.	9,330
		62,982
	Electronic Equipment, Instruments & Components – 0.2%
188	Dolby Laboratories, Inc., Class A*	9,411
	Hotels, Restaurants & Leisure – 18.7%
85	Ameristar Casinos, Inc.	1,696
190	Bally Technologies, Inc.*	7,408
81	BJ’s Restaurants, Inc.*	3,803
108	Bob Evans Farms, Inc.	3,387
201	Boyd Gaming Corp.*	1,797
316	Brinker International, Inc.	7,612
64	Buffalo Wild Wings, Inc.*	3,910
1,459	Carnival Corp.	55,544
73	CEC Entertainment, Inc.	2,762
203	Cheesecake Factory, Inc./The*	5,972
110	Chipotle Mexican Grill, Inc.*	29,347
115	Choice Hotels International, Inc.	4,299
83	Cracker Barrel Old Country Store, Inc.	4,252
494	Darden Restaurants, Inc.	23,203
56	DineEquity, Inc.*	2,798
140	Domino’s Pizza, Inc.*	2,600
124	Gaylord Entertainment Co.*	4,448
128	Hyatt Hotels Corp., Class A*	5,672
1,051	International Game Technology	18,592
140	Interval Leisure Group, Inc.*	2,250
183	Jack in the Box, Inc.*	3,779
1,588	Las Vegas Sands Corp.*	74,652
148	Life Time Fitness, Inc.*	5,790
1,115	Marriott International, Inc., Class A	39,359
3,693	McDonald’s Corp.	289,199
1,126	MGM Resorts International*	14,255
328	Orient-Express Hotels Ltd., Class A*	4,025
102	Panera Bread Co., Class A*	12,353
235	Penn National Gaming, Inc.*	9,402
81	PF Chang’s China Bistro, Inc.	3,248
476	Royal Caribbean Cruises Ltd.*	18,954
229	Ruby Tuesday, Inc.*	2,407
242	Scientific Games Corp., Class A*	2,546
97	Six Flags Entertainment Corp.	6,647
2,632	Starbucks Corp.	95,252
619	Starwood Hotels & Resorts Worldwide, Inc.	36,874
207	Texas Roadhouse, Inc.	3,368
128	Vail Resorts, Inc.*	6,271
1,163	Wendy’s/Arby’s Group, Inc., Class A	5,606
208	WMS Industries, Inc.*	6,822
619	Wyndham Worldwide Corp.	21,424

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Cyclical Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
309	Wynn Resorts Ltd.	$45,469
1,654	Yum! Brands, Inc.	88,721
		987,775
	Household Durables – 3.4%
131	American Greetings Corp., Class A	3,223
982	D.R. Horton, Inc.	12,216
538	Fortune Brands, Inc.	35,013
101	Helen of Troy Ltd.*	3,143
326	Jarden Corp.	11,863
236	KB Home	2,787
518	Leggett & Platt, Inc.	13,618
551	Lennar Corp., Class A	10,463
130	MDC Holdings, Inc.	3,795
195	Mohawk Industries, Inc.*	11,708
20	NVR, Inc.*	14,786
1,182	Pulte Group, Inc.*	9,610
229	Tempur-Pedic International, Inc.*	14,377
478	Toll Brothers, Inc.*	10,043
269	Whirlpool Corp.	23,182
		179,827
	Industrial Conglomerates – 0.2%
216	Carlisle Cos., Inc.	10,701
	Internet & Catalog Retail – 8.2%
1,247	Amazon.com, Inc.*	245,036
709	Expedia, Inc.	17,746
1,998	Liberty Media Corp. – Interactive*	34,925
160	Netflix, Inc.*	37,227
174	priceline.com, Inc.*	95,180
97	Shutterfly, Inc.*	5,971
		436,085
	Internet Software & Services – 2.8%
3,969	eBay, Inc.*	136,534
94	QuinStreet, Inc.*	1,700
288	ValueClick, Inc.*	4,824
141	VistaPrint N.V.*	7,670
		150,728
	IT Services – 0.9%
2,337	Western Union Co./The	49,661
	Leisure Equipment & Products – 1.5%
313	Brunswick Corp.	7,315
950	Eastman Kodak Co.*	2,641
433	Hasbro, Inc.	20,282
1,279	Mattel, Inc.	34,175
120	Polaris Industries, Inc.	12,651
		77,064
	Machinery – 0.6%
178	CLARCOR, Inc.	8,044
333	Meritor, Inc.*	5,731
227	WABCO Holdings, Inc.*	16,764
		30,539

Shares		Value
	Common Stocks (continued)
	Media – 19.0%
2,212	CBS Corp., Class B	$55,787
207	Cinemark Holdings, Inc.	4,208
145	Clear Channel Outdoor Holdings, Inc., Class A*	1,995
482	Discovery Communications, Inc., Class A*	21,333
502	Discovery Communications, Inc., Class C*	19,809
220	DreamWorks Animation SKG, Inc., Class A*	5,828
836	Gannett Co., Inc.	12,590
136	Harte-Hanks, Inc.	1,264
1,721	Interpublic Group of Cos., Inc./The	20,222
181	John Wiley & Sons, Inc., Class A	9,218
206	Lamar Advertising Co., Class A*	6,699
264	Liberty Media Corp. – Capital*	21,719
185	Liberty Media Corp. – Starz*	14,217
1,094	McGraw-Hill Cos., Inc./The	44,274
129	Meredith Corp.	4,311
192	National CineMedia, Inc.	3,349
342	New York Times Co./The, Class A*	2,781
6,422	News Corp., Class A	114,440
1,540	News Corp., Class B	29,106
1,065	Omnicom Group, Inc.	52,387
277	Regal Entertainment Group, Class A	3,817
78	Scholastic Corp.	2,050
315	Scripps Networks Interactive, Inc., Class A	16,197
3,926	Time Warner, Inc.	148,638
176	Valassis Communications, Inc.*	5,074
37	Viacom, Inc., Class A	2,151
1,965	Viacom, Inc., Class B	100,530
6,288	Walt Disney Co./The	271,013
187	Warner Music Group Corp.*	1,397
19	Washington Post Co./The, Class B	8,282
97	World Wrestling Entertainment, Inc., Class A	1,020
		1,005,706
	Multiline Retail – 3.2%
152	Dillard’s, Inc., Class A	7,299
734	J.C. Penney Co., Inc.	28,223
975	Kohl’s Corp.	51,392
1,486	Macy’s, Inc.	35,530
602	Nordstrom, Inc.	28,625
424	Saks, Inc.*	5,071
168	Sears Holdings Corp.*	14,443
		170,583
	Specialty Retail – 20.5%
312	Abercrombie & Fitch Co., Class A	22,090
298	Advance Auto Parts, Inc.	19,507
311	Aeropostale, Inc.*	7,940
692	American Eagle Outfitters, Inc.	10,767
207	Ann, Inc.*	6,460

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Cyclical Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
226	Ascena Retail Group, Inc.*	$7,072
162	AutoNation, Inc.*	5,493
93	AutoZone, Inc.*	26,261
140	Barnes & Noble, Inc.	1,539
901	Bed Bath & Beyond, Inc.*	50,564
1,148	Best Buy Co., Inc.	35,841
95	Buckle, Inc./The	4,322
149	Cabela’s, Inc.*	3,805
789	CarMax, Inc.*	27,378
98	Cato Corp./The, Class A	2,500
633	Chico’s FAS, Inc.	9,261
92	Childrens Place Retail Stores, Inc./The*	4,892
221	Collective Brands, Inc.*	4,641
321	Dick’s Sporting Goods, Inc.*	13,139
51	DSW, Inc., Class A*	2,421
201	Express, Inc.	4,340
182	Finish Line, Inc./The, Class A	3,911
548	Foot Locker, Inc.	11,793
541	GameStop Corp., Class A*	13,893
1,251	Gap, Inc./The	29,073
84	Genesco, Inc.*	3,392
84	Group 1 Automotive, Inc.	3,615
227	Guess?, Inc.	9,759
82	hhgregg, Inc.*	1,013
99	Hibbett Sports, Inc.*	3,740
5,801	Home Depot, Inc.	215,449
97	JoS. A. Bank Clothiers, Inc.*	5,085
4,883	Lowe’s Cos., Inc.	128,179
973	Ltd. Brands, Inc.	40,049
186	Men’s Wearhouse, Inc./The	5,188
107	Monro Muffler Brake, Inc.	3,251
966	Office Depot, Inc.*	4,163
300	OfficeMax, Inc.*	2,988
494	O’Reilly Automotive, Inc.*	29,176
159	Penske Automotive Group, Inc.*	3,574
419	PetSmart, Inc.	17,669
415	Pier 1 Imports, Inc.*	5,055
403	RadioShack Corp.	6,371
421	Ross Stores, Inc.	31,023
341	Sally Beauty Holdings, Inc.*	5,043
302	Signet Jewelers Ltd.*	13,212
2,584	Staples, Inc.	54,626
123	Talbots, Inc.*	662
447	Tiffany & Co.	31,040
1,401	TJX Cos., Inc.	75,122
257	Tractor Supply Co.	15,901

Shares		Value
	Common Stocks (continued)
168	Ulta Salon Cosmetics & Fragrance, Inc.*	$8,936
462	Urban Outfitters, Inc.*	14,534
334	Williams-Sonoma, Inc.	14,499
74	Zumiez, Inc.*	2,080
		1,083,297
	Textiles, Apparel & Luxury Goods – 6.2%
203	Carter’s, Inc.*	6,277
1,044	Coach, Inc.	62,442
52	Columbia Sportswear Co.	3,535
304	CROCS, Inc.*	6,113
136	Deckers Outdoor Corp.*	11,541
163	Fossil, Inc.*	15,612
332	Hanesbrands, Inc.*	10,793
256	Iconix Brand Group, Inc.*	6,269
309	Jones Group, Inc./The	4,212
1,052	NIKE, Inc., Class B	86,601
218	Phillips-Van Heusen Corp.	15,349
227	Polo Ralph Lauren Corp.	29,685
127	Skechers U.S.A., Inc., Class A*	2,419
89	Steven Madden Ltd.*	4,730
141	Timberland Co./The, Class A*	6,372
127	Under Armour, Inc., Class A*	8,694
303	VF Corp.	30,470
157	Warnaco Group, Inc./The*	10,105
173	Wolverine World Wide, Inc.	6,865
		328,084
	Total Common Stocks (Cost $5,001,529)	5,295,848
	Total Investment Securities (Cost $5,001,529) – 100.0%	5,295,848
	Other assets less liabilities – 0.0%	2
	Net Assets – 100.0%	$5,295,850
*	Non-income producing security.

As of April 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$318,797
Aggregate gross unrealized depreciation	(24,495)
Net unrealized appreciation	$294,302
Federal income tax cost of investments	$ 5,001,546

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Defensive Index ETF
Schedule of Portfolio Investments
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Beverages – 20.4%
34	Boston Beer Co., Inc., Class A*	$3,205
324	Brown-Forman Corp., Class B	23,283
7,799	Coca-Cola Co./The	526,120
1,198	Coca-Cola Enterprises, Inc.	34,035
686	Constellation Brands, Inc., Class A*	15,360
832	Dr. Pepper Snapple Group, Inc.	32,614
259	Hansen Natural Corp.*	17,133
584	Molson Coors Brewing Co., Class B	28,470
5,829	PepsiCo, Inc.	401,560
		1,081,780
	Chemicals – 0.1%
103	Balchem Corp.	4,088
	Diversified Consumer Services – 1.2%
468	Apollo Group, Inc., Class A*	18,734
67	Bridgepoint Education, Inc.*	1,176
54	Capella Education Co.*	2,678
241	Career Education Corp.*	5,256
224	DeVry, Inc.	11,850
155	Education Management Corp.*	2,874
115	Grand Canyon Education, Inc.*	1,663
117	ITT Educational Services, Inc.*	8,392
115	K12, Inc.*	4,528
50	Strayer Education, Inc.	6,194
		63,345
	Food & Staples Retailing – 20.5%
197	BJ’s Wholesale Club, Inc.*	10,110
139	Casey’s General Stores, Inc.	5,425
1,584	Costco Wholesale Corp.	128,177
4,986	CVS Caremark Corp.	180,693
2,178	Kroger Co./The	52,947
66	Pricesmart, Inc.	2,748
2,218	Rite Aid Corp.*	2,462
157	Ruddick Corp.	6,519
1,366	Safeway, Inc.	33,208
777	SUPERVALU, Inc.	8,749
2,159	Sysco Corp.	62,417
160	United Natural Foods, Inc.*	6,830
3,392	Walgreen Co.	144,906
7,403	Wal-Mart Stores, Inc.	407,017
41	Weis Markets, Inc.	1,692
503	Whole Foods Market, Inc.	31,568
		1,085,468
	Food Products – 17.8%
2,153	Archer-Daniels-Midland Co.	79,704
531	Bunge Ltd.	40,059
51	Cal-Maine Foods, Inc.	1,473
762	Campbell Soup Co.	25,596

Shares		Value
	Common Stocks (continued)
1,611	ConAgra Foods, Inc.	$39,389
276	Corn Products International, Inc.	15,208
428	Darling International, Inc.*	6,921
661	Dean Foods Co.*	7,397
80	Diamond Foods, Inc.	5,248
131	Dole Food Co., Inc.*	1,809
336	Flowers Foods, Inc.	10,268
144	Fresh Del Monte Produce, Inc.	3,904
2,219	General Mills, Inc.	85,609
461	Green Mountain Coffee Roasters, Inc.*	30,868
1,166	H.J. Heinz Co.	59,734
132	Hain Celestial Group, Inc./The*	4,489
569	Hershey Co./The	32,837
529	Hormel Foods Corp.	15,558
51	J&J Snack Foods Corp.	2,592
438	J.M. Smucker Co./The	32,881
917	Kellogg Co.	52,517
5,933	Kraft Foods, Inc., Class A	199,230
74	Lancaster Colony Corp.	4,522
439	McCormick & Co., Inc.	21,564
749	Mead Johnson Nutrition Co.	50,093
174	Pilgrim’s Pride Corp.*	1,023
201	Ralcorp Holdings, Inc.*	15,638
77	Sanderson Farms, Inc.	3,665
2,157	Sara Lee Corp.	41,414
567	Smithfield Foods, Inc.*	13,358
154	Snyders-Lance, Inc.	3,041
90	Tootsie Roll Industries, Inc.	2,668
127	TreeHouse Foods, Inc.*	7,705
1,127	Tyson Foods, Inc., Class A	22,427
		940,409
	Household Durables – 0.7%
1,064	Newell Rubbermaid, Inc.	20,280
229	Tupperware Brands Corp.	14,580
		34,860
	Household Products – 18.7%
257	Church & Dwight Co., Inc.	21,197
507	Clorox Co.	35,318
1,809	Colgate-Palmolive Co.	$152,589
254	Energizer Holdings, Inc.*	19,185
1,499	Kimberly-Clark Corp.	99,024
10,255	Procter & Gamble Co./The	665,549
		992,862
	Industrial Conglomerates – 0.0%
1	Seaboard Corp.	2,387
	Internet & Catalog Retail – 0.1%
148	HSN, Inc.*	4,911

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Defensive Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Multiline Retail – 3.5%
197	99 Cents Only Stores*	$3,972
277	Big Lots, Inc.*	11,387
125	Dollar General Corp.*	4,074
459	Dollar Tree, Inc.*	26,393
435	Family Dollar Stores, Inc.	23,581
2,350	Target Corp.	115,385
		184,792
	Personal Products – 2.4%
321	Alberto-Culver Co.	11,986
1,572	Avon Products, Inc.	46,185
437	Estee Lauder Cos., Inc./The, Class A	42,389
217	Herbalife Ltd.	19,482
204	Nu Skin Enterprises, Inc.	6,547
		126,589
	Tobacco – 14.6%
7,629	Altria Group, Inc.	204,762
548	Lorillard, Inc.	58,362

Shares		Value
	Common Stocks (continued)
6,584	Philip Morris International, Inc.	$457,193
1,239	Reynolds American, Inc.	45,979
88	Universal Corp.	3,818
160	Vector Group Ltd.	2,938
		773,052
	Total Common Stocks (Cost $5,009,735)	5,294,543
	Total Investment Securities (Cost $5,009,735) – 100.0%	5,294,543
	Other assets less liabilities – 0.0%	258
	Net Assets – 100.0%	$5,294,801
*	Non-income producing security.

As of April 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$ 290,671
Aggregate gross unrealized depreciation	(5,896)
Net unrealized appreciation	$ 284,775
Federal income tax cost of investments	$ 5,009,768

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Energy Index ETF
Schedule of Portfolio Investments
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Energy Equipment & Services – 23.0%
185	Atwood Oceanics, Inc.*	$8,312
1,415	Baker Hughes, Inc.	109,535
113	Bristow Group, Inc.*	5,243
809	Cameron International Corp.*	42,650
66	CARBO Ceramics, Inc.	10,622
243	Complete Production Services, Inc.*	8,247
148	Core Laboratories N.V.	14,205
218	Diamond Offshore Drilling, Inc.	16,540
268	Dresser-Rand Group, Inc.*	14,081
102	Dril-Quip, Inc.*	7,809
210	Exterran Holdings, Inc.*	4,559
798	FMC Technologies, Inc.*	37,091
346	Global Industries Ltd.*	3,412
86	Gulfmark Offshore, Inc., Class A*	3,661
3,015	Halliburton Co.	152,197
348	Helix Energy Solutions Group, Inc.*	6,588
322	Helmerich & Payne, Inc.	21,361
470	Key Energy Services, Inc.*	8,554
99	Lufkin Industries, Inc.	9,141
946	Nabors Industries Ltd.*	28,985
1,390	National Oilwell Varco, Inc.	106,599
180	Oceaneering International, Inc.*	15,736
167	Oil States International, Inc.*	13,863
514	Patterson-UTI Energy, Inc.	15,991
528	Pride International, Inc.*	23,184
420	Rowan Cos., Inc.*	17,514
163	RPC, Inc.	4,409
3,943	Schlumberger Ltd.	353,884
71	SEACOR Holdings, Inc.	7,017
261	Superior Energy Services, Inc.*	10,028
250	TETRA Technologies, Inc.*	3,693
171	Tidewater, Inc.	10,176
1,063	Transocean Ltd.*	77,333
157	Unit Corp.*	9,894
		1,182,114
	Gas Utilities – 1.0%
241	Energen Corp.	15,667
327	Oneok, Inc.	22,870
582	Questar Corp.	10,226
		48,763
	Oil, Gas & Consumable Fuels – 76.0%
1,645	Anadarko Petroleum Corp.	129,856
1,211	Apache Corp.	161,511
145	ATP Oil & Gas Corp.*	2,578
158	Berry Petroleum Co., Class A	8,395
137	Bill Barrett Corp.*	5,717

Shares		Value
	Common Stocks (continued)
387	Brigham Exploration Co.*	$12,976
345	Cabot Oil & Gas Corp.	19,417
114	Carrizo Oil & Gas, Inc.*	4,542
2,153	Chesapeake Energy Corp.	72,492
5,099	Chevron Corp.	558,035
279	Cimarex Energy Co.	30,855
165	Clean Energy Fuels Corp.*	2,812
153	Comstock Resources, Inc.*	4,905
340	Concho Resources, Inc.*	36,329
4,087	ConocoPhillips	322,587
43	Contango Oil & Gas Co.*	2,663
103	Continental Resources, Inc.*	7,074
243	CVR Energy, Inc.*	5,402
1,323	Denbury Resources, Inc.*	29,860
1,364	Devon Energy Corp.	124,124
2,345	El Paso Corp.	45,516
837	EOG Resources, Inc.	94,506
496	EQT Corp.	26,095
568	EXCO Resources, Inc.	11,900
11,577	Exxon Mobil Corp.	1,018,776
373	Forest Oil Corp.*	13,394
344	Frontier Oil Corp.	9,611
1,016	Hess Corp.	87,335
177	Holly Corp.	10,248
2,360	Marathon Oil Corp.	127,534
631	Murphy Oil Corp.	48,890
444	Newfield Exploration Co.*	31,435
576	Noble Energy, Inc.	55,452
182	Northern Oil and Gas, Inc.*	4,324
140	Oasis Petroleum, Inc.*	4,302
2,267	Occidental Petroleum Corp.	259,095
1,000	Petrohawk Energy Corp.*	27,010
307	Pioneer Natural Resources Co.	31,385
463	Plains Exploration & Production Co.*	17,613
582	QEP Resources, Inc.	24,869
397	Quicksilver Resources, Inc.*	5,895
530	Range Resources Corp.	29,918
174	Rosetta Resources, Inc.*	7,992
1,244	SandRidge Energy, Inc.*	15,376
209	SM Energy Co.	15,855
386	Southern Union Co.	11,541
1,150	Southwestern Energy Co.*	50,439
2,152	Spectra Energy Corp.	62,494
141	Stone Energy Corp.*	4,986
401	Sunoco, Inc.	17,107
138	Swift Energy Co.*	5,408
466	Tesoro Corp.*	12,638
505	Ultra Petroleum Corp.*	25,649
1,871	Valero Energy Corp.	52,949

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Energy Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
91	Venoco, Inc.*	$1,692
121	W&T Offshore, Inc.	3,244
389	Whiting Petroleum Corp.*	27,035
1,943	Williams Cos., Inc./The	64,449
230	World Fuel Services Corp.	9,103
		3,915,190
	Total Common Stocks (Cost $5,002,023)	5,146,067
	Money Market Fund – 0.0%
969	JPMorgan U.S. Government Money Market Premier, 0.03%	969
	Total Investment Securities (Cost $5,002,992) – 100.0%	5,147,036
	Other assets less liabilities – 0.0%	2,349
	Net Assets – 100.0%	$5,149,385
*	Non-income producing security.

As of April 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$187,499
Aggregate gross unrealized depreciation	(43,455)
Net unrealized appreciation	$ 144,044
Federal income tax cost of investments	$5,002,992

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Financial Services Index ETF
Schedule of Portfolio Investments
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Capital Markets – 16.7%
133	Affiliated Managers Group, Inc.*	$14,508
643	Ameriprise Financial, Inc.	39,905
109	Artio Global Investors, Inc.	1,791
3,217	Bank of New York Mellon Corp./The	93,164
248	BlackRock, Inc.	48,593
2,510	Charles Schwab Corp./The	45,958
53	Cohen & Steers, Inc.	1,667
520	E*Trade Financial Corp.*	8,445
306	Eaton Vance Corp.	10,334
267	Federated Investors, Inc., Class B	6,883
395	Franklin Resources, Inc.	51,002
9	GAMCO Investors, Inc., Class A	463
1,118	Goldman Sachs Group, Inc./The	168,829
76	Greenhill & Co., Inc.	4,484
1,198	Invesco Ltd.	29,794
476	Janus Capital Group, Inc.	5,793
326	Jefferies Group, Inc.	7,879
92	KBW, Inc.	2,090
255	Knight Capital Group, Inc., Class A*	3,499
369	Legg Mason, Inc.	13,708
42	LPL Investment Holdings, Inc.*	1,541
423	MF Global Holdings Ltd.*	3,557
3,578	Morgan Stanley	93,565
626	Northern Trust Corp.	31,294
117	optionsXpress Holdings, Inc.	2,157
264	Raymond James Financial, Inc.	9,900
396	SEI Investments Co.	8,843
1,302	State Street Corp.	60,608
138	Stifel Financial Corp.*	6,304
672	T. Rowe Price Group, Inc.	43,176
601	TD Ameritrade Holding Corp.	12,946
223	Waddell & Reed Financial, Inc., Class A	9,145
		841,825
	Commercial Banks – 20.7%
448	Associated Banc-Corp	6,541
202	BancorpSouth, Inc.	2,737
124	Bank of Hawaii Corp.	6,050
1,793	BB&T Corp.	48,268
69	BOK Financial Corp.	3,711
770	CapitalSource, Inc.	5,144
204	Cathay General Bancorp	3,478
460	CIT Group, Inc.*	19,532
124	City National Corp./CA	7,082
457	Comerica, Inc.	17,334
201	Commerce Bancshares, Inc./MO	8,555
95	Community Bank System, Inc.	2,377
150	Cullen/Frost Bankers, Inc.	8,886

Shares		Value
	Common Stocks (continued)
245	CVB Financial Corp.	$2,386
384	East West Bancorp, Inc.	8,114
2,378	Fifth Third Bancorp	31,556
14	First Citizens BancShares Inc./NC, Class A	2,800
150	First Financial Bancorp	2,472
54	First Financial Bankshares, Inc.	2,993
678	First Horizon National Corp.	7,424
192	First Midwest Bancorp, Inc./IL	2,515
279	FirstMerit Corp.	4,874
296	FNB Corp./PA	3,241
512	Fulton Financial Corp.	5,980
183	Glacier Bancorp, Inc.	2,750
96	Hancock Holding Co.	3,135
2,234	Huntington Bancshares, Inc./OH	15,169
69	Iberiabank Corp.	4,141
151	International Bancshares Corp.	2,661
121	Investors Bancorp, Inc.*	1,820
2,279	KeyCorp	19,759
289	M&T Bank Corp.	25,539
1,361	Marshall & Ilsley Corp.	11,119
136	MB Financial, Inc.	2,814
354	National Penn Bancshares, Inc.	2,906
89	NBT Bancorp, Inc.	2,011
226	Old National Bancorp/IN	2,339
34	Park National Corp.	2,349
1,364	PNC Financial Services Group, Inc.	85,032
159	PrivateBancorp, Inc.	2,503
119	Prosperity Bancshares, Inc.	5,456
3,258	Regions Financial Corp.	23,914
105	Signature Bank/NY*	6,112
1,294	SunTrust Banks, Inc.	36,478
336	Susquehanna Bancshares, Inc.	3,098
109	SVB Financial Group*	6,588
1,894	Synovus Financial Corp.	4,735
348	TCF Financial Corp.	5,425
146	Trustmark Corp.	3,393
4,959	U.S. Bancorp	128,041
85	UMB Financial Corp.	3,579
294	Umpqua Holdings Corp.	3,413
112	United Bankshares, Inc.	2,930
420	Valley National Bancorp	6,014
190	Webster Financial Corp.	4,089
12,924	Wells Fargo & Co.	376,218
75	Westamerica Bancorp.	3,809
250	Whitney Holding Corp/LA	3,385
89	Wintrust Financial Corp.	2,998
474	Zions Bancorp.	11,589
		1,041,361

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Financial Services Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Consumer Finance – 5.3%
2,761	American Express Co.	$135,510
1,184	Capital One Financial Corp.	64,800
77	Cash America International, Inc.	3,654
13	Credit Acceptance Corp.*	1,052
1,410	Discover Financial Services	35,025
72	First Cash Financial Services, Inc.*	2,825
72	Nelnet, Inc., Class A	1,658
1,260	SLM Corp.*	20,903
		265,427
	Diversified Financial Services – 24.8%
26,156	Bank of America Corp.	321,196
35	CBOE Holdings, Inc.	939
75,161	Citigroup, Inc.*	344,989
174	CME Group, Inc.	51,464
96	Interactive Brokers Group, Inc., Class A	1,684
191	IntercontinentalExchange, Inc.*	22,987
10,139	JPMorgan Chase & Co.	462,642
357	NASDAQ OMX Group, Inc./The*	9,675
672	NYSE Euronext	26,913
143	PHH Corp.*	3,069
		1,245,558
	Insurance – 25.9%
878	ACE Ltd.	59,045
1,222	Aflac, Inc.	68,664
19	Alleghany Corp.*	6,383
1,308	Allstate Corp./The	44,263
204	American Financial Group, Inc./OH	7,297
325	American International Group, Inc.*	10,124
37	American National Insurance Co.	2,927
62	Amtrust Financial Services, Inc.	1,197
777	AON Corp.	40,536
127	Arch Capital Group Ltd.*	13,208
81	Argo Group International Holdings Ltd.	2,544
273	Arthur J. Gallagher & Co.	8,130
184	Aspen Insurance Holdings Ltd.	5,257
276	Assurant, Inc.	10,957
437	Assured Guaranty Ltd.	7,429
321	Axis Capital Holdings Ltd.	11,351
2,497	Berkshire Hathaway, Inc., Class B*	208,000
298	Brown & Brown, Inc.	7,703
791	Chubb Corp.	51,565
394	Cincinnati Financial Corp.	12,482
76	CNA Financial Corp.	2,359
41	CNA Surety Corp.*	1,086
586	CNO Financial Group, Inc.*	4,723

Shares		Value
	Common Stocks (continued)
125	Delphi Financial Group, Inc., Class A	$3,994
113	Endurance Specialty Holdings Ltd.	5,010
25	Enstar Group Ltd.*	2,804
74	Erie Indemnity Co., Class A	5,360
134	Everest Re Group Ltd.	12,210
35	FBL Financial Group, Inc., Class A	1,067
592	Fidelity National Financial, Inc., Class A	9,140
256	First American Financial Corp.	3,994
77	Flagstone Reinsurance Holdings S.A.	648
1,267	Genworth Financial, Inc., Class A*	15,445
77	Greenlight Capital Re Ltd., Class A*	2,168
116	Hanover Insurance Group, Inc./The	4,897
31	Harleysville Group, Inc.	994
1,152	Hartford Financial Services Group, Inc.	33,373
298	HCC Insurance Holdings, Inc.	9,697
816	Lincoln National Corp.	25,484
882	Loews Corp.	39,037
25	Markel Corp.*	10,432
1,403	Marsh & McLennan Cos., Inc.	$42,483
404	MBIA, Inc.*	4,169
68	Mercury General Corp.	2,702
2,135	MetLife, Inc.	99,897
173	Montpelier Re Holdings Ltd.	3,130
36	Navigators Group, Inc./The*	1,866
624	Old Republic International Corp.	7,906
59	OneBeacon Insurance Group Ltd., Class A	829
182	PartnerRe Ltd.	14,625
101	Platinum Underwriters Holdings Ltd.	3,819
104	Primerica, Inc.	2,404
779	Principal Financial Group, Inc.	26,291
80	ProAssurance Corp.*	5,312
1,619	Progressive Corp./The	35,521
222	Protective Life Corp.	5,974
1,254	Prudential Financial, Inc.	79,529
189	Reinsurance Group of America, Inc.	11,964
142	RenaissanceRe Holdings Ltd.	9,980
45	RLI Corp.	2,666
137	Selective Insurance Group, Inc.	2,417
121	StanCorp Financial Group, Inc.	5,215
245	Symetra Financial Corp.	3,401
210	Torchmark Corp.	14,053
97	Tower Group, Inc.	2,218
164	Transatlantic Holdings, Inc.	8,084
1,118	Travelers Cos., Inc./The	70,747
118	Unitrin, Inc.	3,568
823	Unum Group	21,793
329	W.R. Berkley Corp.	10,729

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Financial Services Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
18	White Mountains Insurance Group Ltd.	$6,435
838	XL Group plc	20,464
		1,303,175
	IT Services – 3.6%
288	CoreLogic, Inc.*	5,302
279	Mastercard, Inc., Class A	76,974
1,284	Visa, Inc., Class A	100,306
		182,582
	Real Estate Investment Trusts – 1.4%
2,056	Annaly Capital Management, Inc.	36,679
313	Anworth Mortgage Asset Corp.	2,247
182	Capstead Mortgage Corp.	2,410
2,615	Chimera Investment Corp.	10,591
187	Hatteras Financial Corp.	5,313
175	Invesco Mortgage Capital, Inc.	3,979
896	MFA Financial, Inc.	7,150
181	Redwood Trust, Inc.	2,865
		71,234
	Thrifts & Mortgage Finance – 1.6%
229	Astoria Financial Corp.	3,314
435	Capitol Federal Financial, Inc.	4,924
798	First Niagara Financial Group, Inc.	11,491
1,265	Hudson City Bancorp, Inc.	12,056
520	MGIC Investment Corp.*	4,503

Shares		Value
	Common Stocks (continued)
1,129	New York Community Bancorp, Inc.	$18,741
115	Northwest Bancshares, Inc.	1,448
192	Ocwen Financial Corp.*	2,298
908	People's United Financial, Inc.	12,431
147	Provident Financial Services, Inc.	2,134
345	Radian Group, Inc.	2,046
241	TFS Financial Corp.	2,622
291	Washington Federal, Inc.	4,682
		82,690
	Total Common Stocks (Cost $5,007,799)	5,033,852
	Total Investment Securities (Cost $5,007,799) – 100.0%	5,033,852
	Other assets less liabilities – 0.0%	63
	Net Assets – 100.0%	$5,033,915
*	Non-income producing security.

As of April 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,995
Aggregate gross unrealized depreciation	(99,041)
Net unrealized appreciation	$25,954
Federal income tax cost of investments	$5,007,898

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Health Care Index ETF
Schedule of Portfolio Investments
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Biotechnology – 10.8%
309	Alexion Pharmaceuticals, Inc.*	$29,939
322	Alkermes, Inc.*	4,643
3,223	Amgen, Inc.*	183,228
775	Biogen Idec, Inc.*	75,446
347	BioMarin Pharmaceutical, Inc.*	9,331
1,605	Celgene Corp.*	94,502
258	Cephalon, Inc.*	19,814
199	Cubist Pharmaceuticals, Inc.*	6,736
2,712	Gilead Sciences, Inc.*	105,334
639	Human Genome Sciences, Inc.*	18,831
317	Isis Pharmaceuticals, Inc.*	2,974
315	Myriad Genetics, Inc.*	6,754
212	Onyx Pharmaceuticals, Inc.*	7,965
240	Savient Pharmaceuticals, Inc.*	2,787
209	Talecris Biotherapeutics Holdings Corp.*	5,835
170	United Therapeutics Corp.*	11,383
		585,502
	Commercial Services & Supplies – 0.1%
108	Mine Safety Appliances Co.	4,285
	Health Care Equipment & Supplies – 19.1%

287	Alere, Inc.*	10,659
201	Align Technology, Inc.*	4,852
257	American Medical Systems Holdings, Inc.*	7,582
91	Arthrocare Corp.*	3,215
1,993	Baxter International, Inc.	113,402
236	Beckman Coulter, Inc.	19,553
725	Becton Dickinson and Co.	62,307
5,142	Boston Scientific Corp.*	38,514
319	C.R. Bard, Inc.	34,053
755	CareFusion Corp.*	22,174
156	Cooper Cos., Inc./The	11,684
1,684	Covidien plc	93,782
487	DENTSPLY International, Inc.	18,282
384	Edwards Lifesciences Corp.*	33,158
166	Gen-Probe, Inc.*	13,765
86	Haemonetics Corp.*	6,037
213	Hill-Rom Holdings, Inc.	9,587
882	Hologic, Inc.*	19,422
196	IDEXX Laboratories, Inc.*	15,960
207	Immucor, Inc.*	4,519
63	Integra LifeSciences Holdings Corp.*	3,296
134	Intuitive Surgical, Inc.*	46,860
107	Invacare Corp.	3,520
214	Kinetic Concepts, Inc.*	12,632
183	Masimo Corp.	6,367
3,694	Medtronic, Inc.	154,225
140	Meridian Bioscience, Inc.	3,459
133	NuVasive, Inc.*	4,108

Shares		Value
	Common Stocks (continued)
516	ResMed, Inc.*	$16,455
153	Sirona Dental Systems, Inc.*	8,732
1,168	St Jude Medical, Inc.	62,418
184	STERIS Corp.	6,631
1,038	Stryker Corp.	61,242
135	Teleflex, Inc.	8,506
196	Thoratec Corp.*	6,017
408	Varian Medical Systems, Inc.*	28,642
172	Volcano Corp.*	4,586
113	West Pharmaceutical Services, Inc.	5,338
673	Zimmer Holdings, Inc.*	43,913
		1,029,454
	Health Care Providers & Services – 20.7%
1,310	Aetna, Inc.	54,208
97	Amedisys, Inc.*	3,232
169	AMERIGROUP Corp.*	11,543
935	AmerisourceBergen Corp.	37,998
1,189	Cardinal Health, Inc.	51,947
146	Catalyst Health Solutions, Inc.*	8,696
176	Centene Corp.*	6,376
78	Chemed Corp.	5,431
937	CIGNA Corp.	43,880
316	Community Health Systems, Inc.*	9,711
505	Coventry Health Care, Inc.*	16,296
332	DaVita, Inc.*	29,246
103	Emergency Medical Services Corp., Class A*	6,571
100	Emeritus Corp.*	2,451
1,671	Express Scripts, Inc.*	94,812
101	Gentiva Health Services, Inc.*	2,828
854	Health Management Associates, Inc., Class A*	9,633
332	Health Net, Inc.*	11,056
318	Healthsouth Corp.*	8,150
200	Healthspring, Inc.*	8,298
312	Henry Schein, Inc.*	22,798
574	Humana, Inc.*	43,693
347	Laboratory Corp of America Holdings*	33,475
180	LifePoint Hospitals, Inc.*	7,490
333	Lincare Holdings, Inc.	10,463
114	Magellan Health Services, Inc.*	5,930
867	McKesson Corp.	71,970
1,448	Medco Health Solutions, Inc.*	85,910
160	Mednax, Inc.*	11,347
397	Omnicare, Inc.	12,474
213	Owens & Minor, Inc.	7,338
349	Patterson Cos., Inc.	12,114
188	PSS World Medical, Inc.*	5,407
529	Quest Diagnostics, Inc.	29,825
200	Select Medical Holdings Corp.*	1,784
97	Team Health Holdings, Inc.*	1,928
1,636	Tenet Healthcare Corp.*	11,337

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Health Care Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
3,752	UnitedHealth Group, Inc.	$184,711
139	Universal American Corp.	3,211
306	Universal Health Services, Inc., Class B	16,763
293	VCA Antech, Inc.*	7,208
144	WellCare Health Plans, Inc.*	6,309
1,343	WellPoint, Inc.	103,129
		1,118,977
	Life Sciences Tools & Services – 4.5%
197	Charles River Laboratories International, Inc.*	8,311
221	Covance, Inc.*	13,835
424	Illumina, Inc.*	30,096
637	Life Technologies Corp.*	35,162
143	Luminex Corp.*	2,773
198	Parexel International Corp.*	5,496
402	PerkinElmer, Inc.	11,365
376	Pharmaceutical Product Development, Inc.	11,600
126	Techne Corp.	9,791
1,356	Thermo Fisher Scientific, Inc.*	81,346
312	Waters Corp.*	30,576
		240,351
	Pharmaceuticals – 44.8%
5,248	Abbott Laboratories	273,106
1,049	Allergan, Inc.	83,458
5,859	Bristol-Myers Squibb Co.	164,638
3,349	Eli Lilly & Co.	123,946
354	Endo Pharmaceuticals Holdings, Inc.*	13,863
982	Forest Laboratories, Inc.*	32,563
570	Hospira, Inc.*	32,336

Shares		Value
	Common Stocks (continued)
219	Impax Laboratories, Inc.*	$5,996
9,329	Johnson & Johnson	613,102
207	Medicis Pharmaceutical Corp., Class A	7,340
10,483	Merck & Co., Inc.	376,864
1,479	Mylan, Inc.*	36,857
121	Par Pharmaceutical Cos., Inc.*	4,167
284	Perrigo Co.	25,662
27,474	Pfizer, Inc.	575,855
175	Salix Pharmaceuticals Ltd.*	6,876
264	Viropharma, Inc.*	5,093
393	Warner Chilcott plc, Class A	9,059
452	Watson Pharmaceuticals, Inc.*	28,033
		2,418,814
	Total Common Stocks (Cost $5,006,566)	5,397,383
	Total Investment Securities (Cost $5,006,566) – 100.0%	5,397,383
	Liabilities in excess of other assets – (0.0%)	(172)
	Net Assets – 100.0%	$5,397,211
*	Non-income producing security.

As of April 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$404,671
Aggregate gross unrealized depreciation	(13,887)
Net unrealized appreciation	$390,784
Federal income tax cost of investments	$5,006,599

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Industrials Index ETF
Schedule of Portfolio Investments
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Aerospace & Defense – 18.0%
107	AAR Corp.	$2,786
84	Alliant Techsystems, Inc.	5,935
261	BE Aerospace, Inc.*	10,072
1,772	Boeing Co./The	141,370
43	Cubic Corp.	2,325
124	Curtiss-Wright Corp.	4,123
75	DigitalGlobe, Inc.*	2,175
82	Esterline Technologies Corp.*	5,888
862	General Dynamics Corp.	62,771
338	Goodrich Corp.	29,869
35	HEICO Corp.	1,686
63	HEICO Corp., Class A	2,223
261	Hexcel Corp.*	5,619
1,935	Honeywell International, Inc.	118,480
497	ITT Corp.	28,722
307	L-3 Communications Holdings, Inc.	24,618
782	Lockheed Martin Corp.	61,973
111	Moog, Inc., Class A*	4,897
743	Northrop Grumman Corp.	47,262
155	Orbital Sciences Corp.*	2,919
384	Precision Castparts Corp.	59,336
988	Raytheon Co.	47,967
420	Rockwell Collins, Inc.	26,502
290	Spirit AeroSystems Holdings, Inc., Class A*	7,134
97	Teledyne Technologies, Inc.*	4,898
732	Textron, Inc.	19,105
102	TransDigm Group, Inc.*	8,497
52	Triumph Group, Inc.	4,478
2,174	United Technologies Corp.	194,747
		938,377
	Air Freight & Logistics – 5.9%
70	Atlas Air Worldwide Holdings, Inc.*	4,824
450	CH Robinson Worldwide, Inc.	36,081
578	Expeditors International of Washington, Inc.	31,368
797	FedEx Corp.	76,249
78	Forward Air Corp.	2,622
101	HUB Group, Inc., Class A*	4,068
1,978	United Parcel Service, Inc., Class B	148,291
275	UTi Worldwide, Inc.	6,163
		309,666
	Airlines – 1.8%
365	AirTran Holdings, Inc.*	2,741
100	Alaska Air Group, Inc.*	6,587
41	Allegiant Travel Co.	1,840
901	AMR Corp.*	5,289
2,262	Delta Air Lines, Inc.*	23,480
674	JetBlue Airways Corp.*	3,815
152	Skywest, Inc.	2,512
2,009	Southwest Airlines Co.	23,606
856	United Continental Holdings, Inc.*	19,534
437	US Airways Group, Inc.*	3,972
		93,376

Shares		Value
	Common Stocks (continued)
	Building Products – 0.2%
104	AO Smith Corp.	$4,573
103	Simpson Manufacturing Co., Inc.	2,876
		7,449
	Chemicals – 2.8%
195	Airgas, Inc.	13,543
633	Ecolab, Inc.	33,397
349	Nalco Holding Co.	10,194
836	Praxair, Inc.	88,967
		146,101
	Commercial Services & Supplies – 4.2%
120	ABM Industries, Inc.	2,918
127	Brink’s Co./The	4,192
340	Cintas Corp.	10,557
62	Clean Harbors, Inc.*	6,107
199	Copart, Inc.*	9,029
353	Covanta Holding Corp.	6,061
139	Deluxe Corp.	3,764
49	EnerNOC, Inc.*	878
175	Geo Group, Inc./The*	4,669
161	Healthcare Services Group, Inc.	2,859
155	Herman Miller, Inc.	4,033
77	Higher One Holdings, Inc.*	1,085
101	HNI Corp.	2,780
500	Iron Mountain, Inc.	15,925
551	Pitney Bowes, Inc.	13,533
555	R.R. Donnelley & Sons Co.	10,467
849	Republic Services, Inc.	26,845
203	Rollins, Inc.	4,257
235	Steelcase, Inc., Class A	2,714
230	Stericycle, Inc.*	20,995
169	Tetra Tech, Inc.*	3,992
63	United Stationers, Inc.	4,540
316	Waste Connections, Inc.	9,723
1,207	Waste Management, Inc.	47,628
		219,551
	Computers & Peripherals – 0.1%
180	Diebold, Inc.	6,084
	Construction & Engineering – 2.4%
280	Aecom Technology Corp.*	7,633
180	EMCOR Group, Inc.*	5,575
485	Fluor Corp.	33,921
93	Granite Construction, Inc.	2,528
106	Insituform Technologies, Inc., Class A*	2,683
341	Jacobs Engineering Group, Inc.*	16,917
409	KBR, Inc.	15,693
154	MasTec, Inc.*	3,493
567	Quanta Services, Inc.*	12,292
230	Shaw Group, Inc./The*	8,947
88	Tutor Perini Corp.	2,346
226	URS Corp.*	10,113
		122,141
	Consumer Finance – 0.0%
29	Green Dot Corp., Class A*	1,252

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Industrials Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Distributors – 0.6%
432	Genuine Parts Co.	$23,199
388	LKQ Corp.*	9,785
		32,984
	Diversified Consumer Services – 0.1%
80	Coinstar, Inc.*	4,318
	Diversified Financial Services – 1.1%
524	Leucadia National Corp.	20,258
553	Moody’s Corp.	21,645
322	MSCI, Inc., Class A*	11,421
53	Pico Holdings, Inc.*	1,702
46	Portfolio Recovery Associates, Inc.*	4,152
		59,178
	Electrical Equipment – 5.7%
121	American Superconductor Corp.*	1,434
436	AMETEK, Inc.	20,073
316	Babcock & Wilcox Co./The*	9,926
126	Belden, Inc.	4,792
132	Brady Corp., Class A	4,978
452	Cooper Industries plc	29,809
2,047	Emerson Electric Co.	124,376
125	EnerSys*	4,736
52	Franklin Electric Co., Inc.	2,346
141	General Cable Corp.*	6,838
328	GrafTech International Ltd.*	7,610
104	Regal-Beloit Corp.	7,882
385	Rockwell Automation, Inc.	33,545
254	Roper Industries, Inc.	21,968
143	Thomas & Betts Corp.*	8,290
158	Woodward, Inc.	5,854
		294,457
	Electronic Equipment, Instruments & Components – 0.5%
107	Checkpoint Systems, Inc.*	2,253
428	FLIR Systems, Inc.	15,074
234	L-1 Identity Solutions, Inc.*	2,745
60	Littelfuse, Inc.	3,733
65	SYNNEX Corp.*	2,179
		25,984
	Energy Equipment & Services – 0.3%
633	McDermott International, Inc.*	14,616
	Health Care Providers & Services – 0.1%
74	HMS Holdings Corp.*	5,825
	Health Care Technology – 0.0%
123	Emdeon, Inc., Class A*	1,926
	Household Durables – 0.6%
449	Stanley Black & Decker, Inc.	32,620
	Industrial Conglomerates – 15.9%
1,771	3M Co.	172,159
28,936	General Electric Co.	591,741
1,284	Tyco International Ltd.	62,582
		826,482

Shares		Value
	Common Stocks (continued)
	Insurance – 0.0%
4	Wesco Financial Corp.	$1,568
	Internet Software & Services – 0.3%
163	GSI Commerce, Inc.*	4,771
352	Monster Worldwide, Inc.*	5,776
47	OpenTable, Inc.*	5,231
		15,778
	IT Services – 7.0%
1,737	Accenture plc, Class A	99,235
141	Alliance Data Systems Corp.*	13,395
1,335	Automatic Data Processing, Inc.	72,557
339	Broadridge Financial Solutions, Inc.	7,878
100	DST Systems, Inc.	4,931
129	Euronet Worldwide, Inc.*	2,419
694	Fidelity National Information Services, Inc.	22,972
407	Fiserv, Inc.*	24,953
38	Forrester Research, Inc.	1,502
223	Gartner, Inc.*	9,569
216	Global Payments, Inc.	11,500
233	Jack Henry & Associates, Inc.	7,915
247	Lender Processing Services, Inc.	7,269
47	MAXIMUS, Inc.	3,760
878	Paychex, Inc.	28,719
1,007	SAIC, Inc.*	17,522
82	TeleTech Holdings, Inc.*	1,629
527	Total System Services, Inc.	9,934
237	VeriFone Systems, Inc.*	12,992
104	Wright Express Corp.*	5,858
		366,509
	Machinery – 19.8%
184	Actuant Corp., Class A	5,108
251	AGCO Corp.*	14,453
119	Barnes Group, Inc.	2,944
135	Briggs & Stratton Corp.	3,185
204	Bucyrus International, Inc.	18,656
1,570	Caterpillar, Inc.	181,194
137	Crane Co.	6,838
482	Cummins, Inc.	57,927
1,369	Danaher Corp.	75,624
1,142	Deere & Co.	111,345
193	Donaldson Co., Inc.	11,817
504	Dover Corp.	34,292
910	Eaton Corp.	48,712
151	Flowserve Corp.	19,120
140	Gardner Denver, Inc.	12,097
163	Graco, Inc.	8,155
219	IDEX Corp.	10,275
1,163	Illinois Tool Works, Inc.	67,931
875	Ingersoll-Rand plc	44,187
277	Joy Global, Inc.	27,963
90	Kaydon Corp.	3,483
222	Kennametal, Inc.	9,373
116	Lincoln Electric Holdings, Inc.	9,115
356	Manitowoc Co., Inc./The	7,900
50	Middleby Corp.*	4,483

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Industrials Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
102	Mueller Industries, Inc.	$3,990
15	NACCO Industries, Inc., Class A	1,578
146	Navistar International Corp.*	10,150
166	Nordson Corp.	9,457
245	Oshkosh Corp.*	7,757
983	PACCAR, Inc.	52,207
313	Pall Corp.	18,292
437	Parker Hannifin Corp.	41,218
266	Pentair, Inc.	10,683
102	Robbins & Myers, Inc.	4,434
29	Sauer-Danfoss, Inc.*	1,711
158	Snap-On, Inc.	9,760
135	SPX Corp.	11,671
293	Terex Corp.*	10,191
209	Timken Co.	11,785
85	Toro Co./The	5,772
216	Trinity Industries, Inc.	7,819
57	Valmont Industries, Inc.	6,002
130	Wabtec Corp.	9,279
80	Watts Water Technologies, Inc., Class A	3,096
		1,033,029
	Marine – 0.3%
112	Alexander & Baldwin, Inc.	5,902
146	Kirby Corp.*	8,290
		14,192
	Media – 0.1%
59	Morningstar, Inc.	3,398
	Metals & Mining – 0.4%
388	United States Steel Corp.	18,511
	Office Electronics – 0.7%
3,736	Xerox Corp.	37,696
	Oil, Gas & Consumable Fuels – 0.2%
73	Overseas Shipholding Group, Inc.	2,033
116	Ship Finance International Ltd.	2,319
115	Teekay Corp.	3,909
		8,261
	Professional Services – 1.6%
92	Corporate Executive Board Co./The	3,666
135	Dun & Bradstreet Corp.	11,094
334	Equifax, Inc.	12,535
127	FTI Consulting, Inc.*	5,067
126	Korn/Ferry International*	2,610
222	ManpowerGroup	14,708
126	Resources Connection, Inc.	1,864
400	Robert Half International, Inc.	12,132
148	Towers Watson & Co., Class A	8,489
327	Verisk Analytics, Inc., Class A*	10,758
		82,923
	Road & Rail – 7.3%
16	Amerco, Inc.*	1,627
276	Avis Budget Group, Inc.*	5,233

Shares		Value
	Common Stocks (continued)
148	Con-way, Inc.	$5,760
1,004	CSX Corp.	79,005
72	Dollar Thrifty Automotive Group, Inc.*	4,963
105	Genesee & Wyoming, Inc., Class A*	6,508
150	Heartland Express, Inc.	2,587
634	Hertz Global Holdings, Inc.*	10,911
250	J.B. Hunt Transport Services, Inc.	11,920
276	Kansas City Southern*	16,038
159	Knight Transportation, Inc.	2,864
130	Landstar System, Inc.	6,162
966	Norfolk Southern Corp.	72,141
123	Old Dominion Freight Line, Inc.*	4,603
140	Ryder System, Inc.	7,490
1,332	Union Pacific Corp.	137,822
140	Werner Enterprises, Inc.	3,664
		379,298
	Software – 0.3%
116	Factset Research Systems, Inc.	12,692
108	Fair Isaac Corp.	3,227
		15,919
	Specialty Retail – 0.2%
198	Aaron’s, Inc.	5,701
174	Rent-A-Center, Inc., Class A	5,298
		10,999
	Trading Companies & Distributors – 1.5%
142	Aircastle Ltd.	1,769
105	Applied Industrial Technologies, Inc.	3,702
400	Fastenal Co.	26,836
110	GATX Corp.	4,650
125	MSC Industrial Direct Co., Class A	8,949
131	RSC Holdings, Inc.*	1,725
48	TAL International Group, Inc.	1,730
49	Textainer Group Holdings Ltd.	1,738
163	United Rentals, Inc.*	4,795
158	W.W. Grainger, Inc.	23,953
		79,847
	Total Common Stocks (Cost $5,002,239)	5,210,315
	Total Investment Securities (Cost $5,002,239) – 100.0%	5,210,315
	Other assets less liabilities – 0.0%	1,687
	Net Assets – 100.0%	$5,212,002
*	Non-income producing security.

As of April 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$240,280
Aggregate gross unrealized depreciation	(32,236)
Net unrealized appreciation	$208,044
Federal income tax cost of investments	$5,002,271

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Real Estate Index ETF
Schedule of Portfolio Investments
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Commercial Services & Supplies – 0.8%
1,643	Corrections Corp. of America*	$40,894
	Professional Services – 0.4%
308	CoStar Group, Inc.*	20,950
	Real Estate Investment Trusts – 94.2%
597	Acadia Realty Trust	12,447
51	Alexander's, Inc.	22,404
823	Alexandria Real Estate Equities, Inc.	67,609
2,501	AMB Property Corp.	91,036
993	American Campus Communities, Inc.	34,904
1,781	American Capital Agency Corp.	51,845
1,738	Apartment Investment & Management Co., Class A	46,857
1,265	AvalonBay Communities, Inc.	160,162
1,946	BioMed Realty Trust, Inc.	38,609
2,059	Boston Properties, Inc.	215,227
2,000	Brandywine Realty Trust	25,400
963	BRE Properties, Inc.	48,843
1,021	Camden Property Trust	64,068
2,051	CBL & Associates Properties, Inc.	38,087
1,156	Colonial Properties Trust	24,461
1,072	CommonWealth REIT	29,362
996	Corporate Office Properties Trust	35,069
1,347	Cousins Properties, Inc.	12,123
3,609	DCT Industrial Trust, Inc.	20,968
2,884	Developers Diversified Realty Corp.	42,510
2,463	DiamondRock Hospitality Co.	29,655
1,341	Digital Realty Trust, Inc.	80,916
3,750	Duke Realty Corp.	57,188
881	DuPont Fabros Technology, Inc.	21,549
401	EastGroup Properties, Inc.	18,470
691	Entertainment Properties Trust	32,899
459	Equity Lifestyle Properties, Inc.	27,457
865	Equity One, Inc.	17,144
4,206	Equity Residential	251,182
466	Essex Property Trust, Inc.	63,134
1,286	Extra Space Storage, Inc.	27,842
906	Federal Realty Investment Trust	79,329
1,071	Franklin Street Properties Corp.	15,144
416	Getty Realty Corp.	10,571
433	Government Properties Income Trust	11,873
5,509	HCP, Inc.	218,267
2,559	Health Care REIT, Inc.	137,597
958	Healthcare Realty Trust, Inc.	21,881
2,234	Hersha Hospitality Trust	13,270
1,065	Highwoods Properties, Inc.	39,299
558	Home Properties, Inc.	35,377

Shares		Value
	Common Stocks (continued)
1,835	Hospitality Properties Trust	$44,315
9,895	Host Hotels & Resorts, Inc.	176,032
1,126	Inland Real Estate Corp.	11,001
853	Kilroy Realty Corp.	35,775
5,971	Kimco Realty Corp.	116,673
1,087	LaSalle Hotel Properties	30,588
1,783	Lexington Realty Trust	17,794
1,683	Liberty Property Trust	59,191
1,928	Macerich Co./The	101,837
1,278	Mack-Cali Realty Corp.	45,139
1,654	Medical Properties Trust, Inc.	20,410
508	Mid-America Apartment Communities, Inc.	33,960
349	National Health Investors, Inc.	16,972
1,239	National Retail Properties, Inc.	32,635
1,877	Nationwide Health Properties, Inc.	82,213
1,465	Omega Healthcare Investors, Inc.	33,636
2,568	Piedmont Office Realty Trust, Inc., Class A	51,103
721	Post Properties, Inc.	29,273
8,454	ProLogis	137,716
283	PS Business Parks, Inc.	17,054
2,095	Public Storage	245,764
1,742	Realty Income Corp.	61,928
1,217	Regency Centers Corp.	57,272
115	Saul Centers, Inc.	5,036
2,110	Senior Housing Properties Trust	50,049
4,352	Simon Property Group, Inc.	498,478
1,157	SL Green Realty Corp.	95,487
409	Sovran Self Storage, Inc.	17,497
1,065	Starwood Property Trust, Inc.	24,271
1,751	Sunstone Hotel Investors, Inc.*	18,316
1,198	Tanger Factory Outlet Centers	33,101
812	Taubman Centers, Inc.	47,218
2,709	UDR, Inc.	70,136
1,257	U-Store-It Trust	14,280
2,421	Ventas, Inc.	135,407
2,678	Vornado Realty Trust	258,909
953	Washington Real Estate Investment Trust	30,877
1,779	Weingarten Realty Investors	46,983
		5,096,361
	Real Estate Management & Development – 4.6%
4,369	CB Richard Ellis Group, Inc., Class A*	116,696
1,797	Forest City Enterprises, Inc., Class A*	34,520

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Real Estate Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
625	Jones Lang LaSalle, Inc.	$63,988
1,364	St Joe Co./The*	35,628
		250,832
	Total Common Stocks (Cost $5,014,832)	5,409,037
	Total Investment Securities (Cost $5,014,832) – 100.0%	5,409,037
	Other assets less liabilities – 0.0%	36
	Net Assets – 100.0%	$5,409,073
*	Non-income producing security.

As of April 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$395,774
Aggregate gross unrealized depreciation	(1,591)
Net unrealized appreciation	$394,183
Federal income tax cost of investments	$5,014,854

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Technology Index ETF
Schedule of Portfolio Investments
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Aerospace & Defense – 0.0%
47	GeoEye, Inc.*	$1,743
	Chemicals – 0.0%
87	STR Holdings, Inc.*	1,433
	Commercial Services & Supplies – 0.0%
89	SYKES Enterprises, Inc.*	1,783
	Communications Equipment – 11.8%
108	Acme Packet, Inc.*	8,922
131	ADTRAN, Inc.	5,406
261	Arris Group, Inc.*	3,132
177	Aruba Networks, Inc.*	6,360
90	Blue Coat Systems, Inc.*	2,592
984	Brocade Communications Systems, Inc.*	6,150
195	Ciena Corp.*	5,507
11,708	Cisco Systems, Inc.	205,593
58	Comtech Telecommunications Corp.	1,641
78	EchoStar Corp., Class A*	2,892
185	Emulex Corp.*	1,793
170	F5 Networks, Inc.*	17,231
172	Finisar Corp.*	4,832
236	Harmonic, Inc.*	1,954
272	Harris Corp.	14,451
201	Infinera Corp.*	1,572
99	Ixia*	1,618
460	JDS Uniphase Corp.*	9,586
1,115	Juniper Networks, Inc.*	42,738
623	Motorola Solutions, Inc.*	28,583
74	Netgear, Inc.*	3,090
101	Plantronics, Inc.	3,744
180	Polycom, Inc.*	10,769
3,474	QUALCOMM, Inc.	197,462
310	Riverbed Technology, Inc.*	10,893
440	Sonus Networks, Inc.*	1,734
40	Sycamore Networks, Inc.	980
144	Tekelec*	1,202
713	Tellabs, Inc.	3,508
86	Viasat, Inc.*	3,433
		609,368
	Computers & Peripherals – 22.4%
1,937	Apple, Inc.*	$674,521
3,589	Dell, Inc.*	55,665
4,308	EMC Corp.*	122,089
4,593	Hewlett-Packard Co.	185,419
99	Intermec, Inc.*	1,137
165	Lexmark International, Inc., Class A*	5,321
337	NCR Corp.*	6,676
763	NetApp, Inc.*	39,661

Shares		Value
	Common Stocks (continued)
222	QLogic Corp.*	$3,992
492	SanDisk Corp.*	24,177
995	Seagate Technology plc	17,532
72	Synaptics, Inc.*	2,046
482	Western Digital Corp.*	19,184
		1,157,420
	Electrical Equipment – 0.3%
91	Acuity Brands, Inc.	5,351
58	Generac Holdings, Inc.*	1,207
111	Hubbell, Inc., Class B	7,769
55	II-VI, Inc.*	3,182
		17,509
	Electronic Equipment, Instruments & Components – 4.5%
366	Amphenol Corp., Class A	20,463
62	Anixter International, Inc.	4,659
242	Arrow Electronics, Inc.*	11,033
319	Avnet, Inc.*	11,586
108	AVX Corp.	1,761
129	Benchmark Electronics, Inc.*	2,180
76	Cognex Corp.	2,377
52	Coherent, Inc.*	3,250
3,303	Corning, Inc.	69,165
331	Ingram Micro, Inc., Class A*	6,200
55	IPG Photonics Corp.*	3,820
84	Itron, Inc.*	4,572
423	Jabil Circuit, Inc.	8,392
136	Molex, Inc.	3,672
151	Molex, Inc., Class A	3,401
192	National Instruments Corp.	5,825
85	Plexus Corp.*	3,102
119	Power-One, Inc.*	983
60	Rofin-Sinar Technologies, Inc.*	2,599
169	Sanmina-SCI Corp.*	1,981
56	Scansource, Inc.*	2,003
943	TE Connectivity Ltd.	33,807
98	Tech Data Corp.*	5,207
254	Trimble Navigation Ltd.*	11,897
111	TTM Technologies, Inc.*	2,122
318	Vishay Intertechnology, Inc.*	6,067
		232,124
	Health Care Providers & Services – 0.0%
67	Accretive Health, Inc.*	1,892
	Health Care Technology – 0.7%
393	Allscripts Healthcare Solutions, Inc.*	8,465
72	athenahealth, Inc.*	3,329
146	Cerner Corp.*	17,546
95	MedAssets, Inc.*	1,522

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Technology Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
39	Quality Systems, Inc.	$3,499
		34,361
	Household Durables – 0.3%
243	Garmin Ltd.*	8,318
146	Harman International Industries, Inc.	7,085
		15,403
	Internet Software & Services – 7.7%
383	Akamai Technologies, Inc.*	13,191
53	Ancestry.com, Inc.*	2,422
85	DealerTrack Holdings, Inc.*	1,909
84	Digital River, Inc.*	2,733
525	Google, Inc., Class A*	285,653
176	IAC/InterActiveCorp*	6,355
96	j2 Global Communications, Inc.*	2,828
32	LogMeIn, Inc.*	1,378
219	Rackspace Hosting, Inc.*	10,116
48	RightNow Technologies, Inc.*	1,737
87	SAVVIS, Inc.*	3,424
363	VeriSign, Inc.	13,417
123	WebMD Health Corp.*	7,118
2,579	Yahoo!, Inc.*	45,777
		398,058
	IT Services – 10.9%
169	Acxiom Corp.*	2,461
378	Amdocs Ltd.*	11,623
64	CACI International, Inc., Class A*	3,911
642	Cognizant Technology Solutions Corp., Class A*	53,222
324	Computer Sciences Corp.	16,518
228	Convergys Corp.*	3,306
51	iGate Corp.	865
2,575	International Business Machines Corp.	439,243
48	Mantech International Corp., Class A*	2,107
224	Sapient Corp.*	2,828
93	SRA International, Inc., Class A*	2,882
55	Syntel, Inc.	3,007
352	Teradata Corp.*	19,684
81	Unisys Corp.*	2,404
		564,061
	Life Sciences Tools & Services – 1.2%
736	Agilent Technologies, Inc.*	36,734
40	Bio-Rad Laboratories, Inc., Class A*	5,005
154	Bruker Corp.*	3,040
37	Dionex Corp.*	4,379
69	Mettler-Toledo International, Inc.*	12,930
		62,088
	Machinery – 0.0%
56	ESCO Technologies, Inc.	2,054

Shares		Value
	Common Stocks (continued)
	Office Electronics – 0.1%
119	Zebra Technologies Corp., Class A*	$4,675
	Professional Services – 0.2%
99	IHS, Inc., Class A*	8,736
	Semiconductors & Semiconductor Equipment – 17.1%
1,210	Advanced Micro Devices, Inc.*	11,011
675	Altera Corp.	32,872
213	Amkor Technology, Inc.*	1,427
628	Analog Devices, Inc.	25,315
2,788	Applied Materials, Inc.	43,744
148	Atheros Communications, Inc.*	6,639
972	Atmel Corp.*	14,872
1,023	Broadcom Corp., Class A*	35,989
50	Cabot Microelectronics Corp.*	2,442
94	Cavium Networks, Inc.*	4,439
143	Cirrus Logic, Inc.*	2,368
231	Cree, Inc.*	9,411
59	Cymer, Inc.*	2,838
350	Cypress Semiconductor Corp.*	7,616
71	Diodes, Inc.*	2,430
277	Entegris, Inc.*	2,390
262	Fairchild Semiconductor International, Inc.*	5,494
80	FEI Co.*	2,597
116	First Solar, Inc.*	16,190
138	GT Solar International, Inc.*	1,541
58	Hittite Microwave Corp.*	3,735
324	Integrated Device Technology, Inc.*	2,636
11,593	Intel Corp.	268,842
146	International Rectifier Corp.*	5,046
258	Intersil Corp., Class A	3,811
354	KLA-Tencor Corp.	15,541
259	Lam Research Corp.*	12,512
442	Linear Technology Corp.	15,382
1,301	LSI Corp.*	9,536
1,134	Marvell Technology Group Ltd.*	17,498
629	Maxim Integrated Products, Inc.	17,197
480	MEMC Electronic Materials, Inc.*	5,678
106	Micrel, Inc.	1,358
398	Microchip Technology, Inc.	16,334
1,825	Micron Technology, Inc.*	20,604
175	Microsemi Corp.*	4,130
100	MKS Instruments, Inc.	2,838
505	National Semiconductor Corp.	12,181
121	Netlogic Microsystems, Inc.*	5,219
194	Novellus Systems, Inc.*	6,227
1,226	NVIDIA Corp.*	24,520
114	Omnivision Technologies, Inc.*	3,830

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Technology Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
897	ON Semiconductor Corp.*	$9,427
480	PMC – Sierra, Inc.*	3,850
59	Power Integrations, Inc.	2,380
236	Rambus, Inc.*	4,696
572	RF Micro Devices, Inc.*	3,809
130	Semtech Corp.*	3,649
92	Silicon Laboratories, Inc.*	4,009
391	Skyworks Solutions, Inc.*	12,301
117	SunPower Corp., Class A*	2,547
89	SunPower Corp., Class B*	1,902
380	Teradyne, Inc.*	6,118
106	Tessera Technologies, Inc.*	2,095
2,479	Texas Instruments, Inc.	88,079
336	TriQuint Semiconductor, Inc.*	4,627
157	Varian Semiconductor Equipment Associates, Inc.*	6,583
86	Veeco Instruments, Inc.*	4,397
546	Xilinx, Inc.	19,034
		885,783
	Software – 22.6%
70	ACI Worldwide, Inc.*	2,313
1,141	Activision Blizzard, Inc.	12,996
1,073	Adobe Systems, Inc.*	35,999
69	Advent Software, Inc.*	1,879
191	ANSYS, Inc.*	10,560
197	Ariba, Inc.*	6,850
196	Aspen Technology, Inc.*	2,938
484	Autodesk, Inc.*	21,770
92	Blackbaud, Inc.	2,545
72	Blackboard, Inc.*	3,464
380	BMC Software, Inc.*	19,087
867	CA, Inc.	21,320
570	Cadence Design Systems, Inc.*	5,917
396	Citrix Systems, Inc.*	33,399
85	CommVault Systems, Inc.*	3,348
471	Compuware Corp.*	5,337
95	Concur Technologies, Inc.*	5,498
67	Ebix, Inc.*	1,531
705	Electronic Arts, Inc.*	14,227
96	Fortinet, Inc.*	4,675
198	Informatica Corp.*	11,090
601	Intuit, Inc.*	33,392
92	JDA Software Group, Inc.*	3,015
300	Lawson Software, Inc.*	3,321
231	Mentor Graphics Corp.*	3,407
170	MICROS Systems, Inc.*	8,843
15,781	Microsoft Corp.	410,622
17	MicroStrategy, Inc., Class A*	2,402
69	Netscout Systems, Inc.*	1,766

Shares		Value
	Common Stocks (continued)
59	NetSuite, Inc.*	$2,042
479	Nuance Communications, Inc.*	9,915
8,082	Oracle Corp.	291,356
245	Parametric Technology Corp.*	5,946
33	Pegasystems, Inc.	1,225
142	Progress Software Corp.*	4,210
132	Quest Software, Inc.*	3,400
407	Red Hat, Inc.*	19,320
222	Rovi Corp.*	10,780
252	Salesforce.com, Inc.*	34,927
77	SolarWinds, Inc.*	1,866
148	Solera Holdings, Inc.	8,140
46	SS&C Technologies Holdings, Inc.*	938
160	SuccessFactors, Inc.*	5,547
1,610	Symantec Corp.*	31,637
316	Synopsys, Inc.*	8,655
178	Take-Two Interactive Software, Inc.*	2,880
84	Taleo Corp., Class A*	3,047
351	TIBCO Software, Inc.*	10,527
53	Ultimate Software Group, Inc.*	2,968
38	Verint Systems, Inc.*	1,301
166	VMware, Inc., Class A*	15,841
80	Websense, Inc.*	2,063
		1,172,042
	Trading Companies & Distributors – 0.2%
52	Watsco, Inc.	3,686
89	WESCO International, Inc.*	5,514
		9,200
	Total Common Stocks (Cost $5,000,468)	5,179,733
	Money Market Fund – 0.1%
5,124	JPMorgan U.S. Government Money Market Premier, 0.03%	5,124
	Total Investment Securities (Cost $5,005,592) – 100.1%	5,184,857
	Liabilities in excess of other assets – (0.1%)	(4,922)
	Net Assets – 100.0%	$5,179,935
*	Non-income producing security.

As of April 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$238,152
Aggregate gross unrealized depreciation	(58,939)
Net unrealized appreciation	$179,213
Federal income tax cost of investments	$5,005,644

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Utilities Index ETF
Schedule of Portfolio Investments
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Electric Utilities – 50.1%
317	Allete, Inc.	$12,835
5,148	American Electric Power Co., Inc.	187,799
651	Cleco Corp.	22,850
1,291	DPL, Inc.	39,104
14,230	Duke Energy Corp.	265,390
3,229	Edison International	126,803
459	El Paso Electric Co.*	14,220
446	Empire District Electric Co./The	10,008
1,952	Entergy Corp.	136,093
7,123	Exelon Corp.	300,235
4,508	FirstEnergy Corp.	180,140
1,457	Great Plains Energy, Inc.	29,985
1,010	Hawaiian Electric Industries, Inc.	25,745
529	IDACORP, Inc.	20,742
546	ITC Holdings Corp.	38,728
249	MGE Energy, Inc.	10,461
4,460	NextEra Energy, Inc.	252,302
1,890	Northeast Utilities	67,284
2,519	NV Energy, Inc.	38,264
344	Otter Tail Corp.	8,043
2,401	Pepco Holdings, Inc.	46,267
1,169	Pinnacle West Capital Corp.	50,723
846	PNM Resources, Inc.	12,969
810	Portland General Electric Co.	20,218
6,061	PPL Corp.	166,253
3,157	Progress Energy, Inc.	149,800
9,051	Southern Co.	353,351
543	UIL Holdings Corp.	17,278
388	Unisource Energy Corp.	14,406
1,191	Westar Energy, Inc.	32,407
		2,650,703
	Gas Utilities – 5.9%
841	AGL Resources, Inc.	34,910
972	Atmos Energy Corp.	33,913
225	Laclede Group, Inc./The	8,633
753	National Fuel Gas Co.	55,195
448	New Jersey Resources Corp.	19,613
484	Nicor, Inc.	26,828
286	Northwest Natural Gas Co.	13,225
726	Piedmont Natural Gas Co., Inc.	23,051
321	South Jersey Industries, Inc.	18,441
488	Southwest Gas Corp.	19,408
1,191	UGI Corp.	39,660
540	WGL Holdings, Inc.	21,341
		314,218
	Independent Power Producers & Energy Traders – 6.6%
8,589	AES Corp./The*	113,718
3,767	Calpine Corp.*	63,097
1,944	Constellation Energy Group, Inc.	70,801
8,215	GenOn Energy, Inc.*	32,285

Shares		Value
	Common Stocks (continued)
2,667	NRG Energy, Inc.*	$64,541
194	Ormat Technologies, Inc.	4,831
		349,273
	Multi-Utilities – 35.4%
1,189	Alliant Energy Corp.	47,013
2,588	Ameren Corp.	75,854
610	Avista Corp.	14,854
418	Black Hills Corp.	14,526
4,259	CenterPoint Energy, Inc.	79,217
2,639	CMS Energy Corp.	52,252
3,135	Consolidated Edison, Inc.	163,396
6,266	Dominion Resources, Inc.	290,868
1,817	DTE Energy Co.	91,813
824	Integrys Energy Group, Inc.	43,145
2,987	NiSource, Inc.	58,097
387	NorthWestern Corp.	12,597
1,118	NSTAR	51,763
1,047	OGE Energy Corp.	55,669
4,275	PG&E Corp.	196,992
5,490	Public Service Enterprise Group, Inc.	176,613
1,234	SCANA Corp.	51,236
2,408	Sempra Energy	132,681
2,174	TECO Energy, Inc.	41,893
873	Vectren Corp.	24,950
2,523	Wisconsin Energy Corp.	78,743
4,916	Xcel Energy, Inc.	119,606
		1,873,778
	Water Utilities – 2.0%
200	American States Water Co.	6,982
1,883	American Water Works Co., Inc.	55,322
1,476	Aqua America, Inc.	33,284
208	California Water Service Group	7,846
		103,434
	Total Common Stocks (Cost $5,011,714)	5,291,406
	Total Investment Securities (Cost $5,011,714) – 100.0%	5,291,406
	Other assets less liabilities – 0.0%	224
	Net Assets – 100.0%	$5,291,630
*	Non-income producing security.

As of April 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$ 279,684
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$ 279,684
Federal income tax cost of investments	$ 5,011,722

See accompanying notes to the financial statements.

FocusShares Trust
Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

	Focus Morningstar US Market Index ETF	Focus Morningstar Large Cap Index ETF	Focus Morningstar Mid Cap Index ETF	Focus Morningstar Small Cap Index ETF	Focus Morningstar Basic Materials Index ETF	Focus Morningstar Communication Services Index ETF	Focus Morningstar Consumer Cyclical Index ETF	Focus Morningstar Consumer Defensive Index ETF
ASSETS:
Securities, at cost	$5,107,235	$5,005,802	$5,002,727	$5,017,739	$5,007,296	$5,037,219	$5,001,529	$5,009,735
Securities, at value	5,324,933	5,210,794	5,242,094	5,266,013	5,216,052	5,273,161	5,295,848	5,294,543
Dividends and interest receivable	4,824	5,633	2,066	2,046	4,804	23,609	2,138	8,699
Receivable for investments sold	—	—	—	12,633	—	259,742	—	—
Total Assets	5,329,757	5,216,427	5,244,160	5,280,692	5,220,856	5,556,512	5,297,986	5,303,242
LIABILITIES:
Overdraft	4,809	3,077	139	10,315	3,018	22,214	611	7,191
Payable for investments purchased	—	—	—	16,147	—	258,280	275	—
Management fees payable (Note 4)	235	230	556	555	876	878	885	885
Trustees fees payable	365	365	365	365	365	365	365	365
Total Liabilities	5,409	3,672	1,060	27,382	4,259	281,737	2,136	8,441
NET ASSETS	$5,324,348	$5,212,755	$5,243,100	$5,253,310	$5,216,597	$5,274,775	$5,295,850	$5,294,801
NET ASSETS CONSIST OF:
Paid in Capital	$5,100,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000
Accumulated undistributed net investment income	6,701	7,503	3,261	4,373	7,105	27,937	1,437	9,937
Accumulated net realized gains (loss) on investments	(51)	260	472	663	736	10,896	94	56
Net unrealized appreciation on:
Investments	217,698	204,992	239,367	248,274	208,756	235,942	294,319	284,808
NET ASSETS	$5,324,348	$5,212,755	$5,243,100	$5,253,310	$5,216,597	$5,274,775	$5,295,850	$5,294,801
Shares (unlimited number of shares authorized, no par value)	204,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Net Asset Value	$26.10	$26.06	$26.22	$26.27	$26.08	$26.37	$26.48	$26.47

See accompanying notes to the financial statements.

FocusShares Trust
Statements of Assets and Liabilities (continued)
April 30, 2011 (Unaudited)

	Focus Morningstar Energy Index ETF	Focus Morningstar Financial Services Index ETF	Focus Morningstar Health Care Index ETF	Focus Morningstar Industrials Index ETF	Focus Morningstar Real Estate Index ETF	Focus Morningstar Technology Index ETF	Focus Morningstar Utilities Index ETF
ASSETS:
Securities, at cost	$5,002,992	$5,007,799	$5,006,566	$5,002,239	$5,014,832	$5,005,592	$5,011,714
Securities, at value	5,147,036	5,033,852	5,397,383	5,210,315	5,409,037	5,184,857	5,291,406
Dividends and interest receivable	588	2,789	4,874	3,178	4,818	1,023	9,187
Receivable for investments sold	43,930	632	—	—	3,330	4,441	—
Total Assets	5,191,554	5,037,273	5,402,257	5,213,493	5,417,185	5,190,321	5,300,593
LIABILITIES:
Overdraft	—	766	3,792	253	4,039	4,441	2,088
Payable for investments purchased	40,940	1,364	—	—	3,146	4,716	5,629
Management fees payable (Note 4)	864	863	889	873	562	864	881
Trustees fees payable	365	365	365	365	365	365	365
Total Liabilities	42,169	3,358	5,046	1,491	8,112	10,386	8,963
NET ASSETS	$5,149,385	$5,033,915	$5,397,211	$5,212,002	$5,409,073	$5,179,935	$5,291,630
NET ASSETS CONSIST OF:
Paid in Capital	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000
Accumulated undistributed net investment income	(341)	8,082	5,491	3,562	14,585	582	11,571
Accumulated net realized gains (loss) on investments	5,682	(220)	903	364	283	88	367
Net unrealized appreciation on:
Investments	144,044	26,053	390,817	208,076	394,205	179,265	279,692
NET ASSETS	$5,149,385	$5,033,915	$5,397,211	$5,212,002	$5,409,073	$5,179,935	$5,291,630
Shares (unlimited number of shares authorized, no par value)	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Net Asset Value	$25.75	$25.17	$26.99	$26.06	$27.05	$25.90	$26.46

See accompanying notes to the financial statements.

FocusShares Trust
Statements of Operations
For the period from March 28, 2011 (commencement of investment operations)
  through April 30, 2011 (Unaudited)

	Focus Morningstar US Market Index ETF	Focus Morningstar Large Cap Index ETF	Focus Morningstar Mid Cap Index ETF	Focus Morningstar Small Cap Index ETF	Focus Morningstar Basic Materials Index ETF	Focus Morningstar Communication Services Index ETF	Focus Morningstar Consumer Cyclical Index ETF	Focus Morningstar Consumer Defensive Index ETF
INVESTMENT INCOME:
Dividends	$7,301	$8,098	$4,185	$5,293	$8,346	$29,180	$2,687	$11,187
Foreign withholding tax on dividends	—	—	(3)	—	—	—	—	—
Total Investment Income	7,301	8,098	4,182	5,293	8,346	29,180	2,687	11,187
EXPENSES:
Management fees (Note 4)	235	230	556	555	876	878	885	885
Trustee fees (Note 4)	365	365	365	365	365	365	365	365
Total Expenses (Note 11)	600	595	921	920	1,241	1,243	1,250	1,250
Net Investment Income (loss)	6,701	7,503	3,261	4,373	7,105	27,937	1,437	9,937
NET REALIZED GAIN (LOSS) ON:
Investments	(51)	260	472	663	736	10,896	94	56
Net realized gain (loss)	(51)	260	472	663	736	10,896	94	56
CHANGE IN NET UNREALIZED APPRECIATION ON:
Investments	217,698	204,992	239,367	248,274	208,756	235,942	294,319	284,808
Change in net unrealized appreciation	217,698	204,992	239,367	248,274	208,756	235,942	294,319	284,808
Net realized and unrealized gain on investments	217,647	205,252	239,839	248,937	209,492	246,838	294,413	284,864
Change in Net Assets Resulting from Operations	$224,348	$212,755	$243,100	$253,310	$216,597	$274,775	$295,850	$294,801

See accompanying notes to the financial statements.

FocusShares Trust
Statements of Operations (continued)
For the period from March 28, 2011 (commencement of investment operations)
  through April 30, 2011 (Unaudited)

	Focus Morningstar Energy Index ETF	Focus Morningstar Financial Services Index ETF	Focus Morningstar Health Care Index ETF	Focus Morningstar Industrials Index ETF	Focus Morningstar Real Estate Index ETF	Focus Morningstar Technology Index ETF	Focus Morningstar Utilities Index ETF
INVESTMENT INCOME:
Dividends	$894	$9,310	$6,745	$4,800	$15,512	$1,811	$12,817
Foreign withholding tax on dividends	(5)	—	—	—	—	—	—
Total Investment Income	889	9,310	6,745	4,800	15,512	1,811	12,817
EXPENSES:
Management fees (Note 4)	865	863	889	873	562	864	881
Trustee fees (Note 4)	365	365	365	365	365	365	365
Total Expenses (Note 11)	1,230	1,228	1,254	1,238	927	1,229	1,246
Net Investment Income (loss)	(341)	8,082	5,491	3,562	14,585	582	11,571
NET REALIZED GAIN (LOSS) ON:
Investments	5,682	(220)	903	364	283	88	367
Net realized gain (loss)	5,682	(220)	903	364	283	88	367
CHANGE IN NET UNREALIZED APPRECIATION ON:
Investments	144,044	26,053	390,817	208,076	394,205	179,265	279,692
Change in net unrealized appreciation	144,044	26,053	390,817	208,076	394,205	179,265	279,692
Net realized and unrealized gain on investments	149,726	25,833	391,720	208,440	394,488	179,353	280,059
Change in Net Assets Resulting from Operations	$149,385	$33,915	$397,211	$212,002	$409,073	$179,935	$291,630

See accompanying notes to the financial statements.

FocusShares Trust
Statements of Changes in Net Assets
For the period from March 28, 2011 (commencement of investment operations)
  through April 30, 2011 (Unaudited)

	Focus Morningstar US Market Index ETF	Focus Morningstar Large Cap Index ETF	Focus Morningstar Mid Cap Index ETF	Focus Morningstar Small Cap Index ETF	Focus Morningstar Basic Materials Index ETF	Focus Morningstar Communication Services Index ETF	Focus Morningstar Consumer Cyclical Index ETF	Focus Morningstar Consumer Defensive Index ETF
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investments income (loss)	$6,701	$7,503	$3,261	$4,373	$7,105	$27,937	$1,437	$9,937
Net realized gain (loss)	(51)	260	472	663	736	10,896	94	56
Change in net unrealized appreciation	217,698	204,992	239,367	248,274	208,756	235,942	294,319	284,808
Change in Net Assets Resulting from Operations	224,348	212,755	243,100	253,310	216,597	274,775	295,850	294,801
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—	—	—
CAPITAL TRANSACTIONS:
Issued in-kind	5,100,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Change in net assets resulting from capital transactions	5,100,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Change in net assets	5,324,348	5,212,755	5,243,100	5,253,310	5,216,597	5,274,775	5,295,850	5,294,801
NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—	$—	$—	$—
End of period	$5,324,348	$5,212,755	$5,243,100	$5,253,310	$5,216,597	$5,274,775	$5,295,850	$5,294,801
Accumulated undistributed net investment income (loss) included in end of period net assets	$6,701	$7,503	$3,261	$4,373	$7,105	$27,937	$1,437	$9,937
SHARE TRANSACTIONS:
Issued	4,000	—	—	—	—	—	—	—
Issued in-kind (Note 8)	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Shares outstanding, end of period	204,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000

See accompanying notes to the financial statements.

FocusShares Trust
Statements of Changes in Net Assets (continued)
For the period from March 28, 2011 (commencement of investment operations)
  through April 30, 2011 (Unaudited)

	Focus Morningstar Energy Index ETF	Focus Morningstar Financial Services Index ETF	Focus Morningstar Health Care Index ETF	Focus Morningstar Industrials Index ETF	Focus Morningstar Real Estate Index ETF	Focus Morningstar Technology Index ETF	Focus Morningstar Utilities Index ETF
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investments income (loss)	$(341)	$8,082	$5,491	$3,562	$14,585	$582	$11,571
Net realized gain (loss)	5,682	(220)	903	364	283	88	367
Change in net unrealized appreciation	144,044	26,053	390,817	208,076	394,205	179,265	279,692
Change in Net Assets Resulting from Operations	149,385	33,915	397,211	212,002	409,073	179,935	291,630
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—	—
CAPITAL TRANSACTIONS:
Issued in-kind	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Change in net assets resulting from capital transactions	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Change in net assets	5,149,385	5,033,915	5,397,211	5,212,002	5,409,073	5,179,935	5,291,630
NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—	$—	$—
End of period	$5,149,385	$5,033,915	$5,397,211	$5,212,002	$5,409,073	$5,179,935	$5,291,630
Accumulated undistributed net investment income (loss) included in end of period net assets	$(341)	$8,082	$5,491	$3,562	$14,585	$582	$11,571
SHARE TRANSACTIONS:
Issued	—	—	—	—	—	—	—
Issued in-kind (Note 8)	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Shares outstanding, end of period	200,000	200,000	200,000	200,000	200,000	200,000	200,000

See accompanying notes to the financial statements.

FocusShares Trust

Financial Highlights (Unaudited)

	PER SHARE OPERATING PERFORMANCE								RATIOS /SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS				DISTRIBUTIONS			Net asset value, end of period	TOTAL RETURN(b)		RATIOS TO AVERAGE NET ASSETS(e)		Net assets, end of period (000's)	SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gains on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions		Net asset value(c)	Market value(d)	Expenses (Note 11)	Net investment income		Portfolio turnover rate(b)(f)
Focus Morningstar US Market Index ETF
March 28, 2011* through April 30, 2011	$25.00	$0.03	$1.07	$1.10	$—	$—	$—	$26.10	4.40%	3.65%	0.13%	1.43%	$5,324	—	%(g)
Focus Morningstar Large Cap Index ETF
March 28, 2011* through April 30, 2011	25.00	0.04	1.02	1.06	—	—	—	26.06	4.24	3.54	0.13	1.63	5,213	—	(g)
Focus Morningstar Mid Cap Index ETF
March 28, 2011* through April 30, 2011	25.00	0.02	1.20	1.22	—	—	—	26.22	4.88	3.92	0.20	0.70	5,243	—(g)
Focus Morningstar Small Cap Index ETF
March 28, 2011* through April 30, 2011	25.00	0.02	1.25	1.27	—	—	—	26.27	5.08	4.04	0.20	0.94	5,253	2
Focus Morningstar Basic Materials Index ETF
March 28, 2011* through April 30, 2011	25.00	0.04	1.04	1.08	—	—	—	26.08	4.32	3.21	0.27	1.54	5,217	—	(g)
Focus Morningstar Communication Services Index ETF
March 28, 2011* through April 30, 2011	25.00	0.14	1.23	1.37	—	—	—	26.37	5.48	4.73	0.27	6.03	5,275	6
Focus Morningstar Consumer Cyclical Index ETF
March 28, 2011* through April 30, 2011	25.00	0.01	1.47	1.48	—	—	—	26.48	5.92	4.79	0.27	0.31	5,296	—	(g)
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FocusShares Trust

Financial Highlights (Unaudited) (continued)

	PER SHARE OPERATING PERFORMANCE									RATIOS /SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS			Net asset value, end of period	TOTAL RETURN(b)		RATIOS TO AVERAGE NET ASSETS(e)		Net assets, end of period (000's)	SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gains on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions		Net asset value(c)	Market value(d)	Expenses (Note 11)	Net investment income		Portfolio turnover rate(b)(f)
Focus Morningstar Consumer Defensive Index ETF
March 28, 2011* through April 30, 2011	$25.00	$0.05		$1.42	$1.47	$—	$—	$—	$26.47	5.88%	5.42%	0.27%	2.13%	$5,295	—	%(g)
Focus Morningstar Energy Index ETF
March 28, 2011* through April 30, 2011	25.00	(0.00	)(h)	0.75	0.75	—	—	—	25.75	3.00	1.78	0.27	(0.07)	5,149	1
Focus Morningstar Financial Services Index ETF
March 28, 2011* through April 30, 2011	25.00	0.04		0.13	0.17	—	—	—	25.17	0.68	0.40	0.27	1.78	5,034	—	(g)
Focus Morningstar Health Care Index ETF
March 28, 2011* through April 30, 2011	25.00	0.03		1.96	1.99	—	—	—	26.99	7.96	7.23	0.27	1.17	5,397	2
Focus Morningstar Industrials Index ETF
March 28, 2011* through April 30, 2011	25.00	0.02		1.04	1.06	—	—	—	26.06	4.24	3.41	0.27	0.77	5,212	—	(g)
Focus Morningstar Real Estate Index ETF
March 28, 2011* through April 30, 2011	25.00	0.07		1.98	2.05	—	—	—	27.05	8.20	7.47	0.20	3.11	5,409	—	(g)
Focus Morningstar Technology Index ETF
March 28, 2011* through April 30, 2011	25.00	0.00	(h)	0.90	0.90	—	—	—	25.90	3.60	2.86	0.27	0.13	5,180	—	(g)
Focus Morningstar Utilities Index ETF
March 28, 2011* through April 30, 2011	25.00	0.06		1.40	1.46	—	—	—	26.46	5.84	4.79	0.27	2.49	5,292	—	(g)
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FocusShares Trust Notes to Financial Highlights:

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the official midpoint bid/ask from the NYSE Euronext Exchange. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(e)	Annualized for periods less than one year.
(f)	In-Kind transactions are not included in the portfolio turnover calculations.
(g)	Less than 0.5%.
(h)	Less than $0.01.

See accompanying notes to the financial statements.

FocusShares Trust
Notes to Financial Statements
April 30, 2011 (Unaudited)

1. Organization

FocusShares Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), currently consisting of fifteen (15) investment portfolios (each, a “Fund”). FocusShares, LLC (the “Advisor”) is the investment adviser to each Fund. Each of the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF is a diversified investment company. Each other Fund is a non-diversified investment company. The Trust was organized as a Delaware statutory trust on July 10, 2007. From November 28, 2007 until October 30, 2008, the Trust operated four exchange-traded funds that have been closed and liquidated.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an “Underlying Index”) representing publicly-traded equity securities of issuers in a particular broad market, market segment, market sector or group of industries.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation guidelines which are approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index. Open-end investment companies are valued at their net asset value.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2011 (Unaudited)

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2011, for each Fund based upon the three levels defined above:

For the period ended April 30, 2011, there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type. There were no significant transfers between Level 1and Level 2 for the period ending April 30, 2011.

	LEVEL 1 – Quoted Prices	LEVEL 1 – Quoted Prices	Total
	Common Stocks	Money Market Funds	Investment Securities
Focus Morningstar US Market Index ETF	$5,324,933	$—	$5,324,933
Focus Morningstar Large Cap Index ETF	5,210,794	—	5,210,794
Focus Morningstar Mid Cap Index ETF	5,242,094	—	5,242,094
Focus Morningstar Small Cap Index ETF	5,255,985	10,028	5,266,013
Focus Morningstar Basic Materials Index ETF	5,216,052	—	5,216,052
Focus Morningstar Communication Services Index ETF	5,273,161	—	5,273,161
Focus Morningstar Consumer Cyclical Index ETF	5,295,848	—	5,295,848
Focus Morningstar Consumer Defensive Index ETF	5,294,543	—	5,294,543
Focus Morningstar Energy Index ETF	5,146,067	969	5,147,036
Focus Morningstar Financial Services Index ETF	5,033,852	—	5,033,852
Focus Morningstar Health Care Index ETF	5,397,383	—	5,397,383
Focus Morningstar Industrials Index ETF	5,210,315	—	5,210,315
Focus Morningstar Real Estate Index ETF	5,409,037	—	5,409,037
Focus Morningstar Technology Index ETF	5,179,733	5,124	5,184,857
Focus Morningstar Utilities Index ETF	5,291,406	—	5,291,406

Repurchase Agreements

The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Futures Contracts

The Funds may utilize futures contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2011 (Unaudited)

a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Funds may use futures contracts based on other indexes or combinations of indexes that the Advisor believes to be representative of each Fund’s respective Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

The Funds may use futures contracts thereon, together with positions in cash and money market instruments, to simulate full investment in each Fund’s respective Underlying Index. Liquid futures contracts are not currently available for the Underlying Index of each Fund. Under such circumstances, the Advisor may seek to utilize other instruments that it believes to be correlated to each Fund’s respective Underlying Index components or a subset of the components.

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Taxes

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders at least annually. Accordingly, no provision for Federal income taxes is required in the financial statements. As of April 30, 2011, management of the Funds has reviewed the open tax period and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2011 (Unaudited)

conclusions are necessary based on factors including but not limited to further implementation on guidance expected from Financial Accounting Standards Board and ongoing analysis of tax law, regulation, and interpretations thereof.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Fees and Other Transactions with Affiliates

Under the terms of an Investment Advisory Agreement between the Trust and Advisor with respect to each of the Funds (the “Investment Advisory Agreement”), FocusShares, LLC serves as the Advisor to the Funds and, subject to the supervision of the Board of Trustees, will be responsible for the day-to-day investment management of the Funds.

The Advisor expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund Name	Management Fee
Focus Morningstar US Market Index ETF	0.05%
Focus Morningstar Large Cap Index ETF	0.05%
Focus Morningstar Mid Cap Index ETF	0.12%
Focus Morningstar Small Cap Index ETF	0.12%
Focus Morningstar Basic Materials Index ETF	0.19%
Focus Morningstar Communication Services Index ETF	0.19%
Focus Morningstar Consumer Cyclical Index ETF	0.19%
Focus Morningstar Consumer Defensive Index ETF	0.19%
Focus Morningstar Energy Index ETF	0.19%
Focus Morningstar Financial Services Index ETF	0.19%
Focus Morningstar Health Care Index ETF	0.19%
Focus Morningstar Industrials Index ETF	0.19%
Focus Morningstar Real Estate Index ETF	0.12%
Focus Morningstar Technology Index ETF	0.19%
Focus Morningstar Utilities Index ETF	0.19%

The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future, at its discretion. Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) interest and tax expenses; (iii) dividend or distribution expenses; (iv) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (v) compensation and expenses of each Independent Trustee; (vi) compensation and expenses of counsel to the Independent Trustees; (vii) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2011 (Unaudited)

Rule 12b-1 under the 1940 Act; (viii) extraordinary expenses, as determined under generally accepted accounting principles; and (ix) the advisory fee payable to the Advisor.

The Trust pays each Independent Trustee an annual retainer of $15,000, a per meeting fee of $500 for in-person meetings of the Board and a per meeting fee of $250 for telephonic meetings. The Trust pays the Chairman of the Board an additional annual retainer of $4,000 and each Trustee who acts as chairman of a committee an additional annual retainer of $1,000. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. No pension or retirement benefits are accrued as part of Trustee compensation. Each Fund’s portion of Trustees’ fees and expenses is disclosed in the Statement of Operations.

5. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets.

6. Issuance and Redemption of Fund Shares

The Trust issues and redeems Shares only in whole creation units (“Creation Units”) on a continuous basis through the Distributor, without an initial sales load, at their NAV next determined after receipt, on any business day, of an order in proper form.

The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any fund of the Trust, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A fixed creation transaction fee (“Transaction Fee”) of $500 payable to the custodian is imposed on each purchaser of Creation Units using the normal clearing process. The creation Transaction Fee is the same regardless of the number of Creation Units purchased by an authorized participant on the same day.

Shares may be redeemed only in whole Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor, only on a Business Day and only through an authorized participant.

The basic redemption Transaction Fees are the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust these Transaction Fees from time to time based upon actual experience. An additional charge up to four times the redemption Transaction Fee may be charged with respect to redemptions outside of the normal clearing process. An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are available) may also be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2011 (Unaudited)

7. Investment Transactions

For the period ended April 30, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
Focus Morningstar US Market Index ETF	$123,881	$19,152
Focus Morningstar Large Cap Index ETF	23,343	20,185
Focus Morningstar Mid Cap Index ETF	146,055	22,597
Focus Morningstar Small Cap Index ETF	179,573	84,764
Focus Morningstar Basic Materials Index ETF	31,057	24,251
Focus Morningstar Communication Services Index ETF	307,945	332,428
Focus Morningstar Consumer Cyclical Index ETF	79,315	7,443
Focus Morningstar Consumer Defensive Index ETF	13,813	2,285
Focus Morningstar Energy Index ETF	46,263	85,331
Focus Morningstar Financial Services Index ETF	26,396	13,413
Focus Morningstar Health Care Index ETF	116,496	123,457
Focus Morningstar Industrials Index ETF	13,363	29,385
Focus Morningstar Real Estate Index ETF	21,731	32,294
Focus Morningstar Technology Index ETF	38,758	10,917
Focus Morningstar Utilities Index ETF	47,781	20,484

8. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

During the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended April 30, 2011, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Focus Morningstar US Market Index ETF	$5,002,557
Focus Morningstar Large Cap Index ETF	5,002,385
Focus Morningstar Mid Cap Index ETF	4,878,796
Focus Morningstar Small Cap Index ETF	4,912,241
Focus Morningstar Basic Materials Index ETF	4,999,753
Focus Morningstar Communication Services Index ETF	5,050,806
Focus Morningstar Consumer Cyclical Index ETF	4,929,563
Focus Morningstar Consumer Defensive Index ETF	4,998,151
Focus Morningstar Energy Index ETF	5,035,411
Focus Morningstar Financial Services Index ETF	4,995,037
Focus Morningstar Health Care Index ETF	5,012,625
Focus Morningstar Industrials Index ETF	5,017,897
Focus Morningstar Real Estate Index ETF	5,025,112
Focus Morningstar Technology Index ETF	4,972,539
Focus Morningstar Utilities Index ETF	4,984,050

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2011 (Unaudited)

9. Risk

•	Index Risk

Except with regard to the Focus Morningstar US Market Index ETF, the Focus Morningstar Large Cap Index ETF, the Focus Morningstar Mid Cap Index ETF and the Focus Morningstar Small Cap Index ETF, each Fund’s Underlying Index is new and has limited historical performance data that is not predictive of future results. Each Underlying Index and Fund rebalance only when Morningstar determines to rebalance the Underlying Index, which occurs on a quarterly basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market or sector the Underlying Indexes seek to track due to changes that are reflected in the market or sector more quickly than the quarterly rebalancing process can track.

•	Index Tracking Risk

Imperfect correlation between the Fund's portfolio securities and those in the Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause tracking error, which is the divergence of the Fund's performance from that of the Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses while the Underlying Index does not.

•	Concentration Risk

This risk applies to all Funds except the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

•	Non-Diversified Risk

This risk applies to each Fund except the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF.

The Funds are separate investment portfolios of the Trust, which is an open-end investment company registered under the 1940 Act. The Funds are classified as “non-diversified” investment companies under the 1940 Act. As a result, the Funds are subject to the risk that they will be more volatile than a diversified fund because each Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise its Underlying Index. As a result, the gains and losses on a single security may have a greater impact on a Fund’s NAV and may make the Fund more volatile than diversified funds.

•	Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2011 (Unaudited)

10. Guarantees and Indemnifications

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Advisor is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

11. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

On June 8, 2011, the Board of Trustees approved an expense limitation agreement. This agreement limits the expenses of each Fund to the extent that the aggregate expenses of every character, including but not limited to investment management fees of the Advisor (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) incurred by a Fund in any fiscal year (“Fund Operating Expenses”), exceed the following amounts:

Fund Name	Management Fee
Focus Morningstar US Market Index ETF	0.0549%
Focus Morningstar Large Cap Index ETF	0.0549%
Focus Morningstar Mid Cap Index ETF	0.1249%
Focus Morningstar Small Cap Index ETF	0.1249%
Focus Morningstar Basic Materials Index ETF	0.1949%
Focus Morningstar Communication Services Index ETF	0.1949%
Focus Morningstar Consumer Cyclical Index ETF	0.1949%
Focus Morningstar Consumer Defensive Index ETF	0.1949%
Focus Morningstar Energy Index ETF	0.1949%
Focus Morningstar Financial Services Index ETF	0.1949%
Focus Morningstar Health Care Index ETF	0.1949%
Focus Morningstar Industrials Index ETF	0.1949%
Focus Morningstar Real Estate Index ETF	0.1249%
Focus Morningstar Technology Index ETF	0.1949%
Focus Morningstar Utilities Index ETF	0.1949%

This expense limitation was approved on a retroactive basis to the commencement of operations, March 28,2011.

FocusShares Trust

Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and trustee fees. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the commencement of investment operations and held through the period ended, April 30, 2011.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, April 30, 2011.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 04/30/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Focus Morningstar US Market Index ETF
Actual	$1,000.00	$1,044.00	$0.12	0.13%
Hypothetical	$1,000.00	$1,024.15	$0.65	0.13%
Focus Morningstar Large Cap Index ETF
Actual	$1,000.00	$1,042.40	$0.12	0.13%
Hypothetical	$1,000.00	$1,024.15	$0.65	0.13%
Focus Morningstar Mid Cap Index ETF
Actual	$1,000.00	$1,048.80	$0.19	0.20%
Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%
Focus Morningstar Small Cap Index ETF
Actual	$1,000.00	$1,050.80	$0.19	0.20%
Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%
Focus Morningstar Basic Materials Index ETF
Actual	$1,000.00	$1,043.20	$0.25	0.27%
Hypothetical	$1,000.00	$1,023.46	$1.35	0.27%

	Beginning Account Value	Ending Account Value 04/30/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Focus Morningstar Communication Services Index ETF
Actual	$1,000.00	$1,054.80	$0.25	0.27%
Hypothetical	$1,000.00	$1,023.46	$1.35	0.27%
Focus Morningstar Consumer Cyclical Index ETF
Actual	$1,000.00	$1,059.20	$0.25	0.27%
Hypothetical	$1,000.00	$1,023.46	$1.35	0.27%
Focus Morningstar Consumer Defensive Index ETF
Actual	$1,000.00	$1,058.80	$0.25	0.27%
Hypothetical	$1,000.00	$1,023.46	$1.35	0.27%
Focus Morningstar Energy Index ETF
Actual	$1,000.00	$1,030.00	$0.25	0.27%
Hypothetical	$1,000.00	$1,023.46	$1.35	0.27%
Focus Morningstar Financial Services Index ETF
Actual	$1,000.00	$1,006.80	$0.24	0.27%
Hypothetical	$1,000.00	$1,023.46	$1.35	0.27%
Focus Morningstar Health Care Index ETF
Actual	$1,000.00	$1,079.60	$0.25	0.27%
Hypothetical	$1,000.00	$1,023.46	$1.35	0.27%
Focus Morningstar Industrials Index ETF
Actual	$1,000.00	$1,042.40	$0.25	0.27%
Hypothetical	$1,000.00	$1,023.46	$1.35	0.27%
Focus Morningstar Real Estate Index ETF
Actual	$1,000.00	$1,082.00	$0.19	0.20%
Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%
Focus Morningstar Technology Index ETF
Actual	$1,000.00	$1,036.00	$0.25	0.27%
Hypothetical	$1,000.00	$1,023.46	$1.35	0.27%
Focus Morningstar Utilities Index ETF
Actual	$1,000.00	$1,058.40	$0.25	0.27%
Hypothetical	$1,000.00	$1,023.46	$1.35	0.27%
*	The Funds commenced operations on March 28, 2011. Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 33 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Funds’ annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one half year period).

Board Approval of Investment Advisory Agreement (Unaudited)

The Trust’s Trustees of Trustees (the “Trustees”), including those Trustees who would not be considered “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, voting separately, is legally required to review and approve the Investment Advisory Agreement initially and thereafter annually following the completion of an initial two year term. In determining whether it was appropriate to approve the Investment Advisory Agreement, the Trustees requested from the Advisor information that the Trustees believed to be reasonably necessary to reach its conclusion. At an “in-person” meeting held on December 15, 2010 (the “Meeting”), the Trustees discussed issues pertaining to the proposed approval of the Investment Advisory Agreement with representatives from the Advisor and with legal counsel, including a separate consultation between the Independent Trustees and legal counsel. This information formed the primary basis for the Trustees’ determinations. During the Meeting the Trustees reviewed a memorandum which detailed the duties and responsibilities of the Trustees with respect to their consideration of the Investment Advisory Agreement. The Trustees reviewed the contract approval materials provided by the Advisor, including, but not limited to (1) an organizational overview of the Advisor and biographies of the personnel providing services to the Funds, (2) a copy of the Investment Advisory Agreement, (3) the Form ADV of the Advisor, and (4) exchange-traded fund and mutual fund industry fee comparison data.

In view of the broad scope and variety of factors and information reviewed by the Trustees, the Trustees did not find it practicable to, and did not, make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching its conclusions and determinations to approve the Investment Advisory Agreement. The Trustees did not identify any particular information that was all-important or controlling. The approval determination was made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, although individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

In considering the Investment Advisory Agreement, the Trustees, including the Independent Trustees, considered the following:

•	Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the investment selection process to be employed by the Advisor. The Trustees also considered the Advisor’s personnel and their prior experience in connection with the proposed investment activities of the Funds. In addition, the Trustees considered the other terms and conditions of the Investment Advisory Agreement. The Trustees concluded that the substantive terms of the Investment Advisory Agreement, including the services to be provided, are generally the same as those of comparable investment companies described in the comparative fee analysis in the contract approval materials. In addition, the Trustees considered the fact that the Trust has the ability to terminate the Investment Advisory Agreement without penalty upon 60 days’ written notice to the Advisor.
•	Investment Performance. The Trustees reviewed the performance record of the Advisor. Although the Funds had not yet commenced operations, the Trustees believes that, based on the experience of the Advisor’s professionals, the Advisor can address the investment objectives of the Funds and that the Funds’ investment performance could be comparable to that of similar series of exchange traded funds (“ETFs”).
•	Costs of the Services Provided to the Funds and the Profits Realized by the Advisor. The Trustees considered comparative data based on publicly available information with respect to services rendered and the advisory fees of other ETFs with similar investment objectives and the projected operating expenses and expense ratios of the Funds compared to other ETFs with similar investment objectives. Based upon its review, the Trustees believes that the fees to be paid under the Investment Advisory Agreement would be generally comparable to those payable under agreements of comparable investment companies described in the market data then available and that the revenues generated by the Advisor through the advisory fees would permit the Advisor to be profitable going forward.

•	Economies of Scale. The Trustees considered information about the potential of shareholders to experience economies of scale as the Funds grow in size. The Trustees considered that because there are no break points in advisory fees, any benefits resulting from the growth in the Funds assets where the Funds fixed costs did not increase proportionately, would not inure to the benefit of the shareholders in a substantial matter.
•	Additional Benefits Derived by Investment Advisor. The Trustees believes that there is limited potential for additional benefits, such as soft dollar arrangements with brokers, to be derived by the Advisor and its affiliates as a result of the Trust’s relationship with the Advisor.

The Trustees gave substantial consideration to the fees payable under the Investment Advisory Agreement. In this connection, the Trustees evaluated the Advisor’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds. The Trustees also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by the Advisor, the Trustees concluded that the level of the fees paid to the Advisor with respect to each Fund is fair and reasonable.

At the Meeting, based on its conclusions, and with the assistance of counsel, the Trustees including the Independent Trustees determined that the proposed agreement with the Advisor was fair and reasonable. Accordingly, the Trustees voted, and the Independent Trustees voted separately, to unanimously approve the Investment Advisory Agreement.

FocusShares Trust

Misc. information (Unaudited)

Proxy Voting Information

A description of FocusShares Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how FocusShares Trust voted any proxies related to portfolio securities is attached to the Fund’s Statement of Additional Information, which is available, without charge, upon request by contacting the Funds directly at 1-855-933-6287 or emailing info@focusshares.com or on the IDEA Database on the Securities and Exchange Commission (“SEC”) Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

FocusShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. FocusShares Trust’s Form N-Q will be available on the SEC’s Website at http://www.sec.gov. The Trust’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the FocusShares website at www.FocusShares.com.

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)           Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)           Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the Registrant’s internal control over financial reporting that occurredduring the Registrant’s second fiscal half year covered by this report that have materially affected, orare reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FocusShares Trust

By:          /s/ Erik Liik
Erik Liik
President
July 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Erik Liik
Erik Liik
President
July 1, 2011

By:          /s/ Brent Arvidson
Brent Arvidson
Chief Financial Officer and Treasurer
July 1, 2011